Nationwide(R) VLI
Separate Account-2
December 31, 2002

[LOGO] The BEST of AMERICA(R)
Life Planning Series(R)

                                                                            2002

                                                                   Annual Report

--------------------------------------------------------------------------------

                                                            [LOGO] Nationwide(R)

                                               Nationwide Life Insurance Company
                                                     Home Office: Columbus, Ohio

 VLOB-12-12/02

                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2002 annual report of the Nationwide VLI Separate Account-2.

Despite coming off a third straight year of disappointment in the equity markets, we believe an optimistic outlook is not unfounded. To state the obvious, time should be in our favor; unbroken bear markets of this duration are highly unusual from a historical perspective. Equity valuations have come down mainly as a result of price contraction rather than earnings contraction. This is highly significant as earnings prospects brighten and comparisons to prior periods become easier. Corporate scandals took their toll in 2002, but the general absence of new revelations of wrongdoing is encouraging. The recent pullback in the U.S. dollar bodes well for export businesses and the improved profit picture this portends. With respect to international tensions and continued anxiety over unspecified terrorist threats, unfolding events and the passage of time are slowly eroding even that uncertain overhang. Finally, there are substantial assets on the sidelines waiting for the "right time" to reenter the equity markets. We don't know the date that will mark the "right time," but we do know that eventually the bull will resume his run.

Despite tough market conditions and a tepid economic environment, Nationwide Life moves into 2003 a financially strong and viable company. We continue to invest in the development of new investment products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your business and look forward to a long and mutually rewarding association with you, our valued customer.


                               /s/ Joseph J. Gasper
                           ---------------------------
                           Joseph J. Gasper, President
                                February 24, 2003

How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account-2. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-547-7548 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 40. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 9 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 32, provide further disclosures about the variable account and its underlying contract provisions.

================================================================================

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2002


Assets:
   Investments at fair value:
      American Century VP Balanced Fund - Class I (ACVPBal)
         801,943 shares (cost $5,656,504) ............................................   $  4,659,290

      American Century VP Capital Appreciation Fund - Class I (ACVPCapAp)
         1,945,532 shares (cost $17,492,259) .........................................     11,498,096

      American Century VP Income & Growth Fund - Class I (ACVPIncGr)
         587,665 shares (cost $3,353,202) ............................................      3,032,352

      American Century VP International Fund - Class I (ACVPInt)
         2,010,543 shares (cost $13,709,549) .........................................     10,474,929

      American Century VP Ultra Fund - Class I (ACVPUltra)
         11,715 shares (cost $89,451) ................................................         86,105

      American Century VP Value Fund - Class I (ACVPVal)
         1,779,551 shares (cost $12,300,551) .........................................     10,890,849

      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
        198,879 shares (cost $1,295,745) .............................................      1,272,826

      Credit Suisse Trust - International Focus Portfolio (CSIntEq)
         755,859 shares (cost $6,311,048) ............................................      5,049,135

      Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
         1,120,598 shares (cost $13,021,120) .........................................     10,410,356

      Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)
         348,652 shares (cost $4,251,187) ............................................      3,842,150

      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         11,559 shares (cost $110,904) ...............................................        110,732

      Dreyfus Socially Responsible Growth Fund, Inc.- Initial Shares (DrySRGro)
         449,004 shares (cost $15,832,492) ...........................................      8,486,176

      Dreyfus Stock Index Fund (DryStkIx)
         2,840,236 shares (cost $92,131,093) .........................................     63,820,103

      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         199,210 shares (cost $6,969,155) ............................................      5,733,255

      Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
         128,054 shares (cost $2,964,332) ............................................      2,056,554

      Federated Quality Bond Fund II - Primary Shares (FedQualBd)
         107,824 shares (cost $1,223,432) ............................................      1,262,614

      Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
         3,290,117 shares (cost $78,587,366) .........................................     59,748,530

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr)
         3,228,024 shares (cost $144,518,289) ........................................   $ 75,664,882

      Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI)
         3,491,745 shares (cost $21,254,491) .........................................     20,706,048

      Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)
         1,131,045 shares (cost $14,026,304) .........................................     12,418,870

      Fidelity(R) VIP II - Asset Manager: Growth Portfolio: Service Class (FidVIPAM)
         1,752,540 shares (cost $28,225,173) .........................................     22,344,890

      Fidelity(R) VIP II - Contrafund Portfolio: Initial Class (FidVIPCon)
         2,435,055 shares (cost $58,919,728) .........................................     44,074,497

      Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOP)
         259,186 shares (cost $4,687,107) ............................................      3,035,073

      Fidelity(R) VIP III - Value Strategies Portfolio: Service Class (FidVIPValStS)
         12,126 shares (cost $100,369) ...............................................         95,795

      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         45,721 shares (cost $265,471) ...............................................        273,866

      Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin)
         7,198 shares (cost $65,092) .................................................         64,493

      Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
         19,013 shares (cost $160,513) ...............................................        155,718

      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         109,247 shares (cost $297,708) ..............................................        261,099

      Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl)
         4,838 shares (cost $35,931) .................................................         35,898

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         1,822,582 shares (cost $22,381,883) .........................................     22,381,304

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         1,783,486 shares (cost $35,389,535) .........................................     13,411,811

      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         17,970 shares (cost $151,843) ...............................................        146,454

      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         32,305 shares (cost $318,902) ...............................................        317,558

      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         60,817 shares (cost $555,107) ...............................................        543,706

      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         111,036 shares (cost $983,549) ..............................................        942,693

      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         28,515 shares (cost $268,756) ...............................................        268,898

      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         11,815 shares (cost $54,981) ................................................         55,060

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
           46,792,122 shares (cost $46,792,122) ......................................     46,792,122

      Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)
         12,186 shares (cost $119,650) ...............................................   $    115,036

      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         130,327 shares (cost $1,258,761) ............................................      1,258,963

      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         1,257,909 shares (cost $10,440,968) .........................................      9,270,789

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         1,303,370 shares (cost $25,439,211) .........................................     20,084,934

      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         7,447,693 shares (cost $108,778,380) ........................................     60,326,315

      Gartmore GVIT U.S.Growth Leaders Fund - Class I (GVITUSGro)
         10,703 shares (cost $86,695) ................................................         80,916

      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         130,734 shares (cost $2,547,268) ............................................      2,253,862

      Janus AS - Global Technology Portfolio - Service Shares (JanGITech)
         365,018 shares (cost $1,330,443) ............................................        879,694

      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         86,262 shares (cost $1,406,454) .............................................      1,481,988

      MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I
         (MGVITMultiSec) 145,329 shares (cost $1,321,403) ............................      1,348,649

      Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
         5,895 shares (cost $53,981) .................................................         46,042

      Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
         1,639,255 shares (cost $18,156,068) .........................................     12,999,290

      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
         150,081 shares (cost $1,965,607) ............................................      1,605,870

      Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         499,371 shares (cost $6,637,610) ............................................      6,741,510

      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         1,469,553 shares (cost $23,439,914) .........................................     16,752,910

      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         39,629 shares (cost $1,194,611) .............................................      1,158,359

      Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
         1,238,497 shares (cost $13,676,927) .........................................     14,007,406

      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         436,418 shares (cost $14,624,748) ...........................................     11,617,436

      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         1,354,751 shares (cost $34,505,876) .........................................     23,979,084

      Oppenheimer Main Street Growth & Income Fund/VA - Initial Class (OppMSGrInc)
         65,281 shares (cost $1,100,078) .............................................      1,000,105

      Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)
         931,561 shares (cost $14,862,945) ...........................................     12,259,340

      Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)
         161,396 shares (cost $1,224,382) ............................................      1,178,193

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Strong Opportunity Fund II, Inc.(StOpp2)
         2,062,101 shares (cost $43,507,913) .........................................   $ 28,601,343

      Strong VIF - Strong Discovery Fund II (StDisc2)
         632,953 shares (cost $6,163,997) ............................................      5,747,211

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         301,378 shares (cost $1,593,079) ............................................      1,600,317

      Turner GVIT Growth Focus Fund - Class I (TurnGVITGro)
         100,299 shares (cost $231,268) ..............................................        208,621

      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         401,121 shares (cost $4,460,312) ............................................      4,596,845

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         482,795 shares (cost $3,574,826) ............................................      3,809,250

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         433,470 shares (cost $4,301,133) ............................................      4,464,742

      Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
         207,695 shares (cost $1,505,361) ............................................      1,468,407

      Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)
         853,177 shares (cost $10,535,739) ...........................................      9,666,498
                                                                                         ------------
            Total Investments ........................................................    727,034,712

   Accounts Receivable ...............................................................             --
                                                                                         ------------
            Total Assets .............................................................    727,034,712

Accounts Payable .....................................................................         11,376
                                                                                         ------------
Contract Owners' Equity (note 7) .....................................................   $727,023,336
                                                                                         ============

See accompanying notes to financial statements.

================================================================================

================================================================================
NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

Investment activity:                                       Total        ACVPBal      ACVPCapAp    ACVPIncGr
                                                       -------------   ----------   ----------   ----------
   Reinvested dividends ............................   $  11,224,371      129,042           --       40,246
   Mortality and expense risk charges (note 3) .....      (6,274,145)     (35,990)    (106,678)     (25,965)
                                                       -------------   ----------   ----------   ----------
      Net investment income (loss) .................       4,950,226       93,052     (106,678)      14,281
                                                       -------------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ...........     602,027,151      915,970    2,827,633    2,395,242
   Cost of mutual fund shares sold .................    (681,710,216)  (1,208,619)  (7,819,371)  (3,385,790)
                                                       -------------   ----------   ----------   ----------
      Realized gain (loss) on investments ..........     (79,683,065)    (292,649)  (4,991,738)    (990,548)
   Change in unrealized gain (loss)
      on investments ...............................    (101,227,231)    (326,154)   1,749,350      154,381
                                                       -------------   ----------   ----------   ----------
      Net gain (loss) on investments ...............    (180,910,296)    (618,803)  (3,242,388)    (836,167)
                                                       -------------   ----------   ----------   ----------
   Reinvested capital gains ........................       3,918,828           --           --           --
                                                       -------------   ----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $(172,041,242)    (525,751)  (3,349,066)    (821,886)
                                                       =============   ==========   ==========   ==========

Investment activity:                                     ACVPInt     ACVPUltra     ACVPVal       CSGPVen
                                                       -----------   ---------   -----------   ----------
   Reinvested dividends ............................        99,034        197        104,776           --
   Mortality and expense risk charges (note 3) .....       (92,274)      (193)       (88,516)      (7,766)
                                                       -----------   ---------   -----------   ----------
      Net investment income (loss) .................         6,760          4         16,260       (7,766)
                                                       -----------   ---------   -----------   ----------

   Proceeds from mutual fund shares sold ...........     6,025,094    675,095     16,069,044    1,310,207
   Cost of mutual fund shares sold .................   (10,012,861)  (683,848)   (16,462,825)  (2,143,494)
                                                       -----------   ---------   -----------   ----------
      Realized gain (loss) on investments ..........    (3,987,767)    (8,753)      (393,781)    (833,287)
   Change in unrealized gain (loss)
      on investments ...............................     1,109,135     (3,345)    (2,130,437)     398,641
                                                       -----------   ---------   -----------   ----------
      Net gain (loss) on investments ...............    (2,878,632)   (12,098)    (2,524,218)    (434,646)
                                                       -----------   --------    -----------   ----------
   Reinvested capital gains ........................            --         --        677,932           --
                                                       -----------   ---------   -----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    (2,871,872)   (12,094)    (1,830,026)    (442,412)
                                                       ===========   =========   ===========   ==========

Investment activity:                                     CSIntEq      CSSmCapGr    DryMidCapIx   DryEuroEq
                                                       -----------   -----------   -----------   ---------
   Reinvested dividends ............................   $        --            --       14,978          --
   Mortality and expense risk charges (note 3) .....       (44,098)      (96,995)     (30,539)       (420)
                                                       -----------   -----------   ----------    --------
      Net investment income (loss) .................       (44,098)      (96,995)     (15,561)       (420)
                                                       -----------   -----------   ----------    --------

   Proceeds from mutual fund shares sold ...........     9,327,428    11,367,712    7,708,678     847,954
   Cost of mutual fund shares sold .................    (9,158,449)  (17,523,948)  (8,080,966)   (866,141)
                                                       -----------   -----------   ----------    --------
      Realized gain (loss) on investments ..........       168,979    (6,156,236)    (372,288)    (18,187)
   Change in unrealized gain (loss)
      on investments ...............................    (1,412,977)      434,119     (455,988)       (639)
                                                       -----------   -----------   ----------    --------
      Net gain (loss) on investments ...............    (1,243,998)   (5,722,117)    (828,276)    (18,826)
                                                       -----------   -----------   ----------    --------
   Reinvested capital gains ........................            --            --       33,555          --
                                                       -----------   -----------   ----------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $(1,288,096)   (5,819,112)    (810,282)    (19,246)
                                                       ===========   ===========   ==========    ========

Investment activity:                                   DrySmCapIxS    DrySRGro      DryStkIx     DryVIFApp
                                                       -----------   ----------   -----------   ----------
   Reinvested dividends ............................         151         22,787       999,637       71,007
   Mortality and expense risk charges (note 3) .....        (143)       (80,117)     (540,105)     (47,867)
                                                        --------     ----------   -----------   ----------
      Net investment income (loss) .................           8        (57,330)      459,532       23,140
                                                        --------     ----------   -----------   ----------

   Proceeds from mutual fund shares sold ...........     516,724      2,049,958    10,909,443    2,281,401
   Cost of mutual fund shares sold .................    (523,482)    (3,119,466)  (11,850,321)  (2,852,698)
                                                        --------     ----------   -----------   ----------
      Realized gain (loss) on investments ..........      (6,758)    (1,069,508)     (940,878)    (571,297)
   Change in unrealized gain (loss)
      on investments ...............................        (172)    (2,683,067)  (19,311,189)    (691,267)
                                                        --------     ----------   -----------   ----------
      Net gain (loss) on investments ...............      (6,930)    (3,752,575)  (20,252,067)  (1,262,564)
                                                        --------     ----------   -----------   ----------
   Reinvested capital gains ........................          --             --            --           --
                                                        --------     ----------   -----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      (6,922)    (3,809,905)  (19,792,535)  (1,239,424)
                                                        ========     ==========   ===========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                    DryVIFGrInc   FedQualBd     FidVIPEI      FidVIPGr
                                                        -----------   ---------   -----------   -----------
   Reinvested dividends .............................    $  14,860          --      1,208,679       246,550
   Mortality and expense risk charges (note 3) ......      (16,207)     (3,977)      (537,891)     (744,059)
                                                         ---------    --------    -----------   -----------
      Net investment income (loss) ..................       (1,347)     (3,977)       670,788      (497,509)
                                                         ---------    --------    -----------   -----------

   Proceeds from mutual fund shares sold ............      421,769     644,784      9,823,910    11,165,923
   Cost of mutual fund shares sold ..................     (553,233)   (627,123)   (11,656,529)  (17,641,401)
                                                         ---------    --------    -----------   -----------
      Realized gain (loss) on investments ...........     (131,464)     17,661     (1,832,619)   (6,475,478)
   Change in unrealized gain (loss)
      on investments ................................     (602,115)     39,181    (13,879,079)  (28,601,357)
                                                         ---------    --------    -----------   -----------
      Net gain (loss) on investments ................     (733,579)     56,842    (15,711,698)  (35,076,835)
                                                         ---------    --------    -----------   -----------
   Reinvested capital gains .........................           --          --      1,645,146            --
                                                         ---------    --------    -----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........    $(734,926)     52,865    (13,395,764)  (35,574,344)
                                                         =========    ========    ===========   ===========

Investment activity:                                      FidVIPHI     FidVIPOv      FidVIPAM     FidVIPCon
                                                        -----------   -----------   ----------   ----------
   Reinvested dividends .............................     1,734,540       122,990      972,983      410,513
   Mortality and expense risk charges (note 3) ......      (123,743)     (121,341)    (202,126)    (366,518)
                                                        -----------   -----------   ----------   ----------
      Net investment income (loss) ..................     1,610,797         1,649      770,857       43,995
                                                        -----------   -----------   ----------   ----------

   Proceeds from mutual fund shares sold ............     9,869,641    17,038,725    2,868,341    7,324,604
   Cost of mutual fund shares sold ..................   (16,104,845)  (27,046,026)  (3,477,339)  (8,496,079)
                                                        -----------   -----------   ----------   ----------
      Realized gain (loss) on investments ...........     6,235,204)  (10,007,301)    (608,998)  (1,171,475)
   Change in unrealized gain (loss)
      on investments ................................     5,128,915     6,676,168   (2,677,633)  (3,976,205)
                                                        -----------   -----------   ----------   ----------
      Net gain (loss) on investments ................    (1,106,289)   (3,331,133)  (3,286,631)  (5,147,680)
                                                        -----------   -----------   ----------   ----------
   Reinvested capital gains .........................            --            --           --           --
                                                        -----------   -----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........       504,508    (3,329,484)  (2,515,774)  (5,103,685)
                                                        ===========   ===========   ==========   ==========

Investment activity:                                    FidVIPGrOP   FidVIPValStS   GVITEmMrkts   GVITGIFin
                                                        ----------   ------------   -----------   ---------
   Reinvested dividends .............................   $  38,177            --             597         26
   Mortality and expense risk charges (note 3) ......     (24,743)         (316)         (3,838)      (145)
                                                         --------      --------     -----------    -------
      Net investment income (loss) ..................      13,434          (316)         (3,241)      (119)
                                                         --------      --------     -----------    -------

   Proceeds from mutual fund shares sold ............     601,596       406,712      19,418,119     40,488
   Cost of mutual fund shares sold ..................    (989,550)     (416,259)    (19,408,629)   (40,375)
                                                         --------      --------     -----------    -------
      Realized gain (loss) on investments ...........    (387,954)       (9,547)          9,490        113
   Change in unrealized gain (loss)
      on investments ................................    (537,034)       (4,574)        (24,239)      (599)
                                                         --------      --------     -----------    -------
      Net gain (loss) on investments ................    (924,988)      (14,121)        (14,749)      (486)
                                                         --------      --------     -----------    -------
   Reinvested capital gains .........................          --            --              --         --
                                                         --------      --------     -----------    -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........   $(911,554)      (14,437)        (17,990)      (605)
                                                        =========      ========     ===========    =======

Investment activity:                                    GVITGIHlth   GVITGITech   GVITGlUtl    GVITGvtBd
                                                        ----------   ----------   ---------   -----------
   Reinvested dividends .............................          --         1,788         96        908,336
   Mortality and expense risk charges (note 3) ......        (397)       (2,238)       (63)      (167,720)
                                                          -------    ----------    --------   -----------
      Net investment income (loss) ..................        (397)         (450)        33        740,616
                                                          -------    ----------    --------   -----------

   Proceeds from mutual fund shares sold ............      93,707     4,145,126      9,712     37,174,051
   Cost of mutual fund shares sold ..................     (94,318)   (4,333,546)   (10,008)   (36,407,644)
                                                          -------    ----------    --------   -----------
      Realized gain (loss) on investments ...........        (611)     (188,420)      (296)       766,407
   Change in unrealized gain (loss)
      on investments ................................      (4,795)      (19,032)       (33)       254,202
                                                          -------    ----------    --------   -----------
      Net gain (loss) on investments ................      (5,406)     (207,452)      (329)     1,020,609
                                                          -------    ----------    --------   -----------
   Reinvested capital gains .........................          --            --         --        177,046
                                                          -------    ----------    --------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........      (5,803)     (207,902)      (296)     1,938,271
                                                          =======    ==========    =======    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                  GVITGrowth    GVITIDAgg   GVITIDCon   GVITIDMod
                                                     -----------   ----------   ---------   ---------
   Reinvested dividends ..........................   $        --        1,340     4,440        4,684
   Mortality and expense risk charges (note 3) ...      (115,653)        (965)     (731)      (1,253)
                                                     -----------   ----------    ------      -------
      Net investment income (loss) ...............      (115,653)         375     3,709        3,431
                                                     -----------   ----------    ------      -------

   Proceeds from mutual fund shares sold .........     1,208,840    1,114,097     4,761       35,931
   Cost of mutual fund shares sold ...............    (3,575,493)  (1,117,860)   (4,845)     (39,287)
                                                     -----------   ----------    ------      -------
      Realized gain (loss) on investments ........    (2,366,653)      (3,763)      (84)      (3,356)
   Change in unrealized gain (loss)
      on investments .............................    (3,021,176)      (5,389)   (1,344)     (11,401)
                                                     -----------   ----------    ------      -------
      Net gain (loss) on investments .............    (5,387,829)      (9,152)   (1,428)     (14,757)
                                                     -----------   ----------    ------      -------
   Reinvested capital gains ......................            --           22       154          436
                                                     -----------   ----------    ------      -------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........   $(5,503,482)      (8,755)    2,435      (10,890)
                                                     ===========   ==========    ======      =======

Investment activity:                                 GVITIDModAgg   GVITIDModCon   GVITIntGro     GVITMyMkt
                                                     ------------   ------------   ----------   ------------
   Reinvested dividends ..........................        7,309           3,155           --         618,185
   Mortality and expense risk charges (note 3) ...       (3,289)           (781)        (333)       (383,850)
                                                       --------      ----------     --------    ------------
      Net investment income (loss) ...............        4,020           2,374         (333)        234,335
                                                       --------      ----------     --------    ------------

   Proceeds from mutual fund shares sold .........      219,780       1,141,624      274,737     155,367,677
   Cost of mutual fund shares sold ...............     (249,821)     (1,145,957)    (279,666)   (155,367,677)
                                                       --------      ----------     --------    ------------
      Realized gain (loss) on investments ........      (30,041)         (4,333)      (4,929)             --
   Change in unrealized gain (loss)
      on investments .............................      (40,857)            142         (759)             --
                                                       --------      ----------     --------    ------------
      Net gain (loss) on investments .............      (70,898)         (4,191)      (5,688)             --
                                                       --------      ----------     --------    ------------
   Reinvested capital gains ......................        1,303             402           --              --
                                                       --------      ----------     --------    ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........      (65,575)         (1,415)      (6,021)        234,335
                                                       ========      ==========     ========    ============

Investment activity:                                 GVITLead    GVITSmCapGr   GVITSmCapVal   GVITSmComp
                                                     ---------   -----------   ------------   -----------
   Reinvested dividends ..........................   $     679            --          1,062            --
   Mortality and expense risk charges (note 3) ...        (455)       (9,005)       (93,187)     (166,099)
                                                     ---------    ----------    -----------   -----------
      Net investment income (loss) ...............         224        (9,005)       (92,125)     (166,099)
                                                     ---------    ----------    -----------   -----------

   Proceeds from mutual fund shares sold .........     131,535     2,824,398     22,556,068     8,458,813
   Cost of mutual fund shares sold ...............    (141,430)   (3,363,506)   (26,224,110)  (10,890,206)
                                                     ---------    ----------    -----------   -----------
      Realized gain (loss) on investments ........      (9,895)     (539,108)    (3,668,042)   (2,431,393)
   Change in unrealized gain (loss)
      on investments .............................      (4,614)      (10,392)    (1,169,384)   (2,049,393)
                                                     ---------    ----------    -----------   -----------
      Net gain (loss) on investments .............     (14,509)     (549,500)    (4,837,426)   (4,480,786)
                                                     ---------    ----------    -----------   -----------
   Reinvested capital gains ......................          --            --        308,760            --
                                                     ---------    ----------    -----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........   $ (14,285)     (558,505)    (4,620,791)   (4,646,885)
                                                     =========    ==========    ===========   ===========

Investment activity:                                  GVITTotRt    GVITUSGro    JanCapAp     JanGITech
                                                     -----------   ---------   ----------   ----------
   Reinvested dividends ..........................       586,269         --         7,399           --
   Mortality and expense risk charges (note 3) ...      (523,210)      (119)      (17,694)      (8,887)
                                                     -----------    -------    ----------   ----------
      Net investment income (loss) ...............        63,059       (119)      (10,295)      (8,887)
                                                     -----------    -------    ----------   ----------

   Proceeds from mutual fund shares sold .........     4,850,756     14,868     1,664,649    1,622,565
   Cost of mutual fund shares sold ...............    (7,523,937)   (15,131)   (2,082,123)  (1,892,120)
                                                     -----------    -------    ----------   ----------
      Realized gain (loss) on investments ........    (2,673,181)      (263)     (417,474)    (269,555)
   Change in unrealized gain (loss)
      on investments .............................   (11,054,460)    (5,779)      (28,278)    (427,636)
                                                     -----------    -------    ----------   ----------
      Net gain (loss) on investments .............   (13,727,641)    (6,042)     (445,752)    (697,191)
                                                     -----------    -------    ----------   ----------
   Reinvested capital gains ......................            --         --            --           --
                                                     -----------    -------    ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........   (13,664,582)    (6,161)     (456,047)    (706,078)
                                                     ===========    =======    ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                  JanIntGro     MGVITMultiSec   NBAMTBal     NBAMTGro
                                                     ------------   -------------   --------   -----------
   Reinvested dividends ............................   $     11,471        44,645       1,209             --
   Mortality and expense risk charges (note 3) .....        (16,107)       (5,749)       (346)      (127,464)
                                                       ------------    ----------      ------    -----------
      Net investment income (loss) .................         (4,636)       38,896         863       (127,464)
                                                       ------------    ----------      ------    -----------

   Proceeds from mutual fund shares sold ...........     22,746,381     2,246,256       2,045     10,571,945
   Cost of mutual fund shares sold .................    (23,154,096)   (2,253,457)     (2,388)   (15,486,936)
                                                       ------------    ----------      ------    -----------
      Realized gain (loss) on investments ..........       (407,715)       (7,201)       (343)    (4,914,991)
   Change in unrealized gain (loss)
      on investments ...............................        (16,485)       27,886      (8,064)    (1,658,364)
                                                       ------------    ----------      ------    -----------
      Net gain (loss) on investments ...............       (424,200)       20,685      (8,407)    (6,573,355)
                                                       ------------    ----------      ------    -----------
   Reinvested capital gains ........................             --            --          --             --
                                                       ------------    ----------      ------    -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $   (428,836)       59,581      (7,544)    (6,700,819)
                                                       ============    ==========      ======    ===========

Investment activity:                                   NBAMTGuard    NBAMTLMat    NBAMTPart    OppAggGro
                                                       ----------   ----------   ----------   ----------
   Reinvested dividends ............................       16,715      287,017      107,193        9,567
   Mortality and expense risk charges (note 3) .....      (14,696)     (48,631)    (139,794)     (10,711)
                                                       ----------   ----------   ----------   ----------
      Net investment income (loss) .................        2,019      238,386      (32,601)      (1,144)
                                                       ----------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ...........    1,749,166    3,116,450    4,461,872    5,757,349
   Cost of mutual fund shares sold .................   (2,313,860)  (3,087,101)  (6,079,454)  (6,347,648)
                                                       ----------   ----------   ----------   ----------
      Realized gain (loss) on investments ..........     (564,694)      29,349   (1,617,582)    (590,299)
   Change in unrealized gain (loss)
      on investments ...............................     (142,270)        (464)  (3,978,892)      91,747
                                                       ----------   ----------   ----------   ----------
      Net gain (loss) on investments ...............     (706,964)      28,885   (5,596,474)    (498,552)
                                                       ----------   ----------   ----------   ----------
   Reinvested capital gains ........................           --           --           --           --
                                                       ----------   ----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     (704,945)     267,271   (5,629,075)    (499,696)
                                                       ==========   ==========   ==========   ==========

Investment activity:                                     OppBdFd       OppCapAp      OppGlSec    OppMSGrInc
                                                       -----------   -----------   -----------   ----------
   Reinvested dividends ............................   $   983,059        90,717       160,367       6,068
   Mortality and expense risk charges (note 3) .....      (100,620)     (106,222)     (222,185)     (6,295)
                                                       -----------   -----------   -----------    --------
      Net investment income (loss) .................       882,439       (15,505)      (61,818)       (227)
                                                       -----------   -----------   -----------    --------

   Proceeds from mutual fund shares sold ...........     3,540,279     9,035,702    12,554,932     601,997
   Cost of mutual fund shares sold .................    (3,890,965)  (15,787,560)  (13,334,521)   (746,829)
                                                       -----------   -----------   -----------    --------
      Realized gain (loss) on investments ..........      (350,686)   (6,751,858)     (779,589)   (144,832)
   Change in unrealized gain (loss)
      on investments ...............................       535,188     2,058,407    (6,436,152)    (63,259)
                                                       -----------   -----------   -----------    --------
      Net gain (loss) on investments ...............       184,502    (4,693,451)   (7,215,741)   (208,091)
                                                       -----------   -----------   -----------    --------
   Reinvested capital gains ........................            --            --            --          --
                                                       -----------   -----------   -----------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 1,066,941    (4,708,956)   (7,277,559)   (208,318)
                                                       ===========   ===========   ===========    ========

Investment activity:                                   OppMultStr   SGVITMdCpGr      StOpp2       StDisc2
                                                       ----------   -----------   -----------   ----------
   Reinvested dividends ............................      482,824            --       134,661           --
   Mortality and expense risk charges (note 3) .....     (104,868)       (8,153)     (281,682)     (52,203)
                                                       ----------   -----------   -----------   ----------
      Net investment income (loss) .................      377,956        (8,153)     (147,021)     (52,203)
                                                       ----------   -----------   -----------   ----------

   Proceeds from mutual fund shares sold ...........    1,923,628     9,929,998     6,815,816    2,521,635
   Cost of mutual fund shares sold .................   (2,389,427)  (10,327,868)   (8,983,726)  (2,784,109)
                                                       ----------   -----------   -----------   ----------
      Realized gain (loss) on investments ..........     (465,799)     (397,870)   (2,167,910)    (262,474)
   Change in unrealized gain (loss)
      on investments ...............................   (1,738,579)      (56,058)   (9,845,255)    (594,143)
                                                       ----------   -----------   -----------   ----------
      Net gain (loss) on investments ...............   (2,204,378)     (453,928)  (12,013,165)    (856,617)
                                                       ----------   -----------   -----------   ----------
   Reinvested capital gains ........................      200,398            --       644,398           --
                                                       ----------   -----------   -----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   (1,626,024)     (462,081)  (11,515,788)    (908,820)
                                                       ==========   ===========   ===========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                   StIntStk2    TurnGVITGro     VEWrldBd     VEWrldEMkt
                                                     ------------   -----------   -----------   -----------
   Reinvested dividends ..........................   $     78,570           --             --         7,400
   Mortality and expense risk charges (note 3) ...        (14,801)      (1,483)       (26,814)      (30,885)
                                                     ------------   ----------    -----------   -----------
      Net investment income (loss) ...............         63,769       (1,483)       (26,814)      (23,485)
                                                     ------------   ----------    -----------   -----------

   Proceeds from mutual fund shares sold .........     17,308,084    4,410,212     26,600,658    31,531,644
   Cost of mutual fund shares sold ...............    (18,102,623)  (4,528,531)   (26,107,130)  (31,914,730)
                                                     ------------   ----------    -----------   -----------
      Realized gain (loss) on investments ........       (794,539)    (118,319)       493,528      (383,086)
   Change in unrealized gain (loss)
      on investments .............................        177,975      (25,065)       184,996       111,183
                                                     ------------   ----------    -----------   -----------
      Net gain (loss) on investments .............       (616,564)    (143,384)       678,524      (271,903)
                                                     ------------   ----------    -----------   -----------
   Reinvested capital gains ......................             --           --             --            --
                                                     ------------   ----------    -----------   -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $   (552,795)    (144,867)       651,710      (295,388)
                                                     ============   ==========    ===========   ===========

Investment activity:                                  VEWrldHAs      VKEmMkt    VKUSRealEst
                                                     -----------   ----------   -----------
   Reinvested dividends ..........................        26,316       94,838      305,222
   Mortality and expense risk charges (note 3) ...       (29,414)      (9,626)     (76,897)
                                                     -----------   ----------   ----------
      Net investment income (loss) ...............        (3,098)      85,212      228,325
                                                     -----------   ----------   ----------

   Proceeds from mutual fund shares sold .........    15,276,547    4,115,133    7,443,532
   Cost of mutual fund shares sold ...............   (15,676,332)  (4,125,475)  (7,377,098)
                                                     -----------   ----------   ----------
      Realized gain (loss) on investments ........      (399,785)     (10,342)      66,434
   Change in unrealized gain (loss)
      on investments .............................       176,398       14,386     (813,789)
                                                     -----------   ----------   ----------
      Net gain (loss) on investments .............      (223,387)       4,044     (747,355)
                                                     -----------   ----------   ----------
   Reinvested capital gains ......................            --           --      229,276
                                                     -----------   ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      (226,485)      89,256     (289,754)
                                                     ===========   ==========   ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2002 and 2001

                                                                Total                      ACVPBal
                                                    -----------------------------   ---------------------
Investment activity:                                    2002             2001          2002        2001
                                                    -------------   -------------   ---------   ---------
   Net investment income (loss) .................   $   4,950,226       7,051,683      93,052     109,967
   Realized gain (loss) on investments ..........     (79,683,065)    (95,706,913)   (292,649)   (149,134)
   Change in unrealized gain (loss)
      on investments ............................    (101,227,231)   (102,443,273)   (326,154)   (374,866)
   Reinvested capital gains .....................       3,918,828      59,973,994          --     177,314
                                                    -------------   -------------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .............................    (172,041,242)   (131,124,509)   (525,751)   (236,719)
                                                    -------------   -------------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................      89,852,157     103,755,686     655,414     537,559
   Transfers between funds ......................              --              --     (19,192)    (18,553)
   Surrenders (note 6) ..........................     (68,413,303)    (47,591,030)   (261,495)   (274,881)
   Death benefits (note 4) ......................      (2,878,265)     (3,310,640)    (12,043)    (19,851)
   Policy loans (net of repayments) (note 5) ....      (1,274,925)     (8,284,301)    (29,194)     (7,043)
   Deductions for surrender charges (note 2d) ...      (3,761,910)     (4,259,124)    (14,379)    (24,600)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .........................     (47,105,562)    (46,802,944)   (278,409)   (264,440)
   Asset charges (note 3):
      MSP contracts .............................        (404,175)       (487,482)     (4,131)     (4,877)
      LSFP contracts ............................        (354,416)       (374,976)     (1,525)     (1,571)
                                                    -------------   -------------   ---------   ---------
         Net equity transactions ................     (34,340,399)     (7,354,811)     35,046     (78,257)
                                                    -------------   -------------   ---------   ---------

Net change in contract owners' equity ...........    (206,381,641)   (138,479,320)   (490,705)   (314,976)
Contract owners' equity beginning of period .....     933,404,977   1,071,884,297   5,149,974   5,464,950
                                                    -------------   -------------   ---------   ---------
Contract owners' equity end of period ...........   $ 727,023,336     933,404,977   4,659,269   5,149,974
                                                    =============   =============   =========   =========

CHANGES IN UNITS:
   Beginning units ..............................      44,510,163      44,184,383     275,968     280,165
                                                    -------------   -------------   ---------   ---------
   Units purchased ..............................       7,977,095       8,105,043      42,350      32,188
   Units redeemed ...............................      (9,292,490)     (7,779,263)    (41,028)    (36,385)
                                                    -------------   -------------   ---------   ---------
   Ending units .................................      43,194,768      44,510,163     277,290     275,968
                                                    =============   =============   =========   =========

                                                           ACVPCapAp                  ACVPIncGr
                                                    ------------------------   ----------------------
Investment activity:                                   2002          2001         2002         2001
                                                    ----------   -----------   ----------   ---------
   Net investment income (loss) .................     (106,678)     (157,084)      14,281       4,371
   Realized gain (loss) on investments ..........   (4,991,738)   (9,558,196)    (990,548)   (367,434)
   Change in unrealized gain (loss)
      on investments ............................    1,749,350    (5,254,647)     154,381     (36,896)
   Reinvested capital gains .....................           --     7,598,012           --          --
                                                    ----------   -----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .............................   (3,349,066)   (7,371,915)    (821,886)   (399,959)
                                                    ----------   -----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    1,491,221     1,922,090      405,497     463,372
   Transfers between funds ......................   (1,137,628)   (3,106,083)    (269,573)    (30,266)
   Surrenders (note 6) ..........................     (823,146)     (994,264)    (341,450)   (128,813)
   Death benefits (note 4) ......................      (65,672)      (26,610)          --          --
   Policy loans (net of repayments) (note 5) ....       (9,534)     (266,547)     (16,672)       (177)
   Deductions for surrender charges (note 2d) ...      (45,263)      (88,981)     (18,776)    (11,528)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .........................     (853,298)     (917,212)    (177,476)   (171,662)
   Asset charges (note 3):
      MSP contracts .............................       (5,655)       (8,721)      (2,339)     (2,384)
      LSFP contracts ............................       (3,142)       (4,237)      (1,896)     (2,139)
                                                    ----------   -----------   ----------   ---------
         Net equity transactions ................   (1,452,117)   (3,490,565)    (422,685)    116,403
                                                    ----------   -----------   ----------   ---------

Net change in contract owners' equity ...........   (4,801,183)  (10,862,480)  (1,244,571)   (283,556)
Contract owners' equity beginning of period .....   16,299,104    27,161,584    4,276,892   4,560,448
                                                    ----------   -----------   ----------   ---------
Contract owners' equity end of period ...........   11,497,921    16,299,104    3,032,321   4,276,892
                                                    ==========   ===========   ==========   =========

CHANGES IN UNITS:
   Beginning units ..............................      945,180     1,120,543      416,289     403,910
                                                    ----------   -----------   ----------   ---------
   Units purchased ..............................      116,117       114,186       56,087      56,641
   Units redeemed ...............................     (222,060)     (289,549)    (104,314)    (44,262)
                                                    ----------   -----------   ----------   ---------
   Ending units .................................      839,237       945,180      368,062     416,289
                                                    ==========   ===========   ==========   =========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                             ACVPInt             ACVPUltra
                                                    ------------------------   --------------
Investment activity:                                   2002          2001       2002     2001
                                                    -----------   ----------   -------   ----
   Net investment income (loss) .................   $     6,760     (115,508)        4     --
   Realized gain (loss) on investments ..........    (3,987,767)  (6,339,097)   (8,753)    --
   Change in unrealized gain (loss)
      on investments ............................     1,109,135   (1,840,599)   (3,345)    --
   Reinvested capital gains .....................            --    1,789,528        --     --
                                                    -----------   ----------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .............................    (2,871,872)  (6,505,676)  (12,094)    --
                                                    -----------   ----------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     1,372,078    1,563,930     5,058     --
   Transfers between funds ......................      (973,520)  (1,610,440)  124,302     --
   Surrenders (note 6) ..........................      (877,609)    (411,527)  (26,672)    --
   Death benefits (note 4) ......................        (3,330)     (16,220)       --     --
   Policy loans (net of repayments) (note 5) ....      (127,897)    (123,790)       --     --
   Deductions for surrender charges (note 2d) ...       (48,258)     (36,829)   (1,467)    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .........................      (616,258)    (668,820)   (2,866)    --
   Asset charges (note 3):
      MSP contracts .............................        (4,054)      (7,104)      (25)    --
      LSFP contracts ............................        (7,145)     (10,541)     (136)    --
                                                    -----------   ----------   -------    ---
         Net equity transactions ................    (1,285,993)  (1,321,341)   98,194     --
                                                    -----------   ----------   -------    ---

Net change in contract owners' equity ...........    (4,157,865)  (7,827,017)   86,100     --
Contract owners' equity beginning
   of period ....................................    14,630,605   22,457,622        --     --
                                                    -----------   ----------   -------    ---
Contract owners' equity end of period ...........   $10,472,740   14,630,605    86,100     --
                                                    ===========   ==========   =======    ===

CHANGES IN UNITS:
   Beginning units ..............................       950,787    1,027,636        --    --
                                                    -----------   ----------   -------   ---
   Units purchased ..............................       102,635       97,198    11,128    --
   Units redeemed ...............................      (192,984)    (174,047)     (368)   --
                                                    -----------   ----------   -------   ---
   Ending units .................................       860,438      950,787    10,760    --
                                                    ===========   ==========   =======   ===

                                                             ACVPVal                 CSGPVen
                                                    -----------------------   ----------------------
Investment activity:                                   2002         2001        2002         2001
                                                    ----------   ----------   ---------   ----------
   Net investment income (loss) .................       16,260       22,955      (7,766)     (15,488)
   Realized gain (loss) on investments ..........     (393,781)     272,565    (833,287)  (1,234,999)
   Change in unrealized gain (loss)
      on investments ............................   (2,130,437)     549,875     398,641      471,352
   Reinvested capital gains .....................      677,932           --          --           --
                                                    ----------   ----------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .............................   (1,830,026)     845,395    (442,412)    (779,135)
                                                    ----------   ----------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    1,048,504      582,884     123,418      175,113
   Transfers between funds ......................    1,006,877    4,815,841      70,901     (290,162)
   Surrenders (note 6) ..........................     (962,466)    (424,152)   (231,349)     (95,856)
   Death benefits (note 4) ......................       (6,357)     (32,416)         --       (2,390)
   Policy loans (net of repayments) (note 5) ....      (99,706)     258,803      98,610       36,298
   Deductions for surrender charges (note 2d) ...      (52,924)     (37,959)    (12,721)      (8,579)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .........................     (502,028)    (320,328)    (56,152)     (90,037)
   Asset charges (note 3):
      MSP contracts .............................       (7,417)      (5,886)       (394)        (952)
      LSFP contracts ............................       (7,578)      (4,940)       (512)        (980)
                                                    ----------   ----------   ---------   ----------
         Net equity transactions ................      416,905    4,831,847      (8,199)    (277,545)
                                                    ----------   ----------   ---------   ----------

Net change in contract owners' equity ...........   (1,413,121)   5,677,242    (450,611)  (1,056,680)
Contract owners' equity beginning
   of period ....................................   12,303,843    6,626,601   1,723,423    2,780,103
                                                    ----------   ----------   ---------   ----------
Contract owners' equity end of period ...........   10,890,722   12,303,843   1,272,812    1,723,423
                                                    ==========   ==========   =========   ==========

CHANGES IN UNITS:
   Beginning units ..............................      721,884      435,109     154,238      176,075
                                                    ----------   ----------   ---------   ----------
   Units purchased ..............................      134,241      340,692      51,890       20,442
   Units redeemed ...............................     (120,528)     (53,917)    (31,794)     (42,279)
                                                    ----------   ----------   ---------   ----------
   Ending units .................................      735,597      721,884     174,334      154,238
                                                    ==========   ==========   =========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                                CSIntEq                   CSSmCapGr
                                                       ------------------------   ------------------------
Investment activity:                                       2002         2001         2002          2001
                                                       -----------   ----------   ----------   -----------
   Net investment income (loss) ....................   $   (44,098)     (56,285)     (96,995)     (138,697)
   Realized gain (loss) on investments .............       168,979   (3,960,661)  (6,156,236)  (11,329,224)
   Change in unrealized gain (loss) on
      investments ..................................    (1,412,977)   2,099,268      434,119     7,104,902
   Reinvested capital gains ........................            --           --           --            --
                                                       -----------   ----------   ----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........    (1,288,096)  (1,917,678)  (5,819,112)   (4,363,019)
                                                       -----------   ----------   ----------   -----------
Equity transactions:
   Purchase payments received from contract owners
      (note 6) .....................................       716,930    1,047,183    1,742,231     2,168,671
   Transfers between funds .........................      (401,475)    (704,029)  (1,876,740)   (3,347,967)
   Surrenders (note 6) .............................      (411,253)    (368,264)  (1,026,223)     (805,855)
   Death benefits (note 4) .........................       (17,485)      (7,251)     (16,016)      (86,645)
   Policy loans (net of repayments) (note 5) .......        39,755      (66,856)      41,216        (1,349)
   Deductions for surrender charges (note 2d) ......       (22,614)     (32,958)     (56,430)      (72,120)
   Redemptions to pay cost of insurance charges and
      administration charges (notes 2b and 2c) .....      (329,478)    (361,742)    (794,609)     (922,151)
   Asset charges (note 3):
      MSP contracts ................................        (3,900)      (5,243)      (6,478)       (9,810)
      LSFP contracts ...............................        (4,265)      (4,614)      (6,974)       (8,705)
                                                       -----------   ----------   ----------   -----------
         Net equity transactions ...................      (433,785)    (503,774)  (2,000,023)   (3,085,931)
                                                       -----------   ----------   ----------   -----------

Net change in contract owners' equity ..............    (1,721,881)  (2,421,452)  (7,819,135)   (7,448,950)
Contract owners' equity beginning of period ........     6,770,955    9,192,407   18,229,025    25,677,975
                                                       -----------   ----------   ----------   -----------
Contract owners' equity end of period ..............   $ 5,049,074    6,770,955   10,409,890    18,229,025
                                                       ===========   ==========   ==========   ===========

CHANGES IN UNITS:
   Beginning units .................................       679,600      711,440    1,084,722     1,272,956
                                                       -----------   ----------   ----------   -----------
   Units purchased .................................        89,777      110,791      144,963       137,229
   Units redeemed ..................................      (132,055)    (142,631)    (297,014)     (325,463)
                                                       -----------   ----------   ----------   -----------
   Ending units ....................................       637,322      679,600      932,671     1,084,722
                                                       ===========   ==========   ==========   ===========

                                                             DryMidCapIx             DryEuroEq
                                                       ---------------------   -----------------
Investment activity:                                     2002        2001        2002      2001
                                                       ---------   ---------   -------   -------
   Net investment income (loss) ....................     (15,561)     (4,071)     (420)     (736)
   Realized gain (loss) on investments .............    (372,288)   (255,703)  (18,187)    2,841
   Change in unrealized gain (loss) on
      investments ..................................    (455,988)    115,892      (639)     (878)
   Reinvested capital gains ........................      33,555      25,776        --        --
                                                       ---------   ---------   -------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........    (810,282)   (118,106)  (19,246)    1,227
                                                       ---------   ---------   -------   -------
Equity transactions:
   Purchase payments received from contract owners
      (note 6) .....................................     351,967     190,528     9,123    12,657
   Transfers between funds .........................   1,472,727   1,669,130   (69,351)  (35,400)
   Surrenders (note 6) .............................    (278,698)    (44,557)     (161)   (1,022)
   Death benefits (note 4) .........................      (1,826)     (7,174)       --        --
   Policy loans (net of repayments) (note 5) .......      (9,157)    (24,551)      117      (300)
   Deductions for surrender charges (note 2d) ......     (15,325)     (3,988)       (9)      (91)
   Redemptions to pay cost of insurance charges and
      administration charges (notes 2b and 2c) .....    (202,705)   (116,906)   (2,401)   (6,296)
   Asset charges (note 3):
      MSP contracts ................................      (3,190)     (1,953)       --       (46)
      LSFP contracts ...............................      (1,934)       (578)        1        (3)
                                                       ---------   ---------   -------   -------
         Net equity transactions ...................   1,311,859   1,659,951   (62,681)  (30,501)
                                                       ---------   ---------   -------   -------

Net change in contract owners' equity ..............     501,577   1,541,845   (81,927)  (29,274)
Contract owners' equity beginning of period ........   3,340,634   1,798,789    81,927   111,201
                                                       ---------   ---------   -------   -------
Contract owners' equity end of period ..............   3,842,211   3,340,634        --    81,927
                                                       =========   =========   =======   =======

CHANGES IN UNITS:
   Beginning units .................................     325,991     171,893    12,374    11,957
                                                       ---------   ---------   -------   -------
   Units purchased .................................     165,799     173,353     1,810     6,654
   Units redeemed ..................................     (45,969)    (19,255)  (14,184)   (6,237)
                                                       ---------   ---------   -------   -------
   Ending units ....................................     445,821     325,991        --    12,374
                                                       =========   =========   =======   =======

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                         DrySmCapIxS             DrySRGro
                                                       ---------------   -----------------------
Investment activity:                                     2002     2001      2002         2001
                                                       --------   ----   ----------   ----------
   Net investment income (loss) ....................   $      8    --       (57,330)    (109,204)
   Realized gain (loss) on investments .............     (6,758)   --    (1,069,508)    (369,365)
   Change in unrealized gain (loss)
      on investments ...............................       (172)   --    (2,683,067)  (3,939,932)
   Reinvested capital gains ........................         --    --            --           --
                                                       --------   ----   ----------   ----------
      Net increase (decrease) in contract
         owners'equity resulting from
         operations ................................     (6,922)   --    (3,809,905)  (4,418,501)
                                                       --------   ----   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................     35,798    --     1,704,096    2,143,427
   Transfers between funds .........................     96,048    --    (1,126,297)  (1,098,629)
   Surrenders (note 6) .............................    (12,292)   --      (924,256)    (891,852)
   Death benefits (note 4) .........................         --    --       (43,454)     (23,643)
   Policy loans (net of repayments) (note 5) .......        314    --       (20,791)    (372,581)
   Deductions for surrender charges (note 2d) ......       (676)   --       (50,823)     (79,816)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ............................     (1,475)   --      (847,059)    (968,162)
   Asset charges (note 3):
      MSP contracts ................................        (62)   --        (4,062)      (6,768)
      LSFP contracts ...............................         (3)   --        (3,757)      (5,485)
                                                       --------   ----   ----------   ----------
         Net equity transactions ...................    117,652    --    (1,316,403)  (1,303,509)
                                                       --------   ----   ----------   ----------

Net change in contract owners' equity ..............    110,730    --    (5,126,308)  (5,722,010)
Contract owners' equity beginning of period ........         --    --    13,612,330   19,334,340
                                                       --------   ----   ----------   ----------
Contract owners' equity end of period ..............   $110,730    --     8,486,022   13,612,330
                                                       ========   ====   ==========   ==========

CHANGES IN UNITS:
   Beginning units .................................         --    --       573,971      629,857
                                                       --------   ----   ----------   ----------
   Units purchased .................................     14,878    --        87,917       83,928
   Units redeemed ..................................       (407)   --      (156,667)    (139,814)
                                                       --------   ----   ----------   ----------
   Ending units ....................................     14,471    --       505,221      573,971
                                                       ========   ====   ==========   ==========

                                                                DryStkIx                 DryVIFApp
                                                       -------------------------   ----------------------
Investment activity:                                       2002          2001         2002         2001
                                                       -----------   -----------   ----------   ---------
   Net investment income (loss) ....................       459,532       332,575       23,140       8,180
   Realized gain (loss) on investments .............      (940,878)        9,935     (571,297)    (93,890)
   Change in unrealized gain (loss)
      on investments ...............................    19,311,189)  (13,687,873)    (691,267)   (617,829)
   Reinvested capital gains ........................            --       467,526           --          --
                                                       -----------   -----------   ----------   ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   (19,792,535)  (12,877,837)  (1,239,424)   (703,539)
                                                       -----------   -----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................     8,299,700    10,603,012      608,427     775,908
   Transfers between funds .........................    (4,186,916)    1,384,992      308,413     107,630
   Surrenders (note 6) .............................    (4,818,700)   (4,146,012)    (292,680)   (233,967)
   Death benefits (note 4) .........................      (104,303)     (431,669)     (12,604)       (642)
   Policy loans (net of repayments) (note 5) .......        60,616      (379,222)     (52,352)    (93,305)
   Deductions for surrender charges (note 2d) ......      (264,971)     (371,045)     (16,094)    (20,939)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ............................    (4,116,114)   (4,015,363)    (311,263)   (325,049)
   Asset charges (note 3):
      MSP contracts ................................       (28,802)      (40,868)      (2,257)     (2,606)
      LSFP contracts ...............................       (51,509)      (56,827)      (5,846)     (6,023)
                                                       -----------   -----------   ----------   ---------
         Net equity transactions ...................    (5,210,999)    2,546,998      223,744     201,007
                                                       -----------   -----------   ----------   ---------

Net change in contract owners' equity ..............   (25,003,534)  (10,330,839)  (1,015,680)   (502,532)
Contract owners' equity beginning of period ........    88,822,689    99,153,528    6,748,865   7,251,397
                                                       -----------   -----------   ----------   ---------
Contract owners' equity end of period ..............    63,819,155    88,822,689    5,733,185   6,748,865
                                                       ===========   ===========   ==========   =========

CHANGES IN UNITS:
   Beginning units .................................     3,551,969     3,460,355      520,418     503,469
                                                       -----------   -----------   ----------   ---------
   Units purchased .................................       427,978       525,479       82,728      85,636
   Units redeemed ..................................      (662,623)     (433,865)     (68,347)    (68,687)
                                                       -----------   -----------   ----------   ---------
   Ending units ....................................     3,317,324     3,551,969      534,799     520,418
                                                       ===========   ===========   ==========   =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                          DryVIFGrInc             FedQualBd
                                                    ----------------------    ----------------
Investment activity:                                   2002         2001         2002     2001
                                                    ----------   ---------    ---------   ----
   Net investment income (loss) .................   $   (1,347)     (4,914)      (3,977)    --
   Realized gain (loss) on investments ..........     (131,464)     (7,978)      17,661     --
   Change in unrealized gain (loss)
      on investments ............................     (602,115)   (258,534)      39,181     --
   Reinvested capital gains .....................           --      45,863           --     --
                                                    ----------   ---------    ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .............................     (734,926)   (225,563)      52,865     --
                                                    ----------   ---------    ---------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................      229,396     293,388       34,259     --
   Transfers between funds ......................      (67,132)    103,859    1,229,802     --
   Surrenders (note 6) ..........................      (99,306)   (217,868)     (24,623)    --
   Death benefits (note 4) ......................       (7,828)       (317)          --     --
   Policy loans (net of repayments) (note 5) ....       (3,538)    (34,479)       2,487     --
   Deductions for surrender charges (note 2d) ...       (5,461)    (19,498)      (1,354)   ---
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .........................     (138,671)   (138,857)     (30,500)    --
   Asset charges (note 3):
      MSP contracts .............................       (2,335)     (3,439)        (175)    --
      LSFP contracts ............................       (1,850)     (2,419)        (146)    --
                                                    ----------   ---------    ---------    ---
         Net equity transactions ................      (96,725)    (19,630)   1,209,750     --
                                                    ----------   ---------    ---------    ---
Net change in contract owners' equity ...........     (831,651)   (245,193)   1,262,615     --
Contract owners' equity beginning
   of period ....................................    2,888,177   3,133,370           --     --
                                                    ----------   ---------    ---------    ---
Contract owners' equity end of period ...........   $2,056,526   2,888,177    1,262,615     --
                                                    ==========   =========    =========    ===

CHANGES IN UNITS:
   Beginning units ..............................      217,273     220,323           --     --
                                                    ----------   ---------    ---------    ---
   Units purchased ..............................       26,066      34,265      122,888     --
   Units redeemed ...............................      (34,757)    (37,315)      (5,210)    --
                                                    ----------   ---------    ---------    ---
   Ending units .................................      208,582     217,273      117,678     --
                                                    ==========   =========    =========    ===

                                                           FidVIPEI                       FidVIPGr
                                                    ------------------------    --------------------------
Investment activity:                                    2002         2001           2002           2001
                                                    -----------   ----------    -----------    -----------
   Net investment income (loss) .................       670,788      720,232       (497,509)      (929,341)
   Realized gain (loss) on investments ..........    (1,832,619)      55,848     (6,475,478)    (4,273,764)
   Change in unrealized gain (loss)
      on investments ............................   (13,879,079)  (9,359,446)   (28,601,357)   (33,423,042)
   Reinvested capital gains .....................     1,645,146    3,782,228             --     10,107,480
                                                    -----------   ----------    -----------    -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .............................   (13,395,764)  (4,801,138)   (35,574,344)   (28,518,667)
                                                    -----------   ----------    -----------    -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     6,296,828    7,191,894     10,702,893     13,007,093
   Transfers between funds ......................    (1,326,155)   1,446,582     (5,909,456)    (8,018,175)
   Surrenders (note 6) ..........................    (4,013,742)  (3,544,539)    (6,576,671)    (5,631,639)
   Death benefits (note 4) ......................      (512,295)    (225,553)      (303,488)      (304,251)
   Policy loans (net of repayments) (note 5) ....      (325,234)    (805,494)        53,735     (1,189,965)
   Deductions for surrender charges (note 2d) ...      (220,708)    (317,216)      (361,638)      (504,000)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .........................    (3,720,031)  (3,630,378)    (5,684,040)    (6,302,082)
   Asset charges (note 3):
      MSP contracts .............................       (33,789)     (39,422)       (29,451)       (46,539)
      LSFP contracts ............................       (22,051)     (22,617)       (26,493)       (31,178)
                                                    -----------   ----------    -----------    -----------
         Net equity transactions ................    (3,877,177)      53,257     (8,134,609)    (9,020,736)
                                                    -----------   ----------    -----------    -----------
Net change in contract owners' equity ...........   (17,272,941)  (4,747,881)   (43,708,953)   (37,539,403)
Contract owners' equity beginning
   of period ....................................    77,024,402   81,772,283    119,372,389    156,911,792
                                                    -----------   ----------    -----------    -----------
Contract owners' equity end of period ...........    59,751,461   77,024,402     75,663,436    119,372,389
                                                    ===========   ==========    ===========    ===========

CHANGES IN UNITS:
   Beginning units ..............................     2,285,562    2,276,206      3,226,113      3,462,746
                                                     ----------   ----------    -----------    -----------
   Units purchased ..............................       239,009      280,800        408,396        354,493
   Units redeemed ...............................      (378,277)    (271,444)      (711,656)      (591,126)
                                                     ----------   ----------    -----------    -----------
   Ending units .................................    2,146,294     2,285,562      2,922,853      3,226,113
                                                     ==========   ==========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                           FidVIPHI                   FidVIPOv
                                                   ------------------------   ------------------------
Investment activity:                                   2002         2001          2002         2001
                                                   -----------   ----------   -----------   ----------
   Net investment income (loss).................   $ 1,610,797    2,247,137         1,649      938,954
   Realized gain (loss) on investments..........    (6,235,204)  (4,705,027)  (10,007,301)  (2,848,287)
   Change in unrealized gain (loss)
      on investments............................     5,128,915      (27,924)    6,676,168   (4,902,933)
   Reinvested capital gains.....................            --           --            --    1,740,234
                                                   -----------   ----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................       504,508   (2,485,814)   (3,329,484)  (5,072,032)
                                                   -----------   ----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................     1,686,100    2,363,311     1,803,973    2,097,571
   Transfers between funds......................     3,942,862      603,870    (1,055,151)  (1,327,939)
   Surrenders (note 6)..........................      (973,008)    (908,331)   (1,283,924)  (1,006,514)
   Death benefits (note 4)......................       (26,392)     (56,917)      (62,516)    (101,240)
   Policy loans (net of repayments) (note 5)....       (25,575)     (38,801)      (63,624)     (85,860)
   Deductions for surrender charges (note 2d)...       (53,504)     (81,290)      (70,600)     (90,077)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................      (970,512)    (953,764)     (781,093)    (832,760)
   Asset charges (note 3):
      MSP contracts.............................       (12,568)     (14,190)       (4,418)      (5,818)
      LSFP contracts............................        (8,051)      (8,038)       (5,086)      (6,533)
                                                   -----------   ----------   -----------   ----------
         Net equity transactions................     3,559,352      905,850    (1,522,439)  (1,359,170)
                                                   -----------   ----------   -----------   ----------

Net change in contract owners' equity...........     4,063,860   (1,579,964)   (4,851,923)  (6,431,202)
Contract owners' equity beginning
   of period....................................    16,642,189   18,222,153    17,277,545   23,708,747
                                                   -----------   ----------   -----------   ----------
Contract owners' equity end of period ..........   $20,706,049   16,642,189    12,425,622   17,277,545
                                                   ===========   ==========   ===========   ==========

CHANGES IN UNITS:
   Beginning units..............................     1,017,739      972,429     1,067,775    1,146,574
                                                   -----------   ----------   -----------   ----------
   Units purchased..............................       325,331      170,800       127,166      129,935
   Units redeemed...............................      (136,840)    (125,490)     (226,360)    (208,734)
                                                   -----------   ----------   -----------   ----------
   Ending units.................................     1,206,230    1,017,739       968,581    1,067,775
                                                   ===========   ==========   ===========   ==========

                                                          FidVIPAM                  FidVIPCon
                                                   -----------------------   ------------------------
Investment activity:                                  2002         2001         2002         2001
                                                   ----------   ----------   ----------   -----------
   Net investment income (loss).................      770,857      946,367       43,995        43,587
   Realized gain (loss) on investments..........     (608,998)    (197,074)  (1,171,475)     (197,444)
   Change in unrealized gain (loss)
      on investments............................   (2,677,633)  (2,656,974)  (3,976,205)   (9,738,153)
   Reinvested capital gains.....................           --      442,307           --     1,612,865
                                                   ----------   ----------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................   (2,515,774)  (1,465,374)  (5,103,685)   (8,279,145)
                                                   ----------   ----------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................    1,668,475    1,952,879    5,127,914     5,795,249
   Transfers between funds......................     (727,846)    (924,825)  (2,166,207)   (3,613,770)
   Surrenders (note 6)..........................   (1,466,623)  (1,051,266)  (3,296,014)   (2,048,334)
   Death benefits (note 4)......................      (24,631)     (24,025)    (105,306)     (148,293)
   Policy loans (net of repayments) (note 5)....       38,282     (139,132)    (145,249)     (442,265)
   Deductions for surrender charges (note 2d)...      (80,647)     (94,082)    (181,241)     (183,314)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................   (1,151,383)  (1,110,503)  (2,602,068)   (2,534,714)
   Asset charges (note 3):
      MSP contracts.............................       (8,709)     (10,168)     (22,569)      (28,667)
      LSFP contracts............................       (3,308)      (3,155)     (21,973)      (22,235)
                                                   ----------   ----------   ----------   -----------
         Net equity transactions................   (1,756,390)  (1,404,277)  (3,412,713)   (3,226,343)
                                                   ----------   ----------   ----------   -----------

Net change in contract owners' equity...........   (4,272,164)  (2,869,651)  (8,516,398)  (11,505,488)
Contract owners' equity beginning
   of period....................................   26,615,885   29,485,536   52,593,790    64,099,278
                                                   ----------   ----------   ----------   -----------
Contract owners' equity end of period ..........   22,343,721   26,615,885   44,077,392    52,593,790
                                                   ==========   ==========   ==========   ===========

CHANGES IN UNITS:
   Beginning units..............................    1,094,419    1,150,637    2,539,821     2,697,733
                                                   ----------   ----------   ----------   -----------
   Units purchased..............................       94,132       95,668      270,926       300,960
   Units redeemed...............................     (174,616)    (151,886)    (446,360)     (458,872)
                                                   ----------   ----------   ----------   -----------
   Ending units.................................    1,013,935    1,094,419    2,364,387     2,539,821
                                                   ==========   ==========   ==========   ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                           FidVIPGrOp          FidVIPValStS        GVITEmMrkts        GVITGIFin
                                                   ------------------------   --------------   ------------------   -------------
Investment activity:                                  2002          2001        2002    2001     2002       2001     2002    2001
                                                   -----------   ----------   -------   ----   --------   -------   ------   ----
   Net investment income (loss).................   $    13,434      (13,820)     (316)   --      (3,241)       75     (119)   --
   Realized gain (loss) on investments..........      (387,954)    (634,796)   (9,547)   --       9,490   (24,506)     113    --
   Change in unrealized gain (loss)
      on investments............................      (537,034)    (126,832)   (4,574)   --     (24,239)   33,345     (599)   --
   Reinvested capital gains.....................            --           --        --    --          --        --       --    --
                                                   -----------   ----------   -------   ----   --------   -------   ------   ----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................      (911,554)    (775,448)  (14,437)   --     (17,990)    8,914     (605)   --
                                                   -----------   ----------   -------   ----   --------   -------   ------   ----
Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................       560,969      793,729     6,353    --      30,715     5,169      368    --
   Transfers between funds......................      (326,009)    (496,644)  107,296    --     (75,118)  413,987   66,328    --
   Surrenders (note 6)..........................      (159,570)    (258,771)       --    --     (25,350)   (2,213)      --    --
   Death benefits (note 4)......................        (4,698)        (237)       --    --      (1,829)       --       --    --
   Policy loans (net of repayments) (note 5)....       (22,423)     (39,475)     (930)   --     (40,241)      198     (972)   --
   Deductions for surrender charges (note 2d)...        (8,774)     (23,158)       --    --      (1,394)     (198)      --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................      (218,076)    (236,312)   (2,342)   --     (21,884)   (7,221)    (625)   --
   Asset charges (note 3):
      MSP contracts.............................        (1,654)      (2,717)     (137)   --        (498)     (295)      (3)   --
      LSFP contracts............................        (2,257)      (2,557)       (5)   --        (121)       (7)      --    --
                                                   -----------   ----------   -------   ----   --------   -------   ------   ----
         Net equity transactions................      (182,492)    (266,142)  110,235    --    (135,720)  409,420   65,096    --
                                                   -----------   ----------   -------   ----   --------   -------   ------   ----
   Net change in contract owners' equity........    (1,094,046)  (1,041,590)   95,798    --    (153,710)  418,334   64,491    --
   Contract owners' equity beginning
      of period.................................     4,129,080    5,170,670        --    --     427,577     9,243       --    --
                                                   -----------   ----------   -------   ----   --------   -------   ------   ----
   Contract owners' equity end of period........   $ 3,035,034    4,129,080    95,798    --     273,867   427,577   64,491    --
                                                   ===========   ==========   =======   ====   ========   =======   ======   ====

CHANGES IN UNITS:
   Beginning units..............................       420,111      446,913        --    --      52,012     1,063       --    --
                                                   -----------   ----------   -------   ----   --------   -------   ------   ----
   Units purchased..............................        72,484       82,751    13,276    --      17,002    52,164    7,678    --
   Units redeemed...............................       (94,587)    (109,553)     (450)   --     (29,306)   (1,215)    (183)   --
                                                   -----------   ----------   -------   ----   --------   -------   ------   ----
   Ending units.................................       398,008      420,111    12,826    --      39,708    52,012    7,495    --
                                                   ===========   ==========   =======   ====   ========   =======   ======   ====

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      GVITGIHlth          GVITGITech         GVITGlUlt            GVITGvtBd
                                                   ---------------   -------------------   -------------   -----------------------
Investment activity:                                 2002     2001     2002       2001      2002    2001      2002         2001
                                                   --------   ----   --------   --------   ------   ----   ----------   ----------
   Net investment income (loss).................   $   (397)   --        (450)    (2,955)      33    --       740,616      682,702
   Realized gain (loss) on investments..........       (611)   --    (188,420)  (424,935)    (296)   --       766,407      690,349
   Change in unrealized gain (loss)
      on investments............................     (4,795)   --     (19,032)   215,502      (33)   --       254,202     (567,238)
   Reinvested capital gains.....................         --    --          --         --       --    --       177,046       25,190
                                                   --------   ----   --------   --------   ------   ----   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................     (5,803)   --    (207,902)  (212,388)    (296)   --     1,938,271      831,003
                                                   --------   ----   --------   --------   ------   ----   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................     17,502    --      45,556     75,992       75    --     1,267,894    1,047,084
   Transfers between funds......................    155,423    --     130,870    172,244   36,282    --     5,104,395    6,329,761
   Surrenders (note 6)..........................         --    --     (56,652)    (3,862)      --    --    (3,160,509)    (497,629)
   Death benefits (note 4)......................         --    --          --         --       --    --       (56,328)     (69,873)
   Policy loans (net of repayments) (note 5)....     (8,938)   --      26,213    (58,752)      --    --      (301,152)  (1,259,271)
   Deductions for surrender charges (note 2d)...         --    --      (3,115)      (346)      --    --      (173,790)     (44,535)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................     (2,414)   --     (23,648)   (29,002)    (152)   --      (897,183)    (627,606)
   Asset charges (note 3):
      MSP contracts.............................        (12)   --        (196)       (90)      (5)   --       (18,203)     (13,288)
      LSFP contracts............................        (50)   --          (9)        --       --    --        (8,831)      (8,008)
                                                   --------   ----   --------   --------   ------   ----   ----------   ----------
         Net equity transactions................    161,511    --     119,019    156,184   36,200    --     1,756,293    4,856,635
                                                   --------   ----   --------   --------   ------   ----   ----------   ----------

Net change in contract owners' equity...........    155,708    --     (88,883)   (56,204)  35,904    --     3,694,564    5,687,638
Contract owners' equity beginning
   of period....................................         --    --     349,973    406,177       --    --    18,686,828   12,999,190
                                                   --------   ----   --------   --------   ------   ----   ----------   ----------
Contract owners' equity end of period...........   $155,708    --     261,090    349,973   35,904    --    22,381,392   18,686,828
                                                   ========   ====   ========   ========   ======   ====   ==========   ==========

CHANGES IN UNITS:
   Beginning units..............................         --    --     102,616     67,646       --    --       940,162      696,947
                                                   --------   ----   --------   --------   ------   ----   ----------   ----------
   Units purchased..............................     20,531    --      61,493     65,702    4,184    --       256,619      377,562
   Units redeemed...............................     (1,726)   --     (29,460)   (30,732)     (20)   --      (172,710)    (134,347)
                                                   --------   ----   --------   --------   ------   ----   ----------   ----------
   Ending units.................................     18,805    --     134,649    102,616    4,164    --     1,024,071      940,162
                                                   ========   ====   ========   ========   ======   ====   ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                          GVITGrowth             GVITIDAgg       GVITIDCon        GVITIDMod
                                                   ------------------------   --------------   --------------   --------------
Investment activity:                                   2002         2001        2002    2001     2002    2001     2002    2001
                                                   -----------   ----------   -------   ----   -------   ----   -------   ----
   Net investment income (loss).................   $  (115,653)    (149,321)      375     --     3,709     --     3,431     --
   Realized gain (loss) on investments..........    (2,366,653)  (4,280,310)   (3,763)    --       (84)    --    (3,356)    --
   Change in unrealized gain (loss)
      on investments............................    (3,021,176)  (3,202,773)   (5,389)    --    (1,344)    --   (11,401)    --
   Reinvested capital gains.....................            --           --        22     --       154     --       436     --
                                                   -----------   ----------   -------    ---   -------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................    (5,503,482)  (7,632,404)   (8,755)    --     2,435     --   (10,890)    --
                                                   -----------   ----------   -------    ---   -------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................     3,550,411    4,054,677    30,018     --     7,502     --    40,643     --
   Transfers between funds......................    (1,039,416)  (1,301,931)  147,481     --   332,814     --   528,483     --
   Surrenders (note 6)..........................      (919,629)  (1,215,938)   (6,575)    --   (29,580)    --    (2,844)    --
   Death benefits (note 4)......................       (51,849)     (94,201)       --     --        --     --        --     --
   Policy loans (net of repayments) (note 5)....       194,094     (469,940)   (4,029)    --    12,073     --     1,352     --
   Deductions for surrender charges (note 2d)...       (50,568)    (108,820)     (362)    --    (1,627)    --      (156)    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................    (1,432,973)  (1,486,232)  (11,321)    --    (5,634)    --   (12,601)    --
   Asset charges (note 3):
      MSP contracts.............................        (5,160)      (8,664)       --     --      (260)    --      (292)    --
      LSFP contracts............................        (8,210)      (9,001)       --     --      (167)    --        --     --
                                                   -----------   ----------   -------    ---   -------    ---   -------    ---
         Net equity transactions................       236,700     (640,050)  155,212     --   315,121     --   554,585     --
                                                   -----------   ----------   -------    ---   -------    ---   -------    ---

Net change in contract owners' equity...........    (5,266,782)  (8,272,454)  146,457     --   317,556     --   543,695     --
Contract owners' equity beginning
   of period....................................    18,678,345   26,950,799        --     --        --     --        --     --
                                                   -----------   ----------   -------    ---   -------    ---   -------    ---
Contract owners' equity end of period ..........   $13,411,563   18,678,345   146,457     --   317,556     --   543,695     --
                                                   ===========   ==========   =======    ===   =======    ===   =======    ===

CHANGES IN UNITS:
   Beginning units .............................     1,157,307    1,201,390        --     --        --     --        --     --
                                                   -----------   ----------   -------    ---   -------    ---   -------    ---
   Units purchased .............................       296,325      245,018    20,524     --    34,708     --    61,992     --
   Units redeemed ..............................      (283,603)    (289,101)   (2,814)    --    (2,954)    --    (2,173)    --
                                                   -----------   ----------   -------    ---   -------    ---   -------    ---
   Ending units ................................     1,170,029    1,157,307    17,710     --    31,754     --    59,819     --
                                                   ===========   ==========   =======    ===   =======    ===   =======    ===

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      GVITIDModAgg      GVITIDModCon       GVITIntGro             GVITMyMkt
                                                   -----------------   --------------   ----------------   ------------------------
Investment activity:                                  2002      2001    2002     2001    2002      2001       2002          2001
                                                   ----------   ----   -------   ----   -------   ------   -----------   ----------
   Net investment income (loss).................   $    4,020    --      2,374    --       (333)    (165)      234,335    1,471,308
   Realized gain (loss) on investments..........      (30,041)   --     (4,333)   --     (4,929)  (3,090)           --           --
   Change in unrealized gain (loss)
      on investments............................      (40,857)   --        142    --       (759)   1,005            --           --
   Reinvested capital gains.....................        1,303    --        402    --         --       --            --           --
                                                   ----------   ----   -------   ----   -------   ------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................      (65,575)   --     (1,415)   --     (6,021)  (2,250)      234,335    1,471,308
                                                   ----------   ----   -------   ----   -------   ------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................       51,389    --     10,547    --     37,116    2,587     4,228,147    7,038,540
   Transfers between funds......................      981,852    --    353,136    --     46,984   52,127     8,868,792   (1,799,877)
   Surrenders (note 6)..........................       (3,304)   --    (83,408)   --    (70,278)     (14)  (15,813,066)  (6,733,123)
   Death benefits (note 4)......................           --    --     (4,459)   --         --       --      (100,051)    (323,940)
   Policy loans (net of repayments) (note 5)....       12,741    --      3,617    --     (1,483)    (105)      856,428      312,202
   Deductions for surrender charges (note 2d)...         (182)   --     (4,586)   --     (3,864)      (1)     (869,528)    (602,577)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................      (34,114)   --     (4,367)   --     (2,650)  (1,273)   (2,203,711)  (2,220,627)
   Asset charges (note 3):
      MSP contracts.............................          (29)   --       (169)   --         --       --       (47,444)     (44,176)
      LSFP contracts............................          (89)   --         (4)   --         --       --       (40,196)     (38,727)
                                                   ----------   ----   -------   ----   -------   ------   -----------   ----------
         Net equity transactions................    1,008,264    --    270,307    --      5,825   53,321    (5,120,629)  (4,412,305)
                                                   ----------   ----   -------   ----   -------   ------   -----------   ----------

Net change in contract owners' equity...........      942,689    --    268,892    --       (196)  51,071    (4,886,294)  (2,940,997)
Contract owners' equity beginning
   of period....................................           --    --         --    --     55,253    4,182    51,650,867   54,591,864
                                                   ----------   ----   -------   ----   -------   ------   -----------   ----------
Contract owners' equity end of period...........   $  942,689    --    268,892    --     55,057   55,253    46,764,573   51,650,867
                                                   ==========   ====   =======   ====   =======   ======   ===========   ==========

CHANGES IN UNITS:
   Beginning units..............................           --    --         --    --      8,456      453     3,540,015    3,829,526
                                                   ----------   ----   -------   ----   -------   ------   -----------   ----------
   Units purchased..............................      113,991    --     28,835    --      9,592    8,228       649,115      732,398
   Units redeemed...............................       (4,780)   --       (808)   --     (6,815)    (225)   (1,008,060)  (1,021,909)
                                                   ----------   ----   -------   ----   -------   ------   -----------   ----------
   Ending units.................................      109,211    --     28,027    --     11,233    8,456     3,181,070    3,540,015
                                                   ==========   ====   =======   ====   =======   ======   ===========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                       GVITLead           GVITSmCapGr
                                                   ---------------   ---------------------
Investment activity:                                 2002     2001      2002        2001
                                                   --------   ----   ---------   ---------
   Net investment income (loss).................   $    224    --       (9,005)     (8,611)
   Realized gain (loss) on investments..........     (9,895)   --     (539,108)   (223,133)
   Change in unrealized gain (loss)
      on investments............................     (4,614)   --      (10,392)    178,447
   Reinvested capital gains.....................         --    --           --          --
                                                   --------   ----   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................    (14,285)   --     (558,505)    (53,297)
                                                   --------   ----   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................      7,788    --      619,612     104,712
   Transfers between funds......................    141,311    --      134,653     646,697
   Surrenders (note 6)..........................    (12,363)   --     (162,779)    (30,141)
   Death benefits (note 4)......................         --    --      (17,654)         --
   Policy loans (net of repayments) (note 5)....     (2,325)   --       (2,166)    (30,450)
   Deductions for surrender charges (note 2d)...       (680)   --       (8,951)     (2,697)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................     (4,331)   --      (76,901)    (61,379)
   Asset charges (note 3):
      MSP contracts.............................        (79)   --         (476)       (635)
      LSFP contracts............................         --    --         (667)       (264)
                                                   --------   ----   ---------   ---------
         Net equity transactions................    129,321    --      484,671     625,843
                                                   --------   ----   ---------   ---------

Net change in contract owners' equity...........    115,036    --      (73,834)    572,546
Contract owners' equity beginning
   of period....................................         --    --    1,332,775     760,229
                                                   --------   ----   ---------   ---------
Contract owners' equity end of period...........   $115,036    --    1,258,941   1,332,775
                                                   ========   ====   =========   =========

CHANGES IN UNITS:
   Beginning units..............................         --    --      186,280      94,113
                                                   --------   ----   ---------   ---------
   Units purchased..............................     14,429    --      120,635     113,449
   Units redeemed ..............................       (750)   --      (41,152)    (21,282)
                                                   --------   ----   ---------   ---------
   Ending units.................................     13,679    --      265,763     186,280
                                                   ========   ====   =========   =========

                                                         GVITSmCapVal               GVITSmComp
                                                   -----------------------   -----------------------
Investment activity:                                  2002         2001         2002         2001
                                                   ----------   ----------   ----------   ----------
   Net investment income (loss).................      (92,125)     (93,474)    (166,099)    (165,788)
   Realized gain (loss) on investments..........   (3,668,042)     110,418   (2,431,393)  (4,402,099)
   Change in unrealized gain (loss)
      on investments............................   (1,169,384)   1,228,548   (2,049,393)   2,206,825
   Reinvested capital gains.....................      308,760    1,026,030           --           --
                                                   ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................   (4,620,791)   2,271,522   (4,646,885)  (2,361,062)
                                                   ----------   ----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................    1,188,983      856,736    2,184,290    2,441,354
   Transfers between funds......................   (1,353,452)   6,194,722     (120,024)  (3,075,492)
   Surrenders (note 6)..........................   (1,003,083)    (349,290)  (1,272,878)    (849,541)
   Death benefits (note 4)......................      (11,891)      (3,924)     (71,551)     (69,847)
   Policy loans (net of repayments) (note 5)....      (51,969)     (53,992)    (215,642)    (474,171)
   Deductions for surrender charges (note 2d)...      (55,158)     (31,259)     (69,993)     (76,029)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................     (586,977)    (387,192)  (1,285,393)  (1,301,720)
   Asset charges (note 3):
      MSP contracts.............................       (7,239)      (5,500)     (13,651)     (17,316)
      LSFP contracts............................       (9,801)      (8,972)     (10,604)     (13,625)
                                                   ----------   ----------   ----------   ----------
         Net equity transactions................   (1,890,587)   6,211,329     (875,446)  (3,436,387)
                                                   ----------   ----------   ----------   ----------

Net change in contract owners' equity...........   (6,511,378)   8,482,851   (5,522,331)  (5,797,449)
Contract owners' equity beginning
   of period....................................   15,781,967    7,299,116   25,607,027   31,404,476
                                                   ----------   ----------   ----------   ----------
Contract owners' equity end of period...........    9,270,589   15,781,967   20,084,696   25,607,027
                                                   ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units..............................    1,034,902      610,738    1,141,976    1,306,261
                                                   ----------   ----------   ----------   ----------
   Units purchased..............................      107,054      520,517      129,251      116,845
   Units redeemed ..............................     (303,657)     (96,353)    (180,522)    (281,130)
                                                   ----------   ----------   ----------   ----------
   Ending units.................................      838,299    1,034,902    1,090,705    1,141,976
                                                   ==========   ==========   ==========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                            GVITTotRt             GVITUSGro
                                                   --------------------------   -------------
Investment activity:                                  2002            2001       2002    2001
                                                   ------------   -----------   ------   ----
   Net investment income (loss).................   $     63,059        10,101     (119)   --
   Realized gain (loss) on investments..........     (2,673,181)   (1,755,795)    (263)   --
   Change in unrealized gain (loss)
      on investments............................    (11,054,460)  (11,829,407)  (5,779)   --
   Reinvested capital gains.....................             --     2,194,987       --    --
                                                   ------------   -----------   ------   ----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................    (13,664,582)  (11,380,114)  (6,161)   --
                                                   ------------   -----------   ------   ----
Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................      9,291,200    10,570,297    1,061    --
   Transfers between funds......................     (2,033,396)   (1,415,297)  88,214    --
   Surrenders (note 6)..........................     (3,864,076)   (4,543,745)      --    --
   Death benefits (note 4)......................       (443,207)     (691,160)      --    --
   Policy loans (net of repayments) (note 5)....       (296,328)     (338,342)  (1,144)   --
   Deductions for surrender charges (note 2d)...       (212,478)     (406,639)      --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................     (5,626,226)   (5,593,239)  (1,044)   --
   Asset charges (note 3):
      MSP contracts.............................        (28,021)      (34,275)      --    --
      LSFP contracts............................        (17,931)      (19,473)     (11)   --
                                                   ------------   -----------   ------   ----
         Net equity transactions................     (3,230,463)   (2,471,873)  87,076    --
                                                   ------------   -----------   ------   ----

Net change in contract owners' equity...........    (16,895,045)  (13,851,987)  80,915    --
Contract owners' equity beginning
   of period ...................................     77,220,609    91,072,596       --    --
                                                   ------------   -----------   ------   ----
Contract owners' equity end of period...........   $ 60,325,564    77,220,609   80,915    --
                                                   ============   ===========   ======   ====

CHANGES IN UNITS:
   Beginning units..............................      2,758,504     2,847,611       --    --
                                                   ------------   -----------   ------   ----
   Units purchased..............................        391,170       387,748   10,159    --
   Units redeemed...............................       (526,906)     (476,855)    (265)   --
                                                   ------------   -----------   ------   ----
   Ending units.................................      2,622,768     2,758,504    9,894    --
                                                   ============   ===========   ======   ====

                                                          JanCapAp                 JanGITech
                                                   ----------------------   -----------------------
Investment activity:                                 2002         2001         2002         2001
                                                   ---------   ----------   ----------   ----------
   Net investment income (loss).................     (10,295)       4,262       (8,887)      (3,153)
   Realized gain (loss) on investments..........    (417,474)  (1,133,638)    (269,555)  (2,122,695)
   Change in unrealized gain (loss)
      on investments............................     (28,278)     244,422     (427,636)   1,125,331
   Reinvested capital gains.....................          --           --           --           --
                                                   ---------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................    (456,047)    (884,954)    (706,078)  (1,000,517)
                                                   ---------   ----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................     302,801      395,668      201,079      364,127
   Transfers between funds......................     136,764      497,060     (298,876)     478,283
   Surrenders (note 6)..........................    (193,278)     (98,492)    (139,634)    (146,539)
   Death benefits (note 4)......................          --           --           --      (98,999)
   Policy loans (net of repayments) (note 5)....      11,769      (63,185)      26,135      (41,135)
   Deductions for surrender charges (note 2d)...     (10,628)      (8,814)      (7,678)     (13,114)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................    (163,145)    (158,392)     (78,471)    (106,881)
   Asset charges (note 3):
      MSP contracts.............................      (1,385)      (2,325)        (916)      (1,712)
      LSFP contracts............................      (1,213)      (1,195)        (608)        (802)
                                                   ---------   ----------   ----------   ----------
         Net equity transactions................      81,685      560,325     (298,969)     433,228
                                                   ---------   ----------   ----------   ----------

Net change in contract owners' equity...........    (374,362)    (324,629)  (1,005,047)    (567,289)
Contract owners' equity beginning
   of period ...................................   2,628,238    2,952,867    1,884,814    2,452,103
                                                   ---------   ----------   ----------   ----------
Contract owners' equity end of period...........   2,253,876    2,628,238      879,767    1,884,814
                                                   =========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units..............................     428,785      373,970      449,115      363,557
                                                   ---------   ----------   ----------   ----------
   Units purchased..............................      95,428      118,903       83,201      180,547
   Units redeemed...............................     (83,823)     (64,088)    (175,140)     (94,989)
                                                   ---------   ----------   ----------   ----------
   Ending units.................................     440,390      428,785      357,176      449,115
                                                   =========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                          JanIntGro             MGVITMultiSec
                                                   -----------------------   -------------------
Investment activity:                                  2002         2001        2002       2001
                                                   ----------   ----------   ---------   -------
   Net investment income (loss).................   $   (4,636)      (2,522)     38,896    26,704
   Realized gain (loss) on investments .........     (407,715)  (1,006,099)     (7,201)  (16,549)
   Change in unrealized gain (loss)
      on investments............................      (16,485)     441,311      27,886    (1,097)
   Reinvested capital gains.....................           --           --          --        --
                                                   ----------   ----------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................     (428,836)    (567,310)     59,581     9,058
                                                   ----------   ----------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................      498,623      286,461      68,550    22,300
   Transfers between funds......................      (37,022)     263,144     654,994   526,721
   Surrenders (note 6)..........................     (398,206)     (60,603)    (23,316)   (4,013)
   Death benefits (note 4)......................       (2,290)          --          --      (954)
   Policy loans (net of repayments) (note 5)....       28,088      (50,849)     (4,610)     (829)
   Deductions for surrender charges (note 2d)...      (21,897)      (5,424)     (1,282)     (359)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................     (105,940)     (95,431)    (29,377)  (13,528)
   Asset charges (note 3):
      MSP contracts.............................         (824)      (1,219)       (472)     (733)
      LSFP contracts............................         (988)        (668)       (100)      (60)
                                                   ----------   ----------   ---------   -------
         Net equity transactions................      (40,456)     335,411     664,387   528,545
                                                   ----------   ----------   ---------   -------

Net change in contract owners' equity...........     (469,292)    (231,899)    723,968   537,603
Contract owners' equity beginning
   of period....................................    1,951,169    2,183,068     624,691    87,088
                                                   ----------   ----------   ---------   -------
Contract owners' equity end of period...........   $1,481,877    1,951,169   1,348,659   624,691
                                                   ==========   ==========   =========   =======

CHANGES IN UNITS:
   Beginning units .............................      324,749      276,083      57,879     8,333
                                                   ----------   ----------   ---------   -------
   Units purchased .............................       70,908      104,433      68,517    54,885
   Units redeemed ..............................      (61,009)     (55,767)     (8,966)   (5,339)
                                                   ----------   ----------   ---------   -------
   Ending units ................................      334,648      324,749     117,430    57,879
                                                   ==========   ==========   =========   =======

                                                       NBAMTBal              NBAMTGro
                                                   ---------------   -------------------------
Investment activity:                                2002     2001       2002           2001
                                                   ------   ------   -----------   -----------
   Net investment income (loss).................      863      (43)     (127,464)     (193,586)
   Realized gain (loss) on investments .........     (343)     (16)   (4,914,991)  (28,997,129)
   Change in unrealized gain (loss)
      on investments............................   (8,064)     125    (1,658,364)    6,433,848
   Reinvested capital gains.....................       --       --            --    12,536,350
                                                   ------   ------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................   (7,544)      66    (6,700,819)  (10,220,517)
                                                   ------   ------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................    1,871      469     2,192,969     2,731,498
   Transfers between funds......................   39,141   14,107    (4,042,985)      444,727
   Surrenders (note 6)..........................       --       --      (939,226)     (974,018)
   Death benefits (note 4)......................       --       --       (56,429)      (42,216)
   Policy loans (net of repayments) (note 5)....       22       --       (16,008)     (212,223)
   Deductions for surrender charges (note 2d)...       --       --       (51,646)      (87,169)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................   (1,718)    (374)   (1,089,804)   (1,244,333)
   Asset charges (note 3):
      MSP contracts.............................       --       --        (7,158)      (12,841)
      LSFP contracts............................       --       --        (6,125)       (9,710)
                                                   ------   ------   -----------   -----------
         Net equity transactions................   39,316   14,202    (4,016,412)      593,715
                                                   ------   ------   -----------   -----------

Net change in contract owners' equity...........   31,772   14,268   (10,717,231)   (9,626,802)
Contract owners' equity beginning
   of period....................................   14,268       --    23,714,762    33,341,564
                                                   ------   ------   -----------   -----------
Contract owners' equity end of period...........   46,040   14,268    12,997,531    23,714,762
                                                   ======   ======   ===========   ===========

CHANGES IN UNITS:
   Beginning units .............................      636       --     1,114,641     1,073,053
                                                   ------   ------   -----------   -----------
   Units purchased .............................    1,949      654       141,889       180,511
   Units redeemed ..............................      (88)     (18)     (389,975)     (138,923)
                                                   ------   ------   -----------   -----------
   Ending units ................................    2,497      636       866,555     1,114,641
                                                   ======   ======   ===========   ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                         NBAMTGuard               NBAMTLMat
                                                   ----------------------   ---------------------
Investment activity:                                  2002        2001        2002        2001
                                                   ----------   ---------   ---------   ---------
   Net investment income (loss).................   $    2,019      (6,035)    238,386     220,379
   Realized gain (loss) on investments..........     (564,694)      6,732      29,349      89,230
   Change in unrealized gain (loss)
      on investments............................     (142,270)   (216,517)       (464)     11,853
   Reinvested capital gains.....................           --     152,227          --          --
                                                   ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................     (704,945)    (63,593)    267,271     321,462
                                                   ----------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................      252,039     222,976     485,372     299,644
   Transfers between funds......................     (326,889)    726,698   2,049,470   1,321,934
   Surrenders (note 6)..........................      (70,728)   (143,079)   (756,920)   (773,410)
   Death benefits (note 4)......................           --          --     (42,010)    (14,103)
   Policy loans (net of repayments) (note 5)....      (14,101)    (25,903)     80,900     159,958
   Deductions for surrender charges (note 2d)...       (3,889)    (12,805)    (41,621)    (69,216)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................     (106,763)    (90,460)   (245,535)   (172,678)
   Asset charges (note 3):
      MSP contracts.............................       (1,592)     (1,858)     (6,969)     (5,349)
      LSFP contracts............................       (1,817)     (1,559)     (1,413)     (1,030)
                                                   ----------   ---------   ---------   ---------
         Net equity transactions................     (273,740)    674,010   1,521,274     745,750
                                                   ----------   ---------   ---------   ---------

Net change in contract owners' equity...........     (978,685)    610,417   1,788,545   1,067,212
Contract owners' equity beginning
   of period....................................    2,584,522   1,974,105   4,952,976   3,885,764
                                                   ----------   ---------   ---------   ---------
Contract owners' equity end of period...........   $1,605,837   2,584,522   6,741,521   4,952,976
                                                   ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units..............................      247,137     184,667     298,490     252,610
                                                   ----------   ---------   ---------   ---------
   Units purchased..............................       32,929      88,493     143,330     105,369
   Units redeemed...............................      (70,061)    (26,023)    (51,497)    (59,489)
                                                   ----------   ---------   ---------   ---------
   Ending units.................................      210,005     247,137     390,323     298,490
                                                   ==========   =========   =========   =========

                                                         NBAMTPart               OppAggGro
                                                   -----------------------   ----------------------
Investment activity:                                  2002         2001        2002         2001
                                                   ----------   ----------   ---------   ----------
   Net investment income (loss).................      (32,601)     (75,310)     (1,144)       4,198
   Realized gain (loss) on investments..........   (1,617,582)    (803,266)   (590,299)  (1,542,830)
   Change in unrealized gain (loss)
      on investments............................   (3,978,892)    (872,728)     91,747      307,499
   Reinvested capital gains.....................           --      860,887          --      315,653
                                                   ----------   ----------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................   (5,629,075)    (890,417)   (499,696)    (915,480)
                                                   ----------   ----------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................    2,518,759    2,895,052     277,067      414,251
   Transfers between funds......................   (1,347,916)    (551,168)   (127,039)    (327,543)
   Surrenders (note 6)..........................     (979,335)    (900,324)   (140,615)     (70,469)
   Death benefits (note 4)......................      (57,113)     (80,967)     (3,005)          --
   Policy loans (net of repayments) (note 5)....      (98,447)    (121,221)    (16,276)     (30,433)
   Deductions for surrender charges (note 2d)...      (53,852)     (80,574)     (7,732)      (6,307)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................   (1,224,187)  (1,226,475)   (117,334)    (140,549)
   Asset charges (note 3):
      MSP contracts.............................      (12,334)     (16,055)       (637)      (1,861)
      LSFP contracts............................      (13,806)     (13,840)       (143)        (353)
                                                   ----------   ----------   ---------   ----------
         Net equity transactions................   (1,268,231)     (95,572)   (135,714)    (163,264)
                                                   ----------   ----------   ---------   ----------

Net change in contract owners' equity...........   (6,897,306)    (985,989)   (635,410)  (1,078,744)
Contract owners' equity beginning
   of period....................................   23,648,159   24,634,148   1,793,749    2,872,493
                                                   ----------   ----------   ---------   ----------
Contract owners' equity end of period...........   16,750,853   23,648,159   1,158,339    1,793,749
                                                   ==========   ==========   =========   ==========

CHANGES IN UNITS:
   Beginning units..............................    1,050,337    1,056,621     337,769      369,008
                                                   ----------   ----------   ---------   ----------
   Units purchased..............................      149,729      143,261      72,910       71,698
   Units redeemed...............................     (209,732)    (149,545)   (106,054)    (102,937)
                                                   ----------   ----------   ---------   ----------
   Ending units.................................      990,334    1,050,337     304,625      337,769
                                                   ==========   ==========   =========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                            OppBdFd                  OppCapAp
                                                   ------------------------   -----------------------
Investment activity:                                   2002         2001         2002         2001
                                                   -----------   ----------   ----------   ----------
   Net investment income (loss) ................   $   882,439      771,452      (15,505)     (19,077)
   Realized gain (loss) on investments .........      (350,686)    (494,081)  (6,751,858)  (1,029,806)
   Change in unrealized gain (loss)
      on investments ...........................       535,188      471,071    2,058,407   (3,248,518)
   Reinvested capital gains ....................            --           --           --    1,656,912
                                                   -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................     1,066,941      748,442   (4,708,956)  (2,640,489)
                                                   -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................     1,018,900    1,078,932    2,131,465    1,908,054
   Transfers between funds .....................       816,498    1,213,664     (446,711)   1,333,450
   Surrenders (note 6) .........................      (999,559)    (744,342)  (1,052,801)    (730,423)
   Death benefits (note 4) .....................       (86,356)     (21,063)     (45,480)     (20,947)
   Policy loans (net of repayments) (note 5) ...      (175,417)     (35,391)     (56,354)    (312,079)
   Deductions for surrender charges (note 2d)...       (54,964)     (66,614)     (57,891)     (65,369)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................      (658,218)    (528,090)    (828,314)    (860,437)
   Asset charges (note 3):
      MSP contracts ............................       (10,665)     (10,865)      (5,855)      (9,111)
      LSFP contracts ...........................        (4,779)      (3,915)      (6,108)      (7,689)
                                                   -----------   ----------   ----------   ----------
         Net equity transactions ...............      (154,560)     882,316     (368,049)   1,235,449
                                                   -----------   ----------   ----------   ----------

Net change in contract owners' equity ..........       912,381    1,630,758   (5,077,005)  (1,405,040)
Contract owners' equity beginning
   of period ...................................    13,096,929   11,466,171   16,694,310   18,099,350
                                                   -----------   ----------   ----------   ----------
Contract owners' equity end of period ..........   $14,009,310   13,096,929   11,617,305   16,694,310
                                                   ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .............................       691,900      647,048    1,073,994    1,010,305
                                                   -----------   ----------   ----------   ----------
   Units purchased .............................        85,064      120,657      162,077      199,382
   Units redeemed ..............................       (91,088)     (75,805)    (205,638)    (135,693)
                                                   -----------   ----------   ----------   ----------
   Ending units ................................       685,876      691,900    1,030,433    1,073,994
                                                   ===========   ==========   ==========   ==========

                                                          OppGlSec                 OppMSGrInc
                                                   ------------------------   -------------------
Investment activity:                                  2002          2001         2002       2001
                                                   ----------   -----------   ---------   -------
   Net investment income (loss) ................      (61,818)      (17,114)       (227)   (1,569)
   Realized gain (loss) on investments .........     (779,589)      711,276    (144,832)  (68,580)
   Change in unrealized gain (loss)
      on investments ...........................   (6,436,152)  (10,336,593)    (63,259)    3,903
   Reinvested capital gains ....................           --     4,652,673          --        --
                                                   ----------   -----------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................   (7,277,559)   (4,989,758)   (208,318)  (66,246)
                                                   ----------   -----------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................    2,395,521     3,040,269      86,118    73,457
   Transfers between funds .....................     (974,214)     (700,733)    352,251   478,473
   Surrenders (note 6) .........................   (1,670,589)   (1,165,344)    (39,278)  (13,868)
   Death benefits (note 4) .....................     (139,234)      (59,812)         --    (5,572)
   Policy loans (net of repayments) (note 5) ...     (107,233)     (641,888)         85    (6,462)
   Deductions for surrender charges (note 2d)...      (91,862)     (104,292)     (2,160)   (1,241)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................   (1,468,689)   (1,470,276)    (42,091)  (28,125)
   Asset charges (note 3):
      MSP contracts ............................      (11,572)      (14,321)       (841)     (846)
      LSFP contracts ...........................       (7,148)       (7,414)       (787)     (396)
                                                   ----------   -----------   ---------   -------
         Net equity transactions ...............   (2,075,020)   (1,123,811)    353,297   495,420
                                                   ----------   -----------   ---------   -------

Net change in contract owners' equity ..........   (9,352,579)   (6,113,569)    144,979   429,174
Contract owners' equity beginning
   of period ...................................   33,331,326    39,444,895     855,113   425,939
                                                   ----------   -----------   ---------   -------
Contract owners' equity end of period ..........   23,978,747    33,331,326   1,000,092   855,113
                                                   ==========   ===========   =========   =======

CHANGES IN UNITS:
   Beginning units .............................    1,278,705     1,321,836     106,340    47,244
                                                   ----------   -----------   ---------   -------
   Units purchased .............................      122,958       124,911      59,843    67,246
   Units redeemed ..............................     (210,884)     (168,042)    (12,087)   (8,150)
                                                   ----------   -----------   ---------   -------
   Ending units ................................    1,190,779     1,278,705     154,096   106,340
                                                   ==========   ===========   =========   =======

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                          OppMultStr               SGVITMdCpGr
                                                   ------------------------   --------------------
Investment activity:                                  2002          2001        2002        2001
                                                   -----------   ----------   ---------   --------
   Net investment income (loss).................   $   377,956      463,119      (8,153)    (6,440)
   Realized gain (loss) on investments..........      (465,799)    (253,215)   (397,870)  (447,934)
   Change in unrealized gain (loss)
      on investments............................    (1,738,579)    (788,871)    (56,058)   118,872
   Reinvested capital gains.....................       200,398      782,407          --         --
                                                   -----------   ----------   ---------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................    (1,626,024)     203,440    (462,081)  (335,502)
                                                   -----------   ----------   ---------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................     1,233,000    1,340,866     358,592    128,618
   Transfers between funds......................         6,851       73,937     485,532    407,630
   Surrenders (note 6)..........................      (881,744)  (1,108,678)    (47,786)   (17,647)
   Death benefits (note 4)......................      (208,239)     (15,941)    (10,227)        --
   Policy loans (net of repayments) (note 5)....       (71,305)    (124,435)     (5,425)   (28,387)
   Deductions for surrender charges (note 2d)...       (48,485)     (99,220)     (2,628)    (1,579)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................      (720,498)    (685,803)    (61,931)   (47,737)
   Asset charges (note 3):
      MSP contracts.............................        (8,198)      (8,884)       (561)      (769)
      LSFP contracts............................        (3,122)      (3,101)       (432)      (240)
                                                   -----------   ----------   ---------   --------
         Net equity transactions................      (701,740)    (631,259)    715,134    439,889
                                                   -----------   ----------   ---------   --------

Net change in contract owners' equity...........    (2,327,764)    (427,819)    253,053    104,387
Contract owners' equity beginning
   of period....................................    14,587,018   15,014,837     925,125    820,738
                                                   -----------   ----------   ---------   --------
Contract owners' equity end of period...........   $12,259,254   14,587,018   1,178,178    925,125
                                                   ===========   ==========   =========   ========

CHANGES IN UNITS:
   Beginning units..............................       574,816      597,489     164,872    101,174
                                                   -----------   ----------   ---------   --------
   Units purchased..............................        73,564       62,920     206,561     87,445
   Units redeemed...............................      (104,973)     (85,593)    (35,612)   (23,747)
                                                   -----------   ----------   ---------   --------
   Ending units.................................       543,407      574,816     335,821    164,872
                                                   ===========   ==========   =========   ========

                                                            StOpp2                    StDisc2
                                                   ------------------------   -----------------------
Investment activity:                                  2002          2001         2002         2001
                                                   -----------   ----------   ----------   ----------
   Net investment income (loss).................      (147,021)     (90,855)     (52,203)      (7,858)
   Realized gain (loss) on investments..........    (2,167,910)     810,668     (262,474)  (1,394,760)
   Change in unrealized gain (loss)
      on investments............................    (9,845,255)  (9,214,867)    (594,143)     323,479
   Reinvested capital gains.....................       644,398    6,568,447           --    1,246,478
                                                   -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................   (11,515,788)  (1,926,607)    (908,820)     167,339
                                                   -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................     3,147,871    3,747,736      608,903      677,166
   Transfers between funds......................    (1,938,061)   1,868,557      (80,174)     331,868
   Surrenders (note 6)..........................    (1,780,772)  (1,628,712)    (417,882)    (500,137)
   Death benefits (note 4)......................       (79,482)    (138,099)     (18,966)      (9,601)
   Policy loans (net of repayments) (note 5)....      (352,730)    (509,235)      81,865        1,236
   Deductions for surrender charges (note 2d)...       (97,921)    (145,760)     (22,978)     (44,759)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................    (1,897,429)  (1,891,585)    (346,561)    (360,160)
   Asset charges (note 3):
      MSP contracts.............................        (8,916)     (10,652)      (1,630)      (1,879)
      LSFP contracts............................        (6,859)      (7,189)        (621)      (1,043)
                                                   -----------   ----------   ----------   ----------
         Net equity transactions................    (3,014,299)   1,285,061     (198,044)      92,691
                                                   -----------   ----------   ----------   ----------

Net change in contract owners' equity...........   (14,530,087)    (641,546)  (1,106,864)     260,030
Contract owners' equity beginning
   of period....................................    43,130,976   43,772,522    6,864,441    6,604,411
                                                   -----------   ----------   ----------   ----------
Contract owners' equity end of period...........    28,600,889   43,130,976    5,757,577    6,864,441
                                                   ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units..............................     1,109,407    1,075,957      327,117      325,876
                                                   -----------   ----------   ----------   ----------
   Units purchased..............................       116,005      153,470       38,978       54,515
   Units redeemed...............................      (211,096)    (120,020)     (52,513)     (53,274)
                                                   -----------   ----------   ----------   ----------
   Ending units.................................     1,014,316    1,109,407      313,582      327,117
                                                   ===========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                          StIntStk2              TurnGVITGro
                                                   -----------------------   -------------------
Investment activity:                                  2002         2001        2002       2001
                                                   ----------   ----------   --------   --------
   Net investment income (loss).................   $   63,769      (19,820)    (1,483)    (1,295)
   Realized gain (loss) on investments..........     (794,539)    (668,197)  (118,319)  (142,465)
   Change in unrealized gain (loss)
      on investments............................      177,975      (12,561)   (25,065)    26,613
   Reinvested capital gains.....................           --       94,952         --         --
                                                   ----------   ----------   --------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................     (552,795)    (605,626)  (144,867)  (117,147)
                                                   ----------   ----------   --------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................      300,490      379,003     26,059     17,433
   Transfers between funds......................     (144,364)    (626,846)   112,664    263,212
   Surrenders (note 6)..........................     (170,083)     (73,457)    (1,211)      (397)
   Death benefits (note 4)......................       (7,537)      (8,282)        --         --
   Policy loans (net of repayments) (note 5)....       10,245       (5,357)       104         (5)
   Deductions for surrender charges (note 2d)...       (9,352)      (6,574)       (67)       (35)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................     (115,209)    (138,425)    12,255     (8,497)
   Asset charges (note 3):
      MSP contracts.............................         (766)      (1,205)      (133)      (166)
      LSFP contracts............................       (2,122)      (2,203)       (12)        --
                                                   ----------   ----------   --------   --------
         Net equity transactions................     (138,698)    (483,346)   149,659    271,545
                                                   ----------   ----------   --------   --------

Net change in contract owners' equity...........     (691,493)  (1,088,972)     4,792    154,398
Contract owners' equity beginning
   of period....................................    2,291,785    3,380,757    203,826     49,428
                                                   ----------   ----------   --------   --------
Contract owners' equity end of period...........   $1,600,292    2,291,785    208,618    203,826
                                                   ==========   ==========   ========   ========

CHANGES IN UNITS:
   Beginning units..............................      297,754      339,841     53,240      7,806
                                                   ----------   ----------   --------   --------
   Units purchased..............................       50,067       48,269     50,752     47,788
   Units redeemed...............................      (62,517)     (90,356)    (7,882)    (2,354)
                                                   ----------   ----------   --------   --------
   Ending units.................................      285,304      297,754     96,110     53,240
                                                   ==========   ==========   ========   ========

                                                          VEWrldBd              VEWrldEMkt
                                                   ---------------------   ---------------------
Investment activity:                                 2002        2001        2002        2001
                                                   ---------   ---------   ---------   ---------
   Net investment income (loss).................     (26,814)     82,397     (23,485)    (26,750)
   Realized gain (loss) on investments..........     493,528     (98,475)   (383,086)   (647,627)
   Change in unrealized gain (loss)
      on investments............................     184,996    (128,804)    111,183     690,151
   Reinvested capital gains.....................          --          --          --          --
                                                   ---------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................     651,710    (144,882)   (295,388)     15,774
                                                   ---------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................     260,531     148,351     704,499     490,507
   Transfers between funds......................   1,799,806     (16,738)    622,118    (331,274)
   Surrenders (note 6)..........................    (190,817)    (89,552)   (564,961)   (180,526)
   Death benefits (note 4)......................      (3,389)       (911)     (5,788)     (8,562)
   Policy loans (net of repayments) (note 5)....      (6,834)     58,063         490      28,266
   Deductions for surrender charges (note 2d)...     (10,493)     (8,014)    (31,066)    (16,156)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................    (142,406)    (94,179)   (229,103)   (186,521)
   Asset charges (note 3):
      MSP contracts.............................      (1,498)     (1,268)     (2,796)     (2,672)
      LSFP contracts............................      (1,111)       (221)     (3,167)     (2,560)
                                                   ---------   ---------   ---------   ---------
         Net equity transactions................   1,703,789      (4,469)    490,226    (209,498)
                                                   ---------   ---------   ---------   ---------

Net change in contract owners' equity...........   2,355,499    (149,351)    194,838    (193,724)
Contract owners' equity beginning
   of period....................................   2,245,571   2,394,922   3,614,378   3,808,102
                                                   ---------   ---------   ---------   ---------
Contract owners' equity end of period...........   4,601,070   2,245,571   3,809,216   3,614,378
                                                   =========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units..............................     170,193     170,727     558,293     573,188
                                                   ---------   ---------   ---------   ---------
   Units purchased..............................     147,907      17,591     130,293      86,484
   Units redeemed...............................     (26,757)    (18,125)    (79,461)   (101,379)
                                                   ---------   ---------   ---------   ---------
   Ending units.................................     291,343     170,193     609,125     558,293
                                                   =========   =========   =========   =========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                          VEWrldHAs                VKEmMkt               VKUSRealEst
                                                   ----------------------   ---------------------   ---------------------
Investment activity:                                  2002         2001        2002        2001        2002        2001
                                                   ----------   ---------   ---------   ---------   ---------   ---------
   Net investment income (loss) ................   $   (3,098)     13,329      85,212     103,553     228,325     260,668
   Realized gain (loss) on investments .........     (399,785)   (465,577)    (10,342)      2,970      66,434     499,135
   Change in unrealized gain (loss)
      on investments ...........................      176,398     (17,134)     14,386     (10,775)   (813,789)   (151,471)
   Reinvested capital gains ....................           --          --          --          --     229,276      71,668
                                                   ----------   ---------   ---------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................     (226,485)   (469,382)     89,256      95,748    (289,754)    680,000
                                                   ----------   ---------   ---------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................      513,130     327,399     107,703     115,651     862,806     771,202
   Transfers between funds .....................    1,395,942    (274,541)    186,450      58,296   1,889,578     801,119
   Surrenders (note 6) .........................     (230,792)   (221,290)    (77,281)    (10,839)   (978,184)   (221,091)
   Death benefits (note 4) .....................       (7,889)     (9,201)     (1,815)       (558)    (13,953)     (6,563)
   Policy loans (net of repayments) (note 5) ...      (51,043)     (6,073)    (44,874)     (2,643)    (57,356)   (125,377)
   Deductions for surrender charges (note 2d) ..      (12,691)    (19,804)     (4,250)       (970)    (53,788)    (19,786)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................     (210,529)   (191,766)    (59,348)    (40,159)   (550,761)   (419,054)
   Asset charges (note 3):
      MSP contracts ............................       (1,932)     (1,931)       (924)       (898)     (5,293)     (5,645)
      LSFP contracts ...........................         (892)       (644)     (2,406)     (2,146)     (4,505)     (3,546)
                                                   ----------   ---------   ---------   ---------   ---------   ---------
         Net equity transactions ...............    1,393,304    (397,851)    103,255     115,734   1,088,544     771,259
                                                   ----------   ---------   ---------   ---------   ---------   ---------

Net change in contract owners' equity ..........    1,166,819    (867,233)    192,511     211,482     798,790   1,451,259
Contract owners' equity beginning
   of period ...................................    3,298,337   4,165,570   1,275,908   1,064,426   8,867,642   7,416,383
                                                   ----------   ---------   ---------   ---------   ---------   ---------
Contract owners' equity end of period ..........   $4,465,156   3,298,337   1,468,419   1,275,908   9,666,432   8,867,642
                                                   ==========   =========   =========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units .............................      247,470     278,673     116,821     106,632     425,269     388,011
                                                   ----------   ---------   ---------   ---------   ---------   ---------
   Units purchased .............................      136,375      26,308      27,043      22,094     123,559      83,489
   Units redeemed ..............................      (38,355)    (57,511)    (20,175)    (11,905)    (78,988)    (46,231)
                                                   ----------   ---------   ---------   ---------   ---------   ---------
   Ending units ................................      345,490     247,470     123,689     116,821     469,840     425,269
                                                   ==========   =========   =========   =========   =========   =========

See accompanying notes to financial statements.

================================================================================

================================================================================

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                         NOTES TO FINANCIAL STATEMENTS
                           December 31, 2002 and 2001

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b)  The Contracts

          Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Contract owners may invest in the following:

               Portfolios of the American Century Variable Portfolios, Inc.
                  (American Century VP);
                  American Century VP Balanced Fund - Class I (ACVPBal) American Century VP Capital Appreciation Fund - Class I
                     (ACVPCapAp)
                  American Century VP Income & Growth Fund - Class I
                     (ACVPIncGr)
                  American Century VP International Fund - Class I (ACVPInt) American Century Ultra Fund - Class I (ACVPUltra)
                  American Century VP Value Fund - Class I (ACVPVal)

               Portfolios of the Credit Suisse Trust;
                  Credit Suisse Trust - Global Post-Venture Capital Portfolio
                     (CSGPVen)
                  Credit Suisse Trust - International Focus Portfolio (CSIntEq) Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)

               Portfolios of the Dreyfus GVIT (formerly Nationwide(R) SAT);
                  Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)

               Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                  * Dreyfus IP - European Equity Portfolio (DryEuroEq)
                  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                     (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
                  (DrySRGro)

               Dreyfus Stock Index Fund (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares
                     (DryVIFApp)
                  Dreyfus VIF - Growth and Income Portfolio - Initial Shares
                     (DryVIFGrInc)

               Portfolios of Federated Insurance Series;
                  Federated Quality Bond Fund II - Primary Shares (FedQualBd)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
                     (FidVIPEI)
                  Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr) Fidelity(R) VIP - High Income Portfolio: Initial Class
                     (FidVIPHI)
                  Fidelity(R) VIP - Overseas Portfolio: Initial Class
                     (FidVIPOv)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Asset Manager: Growth Portfolio: Service
                     Class (FidVIPAM)
                  Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
                     (FidVIPCon)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial
                     Class (FidVIPGrOP)
                  Fidelity(R) VIP III - Value Strategies Portfolio: Service
                     Class (FidVIPValStS)

               Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT)
                  (formerly Nationwide(R) SAT);
                  Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Global Financial Services Fund - Class I
                     (GVITGlFin)
                  Gartmore GVIT Global Health Sciences Fund - Class I
                     (GVITGlHlth)
                  Gartmore GVIT Global Technology and Communications Fund -
                     Class I (GVITGlTech)
                  Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I
                     (formerly Nationwide(R) SAT Capital Appreciation Fund)
                        (GVITGrowth)
                  Gartmore GVIT ID (Investor Destinations) Aggressive Fund
                     (GVITIDAgg)
                  Gartmore GVIT ID (Investor Destinations) Conservative Fund
                     (GVITIDCon)
                  Gartmore GVIT ID (Investor Destinations) Moderate Fund
                     (GVITIDMod)
                  Gartmore GVIT ID (Investor Destinations) Moderately
                     Aggressive Fund (GVITIDModAgg)
                  Gartmore GVIT ID (Investor Destinations) Moderately
                     Conservative Fund (GVITIDModCon)
                  Gartmore GVIT International Growth Fund - Class I
                     (GVITIntGro)
                  Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Nationwide(R) Leaders Fund - Class I
                     (GVITLead)
                  Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Total Return Fund - Class I (GVITTotRt) Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)

               Portfolios of the Janus Aspen Series (Janus AS);
                  Janus AS - Capital Appreciation Portfolio - Service Shares
                     (JanCapAp)
                  Janus AS - Global Technology Portfolio - Service Shares
                     (JanGITech)
                  Janus AS - International Growth Portfolio - Service Shares
                     (JanIntGro)

               MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund -
                  Class I (MGVITMultiSec)

               Portfolios of the Neuberger Berman Advisers Management Trust
                  (Neuberger Berman AMT);
                  Neuberger Berman AMT - Balanced Portfolio (NBAMTBal) Neuberger Berman AMT - Growth Portfolio (NBAMTGro) Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Limited Maturity Bond Portfolio
                     (NBAMTLMat)
                  Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

               Funds of the Oppenheimer Variable Account Funds;
                  Oppenheimer Aggressive Growth Fund/VA - Initial Class
                     (OppAggGro)
                  Oppenheimer Bond Fund/VA - Initial Class (OppBdFd) Oppenheimer Capital Appreciation Fund/VA - Initial Class
                     (OppCapAp)
                  Oppenheimer Global Securities Fund/VA - Initial Class
                     (OppGlSec)
                  Oppenheimer Main Street Growth & Income Fund/VA - Initial
                     Class (OppMSGrInc)
                  Oppenheimer Multiple Strategies Fund/VA - Initial Class
                     (OppMultStr)

               Strong GVIT (formerly Nationwide(R) SAT) Mid Cap Growth Fund -
                  Class I (SGVITMdCpGr)

               Strong Opportunity Fund II, Inc. (StOpp2)

               Funds of the Strong Variable Insurance Funds, Inc (Strong VIF);
                  Strong VIF - Strong Discovery Fund II (StDisc2)
                  Strong VIF - Strong International Stock Fund II (StIntStk2)

               Turner GVIT (formerly Nationwide(R) SAT) Growth Focus Fund -
                  Class I (TurnGVITGro)

               Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                  Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                  Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

               Funds of the Van Kampen Universal Institutional Funds (Van Kampen
               UIF);

                  Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt) Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)

          At December 31, 2002, contract owners have invested in all of the above funds except those noted with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2002. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Policy Charges

     (a)  Deductions from Premiums

          For single premium and modified single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment.

          On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter.

          The Company may at its sole discretion reduce this sales loading.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

          For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

     (c)  Administrative Charges

          An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

          For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

               Contracts issued prior to April 16, 1990:
                  Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

               Contracts issued on or after April 16, 1990:
                  Purchase payments totalling less than $25,000 - $90/year ($65/year in New York)
                  Purchase payments totalling $25,000 or more - $50/year

          For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (not to exceed $7.50 per month).

          For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge of $0.17 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

          For modified single premium contracts, the monthly charge is equal to an annual rate of 0.80% multiplied by the policy's cash value to cover administrative, premium tax and deferred acquisition costs. For policy years 11 and later, this monthly charge is reduced to an annual rate of 0.65% of the policy's cash value. The monthly charge is subject to a $10 minimum.

          For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the policy charge and the basic coverage charge. For policy years one through ten the policy charge is $10. Additionally, there is a $0.04 per $1,000 basic coverage charge (not less than $20 or more than $80 per policy per year). For policy years eleven and after, the policy charge is $5. Additionally, there is a $0.02 (not to exceed $0.04) per $1,000 basic coverage charge (not less than $10 or more than $40 per policy per year).

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

          For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines to 0% after the ninth year. However, if a policy increases, the amount of the increase will have a nine-year surrender charge period.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                     NOTES TO FINANCIAL STATEMENTS, Continued

          For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year. However, if a policy increases, the amount of the increase will have a nine-year surrender charge period.

          For modified single premium contracts, the amount charged is based on the original purchase payment. The charge is 10% in the first year, declining to 0% in the ninth year.

          For last survivor flexible premium contracts, the charge is 100% of the initial surrender charge, declining to 0% in the ninth year. However, if a policy increases, the amount of the increase will have a nine-year surrender charge period. For last survivor flexible payment contracts, the initial surrender charge is comprised of two components, an underwriting surrender charge and a sales surrender charge.

          The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  Asset Charges

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of 0.95% during the first ten policy years, and 0.50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter. The above charges are assessed through the daily unit value calculation and are reflected in the table below.

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of 0.80%, with certain exceptions, to cover mortality and expense risk charges related to operations. The above charges are assessed through the daily unit value calculation and are reflected in the table below.

     For modified single premium contracts (MSP), the Company deducts an annual rate of 0.70% charged against the cash value of the contracts in the variable account. This charge is assessed monthly against each contract by liquidating units.

     For last survivor flexible premium contracts (LSFP), the Company deducts an annual rate of 0.80% in policy years one through ten. This charge is assessed monthly by liquidating units. In policy years eleven and greater, the Company deducts an annual rate of 0.50% if the cash value of the contract is greater than $25,000 and is less than $100,000. If the cash value is greater than or equal to $100,000, the Company reduces the annual asset fee rate to 0.30%.

     The following table provides mortality, expense and administration charges by contract type for the period ended December 31, 2002:

                                           Total      ACVPBal   ACVPCapAp   ACVPIncGr   ACVPInt
                                         ----------   -------   ---------   ---------   -------
     Single Premium contracts issued
        prior to April 16, 1990 ......   $    6,498        --        365          --        --
     Single Premium contracts issued
        on or after April 16, 1990 ...    1,066,165     6,788     18,641       3,886    13,963
     Multiple Payment and Flexible
        Premium contracts ............    5,201,482    29,202     87,672      22,079    78,311
                                         ----------    ------    -------      ------    ------
           Total .....................   $6,274,145    35,990    106,678      25,965    92,274
                                         ==========    ======    =======      ======    ======

                                         ACVPUltra   ACVPVal   CSGPVen   CSIntEq   CSSmCapGr
                                         ---------   -------   -------   -------   --------
     Single Premium contracts issued
        prior to April 16, 1990 ......      $ --          --       --         --        --
     Single Premium contracts issued
        on or after April 16, 1990 ...         6      20,765      702      6,468    10,937
     Multiple Payment and Flexible
        Premium contracts ............       187      67,751    7,064     37,630    86,058
                                            ----      ------    -----     ------    ------
          Total ......................      $193      88,516    7,766     44,098    96,995
                                            ====      ======    =====     ======    ======

                                         DryMidCapIx   DryEuroEq   DrySmCapIxS   DrySRGro   DryStkIx
                                         -----------   ---------   -----------   --------   --------
     Single Premium contracts issued
        prior to April 16, 1990 ......     $    --         --           --            --        127
     Single Premium contracts issued
        on or after April 16, 1990 ...       6,691         94           --         5,217     54,819
     Multiple Payment and Flexible
        Premium contracts ............      23,848        326          143        74,900    485,159
                                           -------        ---          ---        ------    -------
           Total .....................     $30,539        420          143        80,117    540,105
                                           =======        ===          ===        ======    =======

                                         DryVIFApp   DryVIFGrInc   FedQualBd   FidVIPEI   FidVIPGr
                                         ---------   -----------   ---------   --------   --------
     Single Premium contracts issued
        prior to April 16, 1990 ......    $    --           --          --        653         786
     Single Premium contracts issued
        on or after April 16, 1990 ...     11,997        1,759         251     112,834    108,647
     Multiple Payment and Flexible
        Premium contracts ............     35,870       14,448       3,726     424,404    634,626
                                          -------       ------       -----     -------    -------
           Total .....................    $47,867       16,207       3,977     537,891    744,059
                                          =======       ======       =====     =======    =======

                                         FidVIPHI   FidVIPOv   FidVIPAM   FidVIPCon   FidVIPGrOP
                                         --------   --------   --------   ---------   ----------
     Single Premium contracts issued
        prior to April 16, 1990 ......   $    201        241        154         --          51
     Single Premium contracts issued
        on or after April 16, 1990 ...     25,297     25,028     56,105     53,714       1,780
     Multiple Payment and Flexible
        Premium contracts ............     98,245     96,072    145,867    312,804      22,912
                                         --------    -------    -------    -------      ------
           Total .....................   $123,743    121,341    202,126    366,518      24,743
                                         ========    =======    =======    =======      ======

                                         FidVIPValStS   GVITEmMrkts   GVITGIFin   GVITGIHlth   GVITGITech
                                         ------------   -----------   ---------   ----------   ----------
     Single Premium contracts issued
        prior to April 16, 1990 ......       $ --             --          --          --            --
     Single Premium contracts issued
        on or after April 16, 1990 ...         84            816          90         291           240
     Multiple Payment and Flexible
        Premium contracts ............        232          3,022          55         106         1,998
                                             ----          -----          --         ---         -----
           Total .....................       $316          3,838         145         397         2,238
                                             ====          =====         ===         ===         =====

                                         GVITGlUtl   GVITGvtBd   GVITGrowth   GVITIDAgg   GVITIDCon
                                         ---------   ---------   ----------   ---------   ---------
     Single Premium contracts issued
        prior to April 16, 1990 ......      $--           177           --        --          --
     Single Premium contracts issued
        on or after April 16, 1990 ...       50        73,009        5,894        --          --
     Multiple Payment and Flexible
        Premium contracts ............       13        94,534      109,759       965         731
                                            ---       -------      -------       ---         ---
           Total .....................      $63       167,720      115,653       965         731
                                            ===       =======      =======       ===         ===

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                         GVITIDMod   GVITIDModAgg   GVITIDModCon   GVITIntGro   GVITMyMkt
                                         ---------   ------------   ------------   ----------   ---------
     Single Premium contracts issued
        prior to April 16, 1990 ......     $   --           --            --            --           673
     Single Premium contracts issued
        on or after April 16, 1990 ...         13           --             4           114       144,133
     Multiple Payment and Flexible
        Premium contracts ............      1,240        3,289           777           219       239,044
                                           ------        -----           ---           ---       -------
           Total .....................     $1,253        3,289           781           333       383,850
                                           ======        =====           ===           ===       =======

                                         GVITLead   GVITSmCapGr   GVITSmCapVal   GVITSmComp   GVITTotRt
                                         --------   -----------   ------------   ----------   ---------
     Single Premium contracts issued
        prior to April 16, 1990 ......     $ --           --            502             79         179
     Single Premium contracts issued
        on or after April 16, 1990 ...       97          795         22,799         11,024      29,699
     Multiple Payment and Flexible
        Premium contracts ............      358        8,210         69,886        154,996     493,332
                                           ----        -----         ------        -------     -------
           Total .....................     $455        9,005         93,187        166,099     523,210
                                           ====        =====         ======        =======     =======

                                         GVITUSGro   JanCapAp   JanGITech   JanIntGro   MGVITMultiSec
                                         ---------   --------   ---------   ---------   -------------
     Single Premium contracts issued
        prior to April 16, 1990 ......      $ --          --         --           --           --
     Single Premium contracts issued
        on or after April 16, 1990 ...        71         946      1,129        4,538          517
     Multiple Payment and Flexible
       Premium contracts .............        48      16,748      7,758       11,569        5,232
                                            ----      ------      -----       ------        -----
           Total .....................      $119      17,694      8,887       16,107        5,749
                                            ====      ======      =====       ======        =====

                                         NBAMTBal   NBAMTGro   NBAMTGuard   NBAMTLMat   NBAMTPart
                                         --------   --------   ----------   ---------   ---------
     Single Premium contracts issued
        prior to April 16, 1990 ......     $ --          417         --          203          --
     Single Premium contracts issued
        on or after April 16, 1990 ...       --       18,507        750       19,246      12,644
     Multiple Payment and Flexible
        Premium contracts ............      346      108,540     13,946       29,182     127,150
                                           ----      -------     ------       ------     -------
           Total .....................     $346      127,464     14,696       48,631     139,794
                                           ====      =======     ======       ======     =======

                                         OppAggGro   OppBdFd   OppCapAp   OppGlSec   OppMSGrInc
                                         ---------   -------   --------   --------   ----------
     Single Premium contracts issued
        prior to April 16, 1990 ......    $    --         --        246         --        --
     Single Premium contracts issued
        on or after April 16, 1990 ...        690     18,669     14,056     25,041       979
     Multiple Payment and Flexible
        Premium contracts ............     10,021     81,951     91,920    197,144     5,316
                                          -------    -------    -------    -------     -----
           Total .....................    $10,711    100,620    106,222    222,185     6,295
                                          =======    =======    =======    =======     =====

                                         OppMultStr   SGVITMdCpGr   StOpp2    StDisc2   StIntStk2
                                         ----------   -----------   -------   -------   ---------
     Single Premium contracts issued
        prior to April 16, 1990 ......    $     --          --          308        --        --
     Single Premium contracts issued
        on or after April 16, 1990 ...      23,766         763       38,303     7,782     3,129
     Multiple Payment and Flexible
        Premium contracts ............      81,102       7,390      243,071    44,421    11,672
                                          --------       -----      -------    ------    ------
           Total .....................    $104,868       8,153      281,682    52,203    14,801
                                          ========       =====      =======    ======    ======

                                         TurnGVITGro    VEWrldBd   VEWrldEMkt   VEWrldHAs   VKEmMkt
                                         -----------    --------   ----------   ---------   -------
     Single Premium contracts issued
        prior to April 16, 1990 ......      $   --           85         479          240        69
     Single Premium contracts issued
        on or after April 16, 1990 ...          87        8,017       4,616        7,523     2,252
     Multiple Payment and Flexible
        Premium contracts ............       1,396       18,712      25,790       21,651     7,305
                                            ------       ------      ------       ------     -----
           Total .....................      $1,483       26,814      30,885       29,414     9,626
                                            ======       ======      ======       ======     =====

                                         VKUSRealEst
                                         -----------
     Single Premium contracts issued
        prior to April 16, 1990 ......     $   263
     Single Premium contracts issued
        on or after April 16, 1990 ...      16,603
     Multiple Payment and Flexible
        Premium contracts ............      60,031
                                           -------
           Total .....................     $76,897
                                           =======

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2002 and 2001, total transfers to the Account from the fixed account were $23,397,486 and $21,729,153, respectively, and total transfers from the Account to the fixed account were $42,106,553 and $31,605,235, respectively. Transfers from the Account to the fixed account are included in surrenders, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2002.

                                                Contract                                           Investment
                                                Expense                Unit          Contract        Income       Total
                                                  Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   -------   ----------   --------------   ----------   ---------
     Modified Single Premium contracts and Last Survivor Flexible Premium contracts:

        American Century VP Balanced Fund - Class I
           2002 .............................     0.00%     41,666   $13.698528     $  570,763        2.63%       -9.56%
           2001 .............................     0.00%     46,974    15.146118        711,474        2.81%       -3.54%
           2000 .............................     0.00%     46,479    15.701900        729,809        2.45%       -2.65%
           1999 .............................     0.00%     47,439    16.129489        765,167        1.78%       10.06%
           1998 .............................     0.00%     40,224    14.655512        589,503        1.59%       15.77%

        American Century VP Capital Appreciation Fund - Class I
           2002 .............................     0.00%     84,319     8.776539        740,029        0.00%      -21.20%
           2001 .............................     0.00%    113,954    11.137742      1,269,190        0.00%      -28.07%
           2000 .............................     0.00%    136,380    15.483078      2,111,582        0.00%        9.03%
           1999 .............................     0.00%     67,671    14.200282        960,947        0.00%       64.52%
           1998 .............................     0.00%     56,709     8.631172        489,465        0.00%       -2.16%

        American Century VP Income & Growth Fund - Class I
           2002 .............................     0.00%     52,727     8.513147        448,873        1.10%      -19.37%
           2001 .............................     0.00%     53,217    10.558315        561,882        0.81%       -8.35%
           2000 .............................     0.00%     51,494    11.520561        593,240        0.55%      -10.62%
           1999 .............................     0.00%     90,023    12.888778      1,160,286        0.02%       18.02%
           1998 .............................     0.00%     49,568    10.920877        541,326        0.94%        9.21% 5/1/98

        American Century VP International Fund - Class I
           2002 .............................     0.00%    108,743    11.680067      1,270,126        0.79%      -20.37%
           2001 .............................     0.00%    111,542    14.668200      1,636,120        0.09%      -29.17%
           2000 .............................     0.00%    143,626    20.710054      2,974,502        0.14%      -16.83%
           1999 .............................     0.00%    120,278    24.899615      2,994,876        0.00%       64.04%
           1998 .............................     0.00%    109,633    15.178805      1,664,098        0.48%       18.76%

        American Century VP Ultra Fund - Class I
           2002 .............................     0.00%      2,062     8.038471         16,575        0.46%      -19.62% 5/1/02

        American Century VP Value Fund - Class I
           2002 .............................     0.00%    105,282    15.482416      1,630,020        0.90%      -12.62%
           2001 .............................     0.00%     98,909    17.718442      1,752,513        0.95%       12.82%
           2000 .............................     0.00%     53,790    15.704757        844,759        0.73%       18.14%
           1999 .............................     0.00%     42,323    13.293167        562,607        0.93%       -0.85%
           1998 .............................     0.00%     39,670    13.407134        531,861        0.64%        4.81%

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2002 .............................     0.00%     11,260     7.643060         86,061        0.00%      -34.16%
           2001 .............................     0.00%     12,080    11.607891        140,223        0.00%      -28.63%
           2000 .............................     0.00%     19,402    16.265390        315,581        0.00%      -18.94%
           1999 .............................     0.00%     14,680    20.065541        294,562        0.00%       63.50%
           1998 .............................     0.00%      4,122    12.272697         50,588        0.00%        6.51%

                                                Contract                                           Investment
                                                Expense                Unit          Contract        Income       Total
                                                 Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   -------   ----------   --------------   ----------   ---------
        Credit Suisse Trust - International Focus Portfolio
           2002 .............................     0.00%    115,124   $ 7.241185    $   833,634        0.00%      -19.90%
           2001 .............................     0.00%    120,573     9.040640      1,090,057        0.00%      -22.27%
           2000 .............................     0.00%    119,996    11.631433      1,395,725        0.45%      -25.90%
           1999 .............................     0.00%    142,042    15.696053      2,229,499        0.93%       53.43%
           1998 .............................     0.00%    132,142    10.230064      1,351,821        0.52%        5.35%

        Credit Suisse Trust - Small Cap Growth Portfolio
           2002 .............................     0.00%    132,124     8.514305      1,124,944        0.00%      -33.69%
           2001 .............................     0.00%    185,522    12.840185      2,382,137        0.00%      -16.01%
           2000 .............................     0.00%    212,377    15.287247      3,246,660        0.00%      -18.11%
           1999 .............................     0.00%    154,684    18.668523      2,887,722        0.00%       69.08%
           1998 .............................     0.00%    131,376    11.041376      1,450,572        0.00%       -2.85%

        Dreyfus GVIT Mid Cap Index Fund - Class I
           2002 .............................     0.00%     57,522     8.791459        505,702        0.42%      -15.30%
           2001 .............................     0.00%     37,983    10.379883        394,259        0.54%       -1.30%
           2000 .............................     0.00%     15,903    10.517026        167,252        0.56%        5.17% 5/1/00

        Dreyfus IP - European Equity Portfolio
           2001 .............................     0.00%        133     6.722485            894        0.84%      -28.13%
           2000 .............................     0.00%      2,553     9.353456         23,879        0.42%       -9.65%

        Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2002 .............................     0.00%      4,411      7.67524       2 33,855        0.27%      -23.25% 5/1/02

        Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
           2002 .............................     0.00%     57,964    11.828136        685,606        0.21%      -28.94%
           2001 .............................     0.00%     72,096    16.646416      1,200,140        0.06%      -22.57%
           2000 .............................     0.00%     87,987    21.499776      1,891,701        0.81%      -11.03%
           1999 .............................     0.00%     72,077    24.166067      1,741,818        0.02%       30.08%
           1998 .............................     0.00%     59,391    18.577940      1,103,362        0.19%       29.38%

        Dreyfus Stock Index Fund
           2002 .............................     0.00%    584,757    14.572787      8,521,539        1.31%      -22.36%
           2001 .............................     0.00%    599,693    18.770165     11,256,337        1.06%      -12.18%
           2000 .............................     0.00%    591,538    21.373424     12,643,192        0.96%       -9.28%
           1999 .............................     0.00%    619,532    23.560156     14,596,271        1.11%       20.60%
           1998 .............................     0.00%    451,985    19.535151      8,829,595        1.37%       28.21%

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2002 .............................     0.00%     76,442    11.167894        853,696        1.14%      -16.71%
           2001 .............................     0.00%     81,387    13.409044      1,091,322        0.84%       -9.31%
           2000 .............................     0.00%     68,662    14.785375      1,015,193        0.63%       -0.65%
           1999 .............................     0.00%     54,118    14.882433        805,408        0.70%       11.46%
           1998 .............................     0.00%     32,649    13.352746        435,954        0.97%       30.22%

        Dreyfus VIF - Growth and Income Portfolio - Initial Shares
           2002 .............................     0.00%     42,290    10.263905        434,061        0.60%      -25.33%
           2001 .............................     0.00%     42,969    13.745232        590,619        0.50%       -5.85%
           2000 .............................     0.00%     50,580    14.598583        738,396        0.61%       -3.78%
           1999 .............................     0.00%     42,510    15.172345        644,976        0.65%       16.88%
           1998 .............................     0.00%     33,423    12.980656        433,852        1.05%       11.81%

        Federated Quality Bond Fund II - Primary Shares
           2002 .............................     0.00%     11,620    10.782678        125,295        0.00%        7.83% 5/1/02

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                Contract                                           Investment
                                                Expense                 Unit         Contract        Income       Total
                                                  Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   -------   ----------   --------------   ----------   ---------
        Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
           2002 .............................     0.00%    407,426   $14.041601     $ 5,720,913       1.77%      -16.95%
           2001 .............................     0.00%    431,008    16.906669       7,286,910       1.70%       -4.96%
           2000 .............................     0.00%    410,082    17.788146       7,294,598       1.65%        8.42%
           1999 .............................     0.00%    442,948    16.406894       7,267,401       1.45%        6.33%
           1998 .............................     0.00%    424,796    15.430209       6,554,691       1.30%       11.63%

        Fidelity(R) VIP - Growth Portfolio: Initial Class
           2002 .............................     0.00%    408,322    12.670716       5,173,732       0.25%      -30.10%
           2001 .............................     0.00%    464,650    18.128151       8,423,245       0.08%      -17.65%
           2000 .............................     0.00%    494,090    22.013206      10,876,505       0.12%      -10.98%
           1999 .............................     0.00%    462,592    24.728511      11,439,211       0.15%       37.44%
           1998 .............................     0.00%    312,967    17.992701       5,631,122       0.41%       39.49%

        Fidelity(R) VIP - High Income Portfolio: Initial Class
           2002 .............................     0.00%    277,242     9.334381       2,587,882       9.29%        3.44%
           2001 .............................     0.00%    268,872     9.023656       2,426,208      13.67%      -11.73%
           2000 .............................     0.00%    251,453    10.222956       2,570,593       7.66%      -22.47%
           1999 .............................     0.00%    301,341    13.186454       3,973,619       9.63%        8.15%
           1998 .............................     0.00%    328,441    12.192188       4,004,414       7.35%       -4.33%

        Fidelity(R) VIP - Overseas Portfolio: Initial Class
           2002 .............................     0.00%    100,989     9.729244         982,547       0.83%      -20.28%
           2001 .............................     0.00%    100,976    12.204145       1,232,326       5.37%      -21.17%
           2000 .............................     0.00%    109,074    15.480896       1,688,563       1.56%      -19.11%
           1999 .............................     0.00%    121,065    19.137888       2,316,928       1.25%       42.63%
           1998 .............................     0.00%     94,348    13.418281       1,265,988       1.80%       12.75%

        Fidelity(R) VIP II - Asset Manager: Growth Portfolio: Service Class
           2002 .............................     0.00%     87,642    14.294216       1,252,774       3.98%       -8.73%
           2001 .............................     0.00%     97,209    15.661062       1,522,396       4.21%       -4.09%
           2000 .............................     0.00%     97,054    16.328861       1,584,781       3.30%       -3.93%
           1999 .............................     0.00%     98,987    16.996678       1,682,450       3.18%       11.09%
           1998 .............................     0.00%     96,546    15.299714       1,477,126       2.96%       15.05%

        Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
           2002 .............................     0.00%    278,231    16.754926       4,661,740       0.85%       -9.35%
           2001 .............................     0.00%    310,919    18.482808       5,746,656       0.78%      -12.24%
           2000 .............................     0.00%    339,730    21.061590       7,155,254       0.36%       -6.62%
           1999 .............................     0.00%    334,798    22.555449       7,551,519       0.43%       24.25%
           1998 .............................     0.00%    294,323    18.152724       5,342,764       0.53%       29.98%

        Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class
           2002 .............................     0.00%     51,868     7.927585         411,188       1.07%      -21.84%
           2001 .............................     0.00%     59,212    10.143319         600,606       0.38%      -14.42%
           2000 .............................     0.00%     67,837    11.852480         804,037       1.30%      -17.07%
           1999 .............................     0.00%     67,209    14.291602         960,524       0.94%        4.27%
           1998 .............................     0.00%     54,891    13.706120         752,343       0.58%       24.61%

        Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
           2002 .............................     0.00%        843     7.509507           6,331       0.00%      -24.90% 5/1/02

                                                Contract                                           Investment
                                                Expense                 Unit          Contract       Income       Total
                                                  Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   -------   ----------   --------------   ----------   ---------
        Gartmore GVIT Emerging Markets Fund - Class I
           2002 .............................     0.00%      7,501   $ 7.002885     $    52,529       0.17%      -15.23%
           2001 .............................     0.00%     27,272     8.260926         225,292       0.52%       -5.18%

        Gartmore GVIT Global Financial Services Fund - Class I
           2002 .............................     0.00%        289     8.663891           2,504       0.08%      -13.36% 5/1/02

        Gartmore GVIT Global Health Sciences Fund - Class I
           2002 .............................     0.00%      1,753     8.340128          14,620       0.00%      -16.60% 5/1/02

        Gartmore GVIT Global Technology and Communications Fund - Class I
           2002 .............................     0.00%     11,606     1.972253          22,890       0.59%      -42.78%
           2001 .............................     0.00%      2,536     3.446837           8,741       0.00%      -42.72%
           2000 .............................     0.00%      2,596     6.017639          15,622       0.00%      -39.82% 10/2/00

        Gartmore GVIT Global Utilities Fund - Class I
           2002 .............................     0.00%        250     8.683837           2,171       0.54%      -13.16% 5/1/02

        Gartmore GVIT Government Bond Fund - Class I
           2002 .............................     0.00%    215,754    16.685161       3,599,890       4.42%       10.98%
           2001 .............................     0.00%    192,314    15.033937       2,891,237       5.12%        7.25%
           2000 .............................     0.00%    147,694    14.017108       2,070,243       5.25%       12.54%
           1999 .............................     0.00%    146,891    12.455412       1,829,588       5.74%       -2.35%
           1998 .............................     0.00%    100,956    12.754801       1,287,674       5.51%        8.91%

        Gartmore GVIT Growth Fund - Class I
           2002 .............................     0.00%    160,573     7.964177       1,278,832       0.00%      -28.72%
           2001 .............................     0.00%    169,484    11.173143       1,893,669       0.00%      -28.13%
           2000 .............................     0.00%    202,780    15.547089       3,152,639       0.18%      -26.53%
           1999 .............................     0.00%    234,699    21.161942       4,966,687       0.66%        4.28%
           1998 .............................     0.00%    207,778    20.293858       4,216,617       0.78%       29.96%

        Gartmore GVIT ID Conservative Fund
           2002 .............................     0.00%     10,505    10.050418         105,580       2.80%        0.50% 1/25/02

        Gartmore GVIT ID Moderate Fund
           2002 .............................     0.00%     14,854     9.140249         135,769       1.72%       -8.60% 1/25/02

        Gartmore GVIT ID Moderately Aggressive Fund
           2002 .............................     0.00%     14,728     8.687687         127,952       1.55%      -13.12% 1/25/02

        Gartmore GVIT ID Moderately Conservative Fund
           2002 .............................     0.00%      9,155     9.642427          88,276       2.35%       -3.58% 1/25/02

        Gartmore GVIT Money Market Fund - Class I
           2002 .............................     0.00%    611,041    13.354620       8,160,220       1.26%        1.21%
           2001 .............................     0.00%    752,971    13.194770       9,935,279       3.57%        3.60%
           2000 .............................     0.00%    690,357    12.735851       8,792,284       5.53%        6.03%
           1999 .............................     0.00%    710,620    12.011954       8,535,935       5.04%        4.85%
           1998 .............................     0.00%    904,630    11.456534      10,363,924       5.48%        5.27%

        Gartmore GVIT Nationwide(R) Leaders Fund - Class I
           2002 .............................     0.00%        837     8.452459           7,075       1.18%      -15.48% 5/1/02

        Gartmore GVIT Small Cap Growth Fund - Class I
           2002 .............................     0.00%     39,937     4.829491         192,875       0.00%      -33.29%
           2001 .............................     0.00%     28,981     7.239237         209,800       0.00%      -10.84%
           2000 .............................     0.00%      5,428     8.119138          44,071       0.00%      -18.81% 5/1/00

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                Contract                                           Investment
                                                Expense                 Unit         Contract        Income       Total
                                                  Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   -------   ----------   --------------   ----------   ---------
        Gartmore GVIT Small Cap Value Fund - Class I
           2002 .............................     0.00%    156,777   $11.427654     $1,791,593        0.01%       -27.16%
           2001 .............................     0.00%    145,093    15.689204      2,276,394        0.03%        28.28%
           2000 .............................     0.00%     92,343    12.230652      1,129,415        0.00%        11.20%
           1999 .............................     0.00%     86,677    10.998838        953,346        0.00%        27.84%
           1998 .............................     0.00%     18,425     8.603810        158,525        0.00%       -13.96% 5/1/98

        Gartmore GVIT Small Company Fund - Class I
           2002 .............................     0.00%    161,607    15.090443      2,438,721        0.00%       -17.33%
           2001 .............................     0.00%    171,105    18.253468      3,123,260        0.10%        -6.70%
           2000 .............................     0.00%    232,635    19.565011      4,551,506        0.03%         8.90%
           1999 .............................     0.00%    210,131    17.966399      3,775,297        0.00%        44.02%
           1998 .............................     0.00%    170,740    12.475012      2,129,984        0.00%         1.01%

        Gartmore GVIT Total Return Fund - Class I
           2002 .............................     0.00%    343,472    13.342709      4,582,847        0.85%       -17.35%
           2001 .............................     0.00%    370,050    16.144226      5,974,171        0.74%       -11.82%
           2000 .............................     0.00%    383,717    18.308017      7,025,097        0.63%        -2.12%
           1999 .............................     0.00%    408,867    18.704720      7,647,743        0.65%         6.94%
           1998 .............................     0.00%    377,762    17.490359      6,607,193        1.06%        18.07%

        Gartmore GVIT U.S. Growth Leaders Fund - Class I
           2002 .............................     0.00%      1,992     8.226323         16,387        0.00%       -17.74% 5/1/02

        Janus AS - Capital Appreciation Portfolio - Service Shares
           2002 .............................     0.00%     58,881     5.213836        306,996        0.30%       -15.93%
           2001 .............................     0.00%     62,604     6.201616        388,246        0.91%       -21.83%
           2000 .............................     0.00%     54,056     7.933369        428,846        1.33%       -30.82% 5/1/00

        Janus AS - Global Technology Portfolio - Service Shares
           2002 .............................     0.00%     54,722     2.510001        137,352        0.00%       -40.93%
           2001 .............................     0.00%     58,616     4.249300        249,077        0.56%       -37.31%
           2000 .............................     0.00%     51,067     6.778794        346,173        1.21%       -20.67% 5/1/00

        Janus AS - International Growth Portfolio - Service Shares
           2002 .............................     0.00%     43,393     4.520472        196,157        0.67%       -25.76%
           2001 .............................     0.00%     37,721     6.088787        229,675        0.70%       -23.43%
           2000 .............................     0.00%     28,662     7.951801        227,915        6.25%       -20.48% 5/1/00

         MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I
           2002 .............................     0.00%     12,174    11.720231        142,682        4.53%         7.21%
           2001 .............................     0.00%      2,363    10.932334         25,833        8.29%         4.19%
           2000 .............................     0.00%      3,146    10.492823         33,010        8.52%         4.93% 5/1/00

        Neuberger Berman AMT - Growth Portfolio
           2002 .............................     0.00%     91,607     9.369018        858,268        0.00%       -31.16%
           2001 .............................     0.00%    194,831    13.610476      2,651,743        0.00%       -30.36%
           2000 .............................     0.00%    165,377    19.543829      3,232,100        0.00%       -11.66%
           1999 .............................     0.00%    101,415    22.122463      2,243,550        0.00%        50.40%
           1998 .............................     0.00%     95,390    14.709510      1,403,140        0.00%        15.53%

                                                Contract                                           Investment
                                                Expense                 Unit         Contract        Income       Total
                                                  Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   -------   ----------   --------------   ----------   ---------
        Neuberger Berman AMT - Guardian Portfolio
           2002 .............................     0.00%     40,952   $ 7.884759     $  322,897        0.80%       -26.45%
           2001 .............................     0.00%     42,795    10.719948        458,760        0.47%        -1.51%
           2000 .............................     0.00%     31,192    10.883981        339,493        0.59%         1.13%
           1999 .............................     0.00%     28,718    10.762335        309,073        0.29%        14.93%
           1998 .............................     0.00%     15,552     9.364011        145,629        0.00%        -6.36% 5/1/98

        Neuberger Berman AMT - Limited Maturity Bond Portfolio
           2002 .............................     0.00%     78,261    14.496454      1,134,507        4.91%         5.34%
           2001 .............................     0.00%     53,267    13.761786        733,049        5.78%         8.78%
           2000 .............................     0.00%     48,744    12.650873        616,654        6.96%         6.78%
           1999 .............................     0.00%     73,941    11.847132        875,989        5.57%         1.48%
           1998 .............................     0.00%     72,201    11.674617        842,919        6.70%         4.39%

        Neuberger Berman AMT - Partners Portfolio
           2002 .............................     0.00%    211,641    12.510433      2,647,721        0.53%       -24.14%
           2001 .............................     0.00%    214,234    16.491924      3,533,131        0.38%        -2.83%
           2000 .............................     0.00%    218,683    16.971642      3,711,410        0.79%         0.07%
           1999 .............................     0.00%    229,651    16.853460      3,870,414        1.20%         7.37%
           1998 .............................     0.00%    241,826    15.696640      3,795,856        0.39%         4.21%

        Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2002 .............................     0.00%     11,406     3.883303         44,293        0.65%       -27.79%
           2001 .............................     0.00%     27,049     5.377832        145,465        0.87%       -31.27%
           2000 .............................     0.00%     29,380     7.824211        229,875        0.00%       -21.76% 5/1/00

        Oppenheimer Bond Fund/VA - Initial Class
           2002 .............................     0.00%    126,813    15.258399      1,934,963        7.25%         9.08%
           2001 .............................     0.00%    120,742    13.988352      1,688,982        7.04%         7.79%
           2000 .............................     0.00%    108,962    12.977817      1,414,089        7.66%         6.10%
           1999 .............................     0.00%    101,438    12.232154      1,240,805        4.68%        -1.52%
           1998 .............................     0.00%     90,724    12.420731      1,126,858        1.67%         6.80%

        Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2002 .............................     0.00%     90,095    11.756809      1,059,230        0.64%       -26.86%
           2001 .............................     0.00%    116,791    16.074008      1,877,299        0.64%       -12.58%
           2000 .............................     0.00%    115,080    18.386180      2,115,882        0.12%        -0.23%
           1999 .............................     0.00%     83,414    18.428739      1,537,215        0.17%        41.66%
           1998 .............................     0.00%     98,891    13.009524      1,286,525        0.28%        24.00%

        Oppenheimer Global Securities Fund/VA - Initial Class
           2002 .............................     0.00%    106,692    17.263833      1,841,913        0.56%       -22.13%
           2001 .............................     0.00%    111,537    22.171331      2,472,924        0.69%       -12.04%
           2000 .............................     0.00%    119,169    25.205074      3,003,663        0.27%         5.09%
           1999 .............................     0.00%     94,622    23.984739      2,269,484        0.92%        58.48%
           1998 .............................     0.00%     89,467    15.133929      1,353,987        2.07%        14.10%

        Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
           2002 .............................     0.00%     30,456     6.605587        201,180        0.65%       -18.80%
           2001 .............................     0.00%     21,240     8.134641        172,780        0.41%       -10.16%
           2000 .............................     0.00%     10,745     9.054521         97,291        0.00%        -9.45% 5/1/00

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                Contract                                           Investment
                                                Expense                 Unit         Contract        Income       Total
                                                 Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   -------   ----------   --------------   ----------   ---------
        Oppenheimer Multiple Strategies Fund/VA - Initial Class
           2002 .............................     0.00%     82,462   $14.902681     $1,228,905        3.60%      -10.40%
           2001 .............................     0.00%     84,920    16.632670      1,412,446        3.96%        2.22%
           2000 .............................     0.00%     82,390    16.271709      1,340,626        4.57%        6.44%
           1999 .............................     0.00%     80,822    15.287602      1,235,575        3.30%       11.80%
           1998 .............................     0.00%     90,548    13.674340      1,238,184        0.88%        6.65%

        Strong GVIT Mid Cap Growth Fund - Class I
           2002 .............................     0.00%     49,103     3.578034        175,692        0.00%      -37.01%
           2001 .............................     0.00%     15,083     5.680754         85,683        0.00%      -30.31%
           2000 .............................     0.00%     15,341     8.151094        125,046        0.00%      -18.49% 5/1/00

        Strong Opportunity Fund II, Inc.
           2002 .............................     0.00%     98,264    15.542573      1,527,275        0.38%      -26.82%
           2001 .............................     0.00%    103,859    21.238327      2,205,791        0.59%       -3.70%
           2000 .............................     0.00%     96,471    22.004768      2,122,822        0.00%        6.60%
           1999 .............................     0.00%     85,543    20.690172      1,769,899        0.00%       34.91%
           1998 .............................     0.00%     85,559    15.336685      1,312,191        0.25%       13.54%

        Strong VIF - Strong Discovery Fund II
           2002 .............................     0.00%     20,094    11.864827        238,412        0.00%      -12.02%
           2001 .............................     0.00%     22,035    13.485135        297,145        0.72%        4.08%
           2000 .............................     0.00%     25,155    12.955970        325,907        0.00%        4.39%
           1999 .............................     0.00%     19,763    12.410693        245,273        0.00%        5.09%
           1998 .............................     0.00%     20,724    11.809640        244,743        0.00%        7.26%

        Strong VIF - Strong International Stock Fund II
           2002 .............................     0.00%     57,275     5.361165        307,061        4.04%      -26.54%
           2001 .............................     0.00%     55,640     7.298468        406,087        0.00%      -22.14%
           2000 .............................     0.00%     51,648     9.373600        484,128        0.00%      -39.52%
           1999 .............................     0.00%     91,170    15.499580      1,413,097        0.17%       87.20%
           1998 .............................     0.00%     36,980     8.279751        306,185        1.14%       -4.78%

        Turner GVIT Growth Focus Fund - Class I
           2002 .............................     0.00%      5,450     2.210411         12,047        0.00%      -42.86%

        Van Eck WIT - Worldwide Bond Fund
           2002 .............................     0.00%     39,706    13.162611        522,635        0.00%       21.66%
           2001 .............................     0.00%     15,977    10.819530        172,864        4.39%       -5.10%
           2000 .............................     0.00%     15,146    11.400381        172,670        4.90%        1.87%
           1999 .............................     0.00%     16,613    11.191476        185,924        4.31%       -7.82%
           1998 .............................     0.00%     21,531    12.141253        261,413        0.79%       12.75%

        Van Eck WIT - Worldwide Emerging Markets Fund
           2002 .............................     0.00%     99,351     6.515847        647,356        0.20%       -2.90%
           2001 .............................     0.00%     79,757     6.710492        535,209        0.00%       -1.81%
           2000 .............................     0.00%     91,301     6.834145        623,964        0.00%      -41.87%
           1999 .............................     0.00%    175,122    11.755719      2,058,685        0.00%      100.28%
           1998 .............................     0.00%     41,962     5.869611        246,301        0.95%      -34.13%

                                                Contract                                           Investment
                                                Expense                 Unit         Contract        Income       Total
                                                 Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   -------   ----------   --------------   ----------   ---------
        Van Eck WIT - Worldwide Hard Assets Fund
           2002 .............................     0.00%     40,828   $ 8.006062     $  326,871        0.68%       -2.83%
           2001 .............................     0.00%     32,526     8.239575        268,000        1.21%      -10.44%
           2000 .............................     0.00%     35,253     9.200485        324,345        1.12%       11.40%
           1999 .............................     0.00%     38,783     8.258894        320,305        1.47%       21.00%
           1998 .............................     0.00%     21,804     6.825397        148,821        0.69%      -30.97%

        Van Kampen UIF - Emerging Markets Debt Portfolio
           2002 .............................     0.00%     36,681    12.250737        449,369        6.91%        9.22%
           2001 .............................     0.00%     33,534    11.216363        376,130        9.40%       10.10%
           2000 .............................     0.00%     33,493    10.187412        341,207       12.32%       11.39%
           1999 .............................     0.00%     25,999     9.146001        237,787       16.19%       29.37%
           1998 .............................     0.00%      6,444     7.069376         45,555       12.80%      -28.38%

        Van Kampen UIF - U.S. Real Estate Portfolio
           2002 .............................     0.00%     52,407    19.795314      1,037,413        3.29%       -0.79%
           2001 .............................     0.00%     58,299    19.952330      1,163,201        3.98%        9.84%
           2000 .............................     0.00%     57,529    18.164582      1,044,990        8.22%       28.06%
           1999 .............................     0.00%     53,125    14.184757        753,565        6.87%       -3.37%
           1998 .............................     0.00%     58,853    14.679798        863,950        0.17%      -11.62%

     Single Premium contracts issued prior to April 16, 1990 (policy years 11 and thereafter):

        American Century VP Balanced Fund - Class I
           2002 .............................     0.50%      2,665    17.589248         46,875        2.63%      -10.01%

        American Century VP Capital Appreciation Fund - Class I
           2002 .............................     0.50%     13,972    22.346236        312,222        0.00%      -21.59%
           2001 .............................     0.50%      2,922    28.500613         83,279        0.00%      -28.43%
           2000 .............................     0.50%      7,428    39.820221        295,785        0.00%        8.49%
           1999 .............................     0.50%      6,108    36.406768        222,373        0.00%       63.70%
           1998 .............................     0.50%      6,437    22.339504        143,799        0.00%       -2.73%

        American Century VP Income & Growth Fund - Class I
           2002 .............................     0.50%      7,837     8.316655         65,178        1.10%      -19.77%

        American Century VP International Fund - Class I
           2002 .............................     0.50%      5,091    12.398163         63,119        0.79%      -20.77%
           2000 .............................     0.50%      2,453    22.205291         54,470        0.14%      -17.24%
           1999 .............................     0.50%      2,459    26.614141         65,444        0.00%       63.23%

        American Century VP Value Fund - Class I
           2002 .............................     0.50%     13,026    14.941112        194,623        0.90%      -13.06%
           2000 .............................     0.50%        118    15.308543          1,806        0.73%       17.56%

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2002 .............................     0.50%      1,728     7.375606         12,745        0.00%      -34.49%
           2000 .............................     0.50%      4,740    15.854894         75,152        0.00%      -19.34%

        Credit Suisse Trust - International Focus Portfolio
           2002 .............................     0.50%      2,769     8.184926         22,664        0.00%      -20.30%
           1998 .............................     0.50%      1,777    11.754581         20,888        0.52%        4.73%

        Credit Suisse Trust - Small Cap Growth Portfolio
           2002 .............................     0.50%      6,039    11.748025         70,946        0.00%      -34.02%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                Contract                                          Investment
                                                Expense                Unit         Contract        Income       Total
                                                 Rate*      Units   Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ------   ----------   --------------   ----------   ---------
        Dreyfus GVIT Mid Cap Index Fund - Class I
           2002 .............................     0.50%     7,249   $ 8.674888     $   62,884        0.42%      -15.73%

        Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2002 .............................     0.50%     4,866     7.649570         37,223        0.27%      -23.50% 5/1/02

        Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
           2002 .............................     0.50%       876    17.600806         15,418        0.21%      -29.30%
           1999 .............................     0.50%     1,699    36.209915         61,521        0.02%       29.43%

        Dreyfus Stock Index Fund
           2002 .............................     0.50%    26,741    20.453144        546,938        1.31%      -22.75%
           2001 .............................     0.50%     1,122    26.476528         29,707        1.06%      -12.62%
           2000 .............................     0.50%     6,384    30.300792        193,440        0.96%       -9.73%
           1999 .............................     0.50%    16,208    33.296352        539,667        1.11%       20.00%
           1998 .............................     0.50%    14,798    27.871347        412,440        1.37%       27.46%

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2002 .............................     0.50%     7,627    10.834553         82,635        1.14%      -17.13%
           1999 .............................     0.50%       868    14.538186         12,619        0.70%       10.90%
           1998 .............................     0.50%       876    13.168334         11,535        0.97%       28.99%

        Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
           2002 .............................     0.50%    25,078    37.500399        940,435        1.77%      -17.36%
           2001 .............................     0.50%     3,200    45.378727        145,212        1.70%       -5.43%
           2000 .............................     0.50%     5,076    47.985530        243,575        1.65%        7.88%
           1999 .............................     0.50%     5,082    44.120448        224,220        1.45%        5.80%
           1998 .............................     0.50%     6,566    41.890019        275,050        1.30%       10.97%

        Fidelity(R) VIP - Growth Portfolio: Initial Class
           2002 .............................     0.50%    39,628    40.250246      1,595,037        0.25%      -30.45%
           2001 .............................     0.50%     3,370    57.875878        195,042        0.08%      -18.06%
           2000 .............................     0.50%     4,686    70.634432        330,993        0.12%      -11.42%
           1999 .............................     0.50%     3,009    79.099308        238,010        0.15%       36.75%
           1998 .............................     0.50%     4,551    58.102055        264,422        0.41%       38.67%

        Fidelity(R) VIP - High Income Portfolio: Initial Class
           2002 .............................     0.50%     2,722    20.375870         55,463        9.29%        2.93%
           2001 .............................     0.50%     1,784    19.796324         35,317       13.67%      -12.17%
           2000 .............................     0.50%     1,862    22.540543         41,970        7.66%      -22.86%
           1999 .............................     0.50%     2,115    28.983767         61,301        9.63%        7.62%
           1998 .............................     0.50%     3,510    27.054068         94,960        7.35%       -4.89%

        Fidelity(R) VIP - Overseas Portfolio: Initial Class
           2002 .............................     0.50%    16,114    17.300971        278,788        0.83%      -20.68%
           2001 .............................     0.50%     2,274    21.810922         49,598        5.37%      -21.56%
           2000 .............................     0.50%     2,500    27.806776         69,517        1.56%      -19.51%
           1999 .............................     0.50%     4,084    34.268141        139,951        1.25%       41.92%
           1998 .............................     0.50%     4,966    24.255551        120,453        1.80%       12.09%

                                                Contract                                          Investment
                                                Expense                Unit         Contract        Income       Total
                                                 Rate*      Units   Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ------   ----------   --------------   ----------   ---------
        Fidelity(R) VIP II - Asset Manager: Growth Portfolio: Service Class
           2002 .............................     0.50%     7,255   $25.693764      $186,408         3.98%       -9.18%
           2001 .............................     0.50%     1,169    28.291882        33,073         4.21%       -4.57%
           2000 .............................     0.50%     1,178    29.647039        34,924         3.30%       -4.41%
           1999 .............................     0.50%     1,185    30.762893        36,454         3.18%       10.54%
           1998 .............................     0.50%     1,193    27.955691        33,351         2.96%       14.38%

        Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
           2002 .............................     0.50%    11,284    19.157346       216,171         0.85%       -9.80%
           1999 .............................     0.50%       677    25.968332        17,581         0.43%       23.63%
           1998 .............................     0.50%       684    21.098746        14,432         0.53%       29.22%

        Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class
           2002 .............................     0.50%     3,061     7.690844        23,542         1.07%      -22.23%
           2001 .............................     0.50%     1,210     9.889817        11,967         0.38%      -14.85%
           2000 .............................     0.50%     1,231    11.614608        14,298         1.30%      -17.48%
           1999 .............................     0.50%     1,477    13.960952        20,620         0.94%        3.75%

        Gartmore GVIT Global Technology and Communications Fund - Class I
           2002 .............................     0.50%     2,129     1.950112         4,152         0.59%      -43.07%

        Gartmore GVIT Government Bond Fund - Class I
           2002 .............................     0.50%    10,251    29.923916       306,750         4.42%       10.43%
           2001 .............................     0.50%     1,291    27.097613        34,983         5.12%        6.72%
           2000 .............................     0.50%     1,707    25.392104        43,344         5.25%       11.98%
           1999 .............................     0.50%     1,747    22.492327        39,294         5.74%       -2.83%
           1998 .............................     0.50%     1,481    23.252862        34,437         5.51%        8.27%

        Gartmore GVIT Growth Fund - Class I
           2002 .............................     0.50%    10,305    12.105122       124,743         0.00%      -29.08%
           1999 .............................     0.50%     1,979    32.388538        64,097         0.66%        3.76%
           1998 .............................     0.50%     2,354    31.356408        73,813         0.78%       29.20%

        Gartmore GVIT Money Market Fund - Class I
           2002 .............................     0.50%    12,207    18.546928       226,402         1.26%        0.71%
           2001 .............................     0.50%     7,295    18.417013       134,352         3.57%        3.08%
           2000 .............................     0.50%    12,856    17.866283       229,689         5.53%        5.50%
           1999 .............................     0.50%    16,350    16.794246       274,586         5.04%        4.32%
           1998 .............................     0.50%     9,477    16.171326       153,256         5.48%        4.67%

        Gartmore GVIT Small Cap Value Fund - Class I
           2002 .............................     0.50%     4,939    11.163801        55,138         0.01%      -27.53%
           2001 .............................     0.50%    16,203    15.403979       249,591         0.03%       27.63%
           2000 .............................     0.50%     5,781    12.068870        69,770         0.00%       10.65%
           1999 .............................     0.50%     2,201    10.825871        23,828         0.00%       27.20%

        Gartmore GVIT Small Company Fund - Class I
           2002 .............................     0.50%    13,072    19.224829       251,307         0.00%      -17.74%
           2001 .............................     0.50%       749    23.371178        17,505         0.10%       -7.17%
           2000 .............................     0.50%       762    25.176901        19,185         0.03%        8.36%
           1999 .............................     0.50%       913    23.047417        21,042         0.00%       43.30%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                Contract                                          Investment
                                                Expense                Unit         Contract        Income       Total
                                                  Rate*     Units   Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ------   ----------   --------------   ----------   ---------
        Gartmore GVIT Total Return Fund - Class I
           2002 .............................     0.50%     3,981   $30.065207      $119,690         0.85%       -17.77%
           2001 .............................     0.50%     1,162    36.560512        42,483         0.74%       -12.26%
           2000 .............................     0.50%     1,319    41.669957        54,963         0.63%        -2.61%
           1999 .............................     0.50%     4,738    42.439374       201,078         0.65%         6.41%
           1998 .............................     0.50%     4,462    40.062865       178,761         1.06%        17.38%

        Janus AS - Capital Appreciation Portfolio - Service Shares
           2002 .............................     0.50%    12,685     5.144661        65,260         0.30%       -16.35%

        Janus AS - Global Technology Portfolio - Service Shares
           2002 .............................     0.50%     3,149     2.476639         7,799         0.00%       -41.23%

        Janus AS - International Growth Portfolio - Service Shares
           2002 .............................     0.50%    12,584     4.460490        56,131         0.67%       -26.13%

        MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I
           2002 .............................     0.50%       360    11.565028         4,163         4.53%         6.67%
           2000 .............................     0.50%       259    10.458203         2,709         8.52%         4.58% 5/1/00

        Neuberger Berman AMT - Growth Portfolio
           2002 .............................     0.50%     5,671    22.757505       129,058         0.00%       -31.51%
           2001 .............................     0.50%     3,126    33.226236       103,865         0.00%       -30.71%
           2000 .............................     0.50%     3,192    47.952407       153,064         0.00%       -12.09%
           1999 .............................     0.50%     3,041    54.109841       164,548         0.00%        49.65%
           1998 .............................     0.50%     4,910    36.321304       178,338         0.00%        14.85%

        Neuberger Berman AMT - Guardian Portfolio
           2002 .............................     0.50%       870     7.702769         6,701         0.80%       -26.82%
           1999 .............................     0.50%       561    10.593122         5,943         0.29%        14.36%

        Neuberger Berman AMT - Limited Maturity Bond Portfolio
           2002 .............................     0.50%     4,156    21.947749        91,215         4.91%         4.81%
           2001 .............................     0.50%     2,817    20.939856        58,988         5.78%         8.24%
           2000 .............................     0.50%     6,082    19.346478       117,665         7.15%         6.25%
           1999 .............................     0.50%     5,986    18.060558       108,111         5.69%         0.97%
           1998 .............................     0.50%     5,842    17.967444       104,966         6.83%         3.78%

        Neuberger Berman AMT - Partners Portfolio
           2002 .............................     0.50%     7,065    18.314930       129,395         0.53%       -24.52%
           2000 .............................     0.50%        72    25.096849         1,807         0.69%         0.20%

        Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2002 .............................     0.50%     2,385     3.831748         9,139         0.65%       -28.15%

        Oppenheimer Bond Fund/VA - Initial Class
           2002 .............................     0.50%       379    23.529109         8,918         7.25%         8.54%
           2001 .............................     0.50%        47    21.678723         1,019         7.04%         7.25%
           2000 .............................     0.50%        51    20.213946         1,031         7.66%         5.57%

        Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2002 .............................     0.50%     9,164    11.405697       104,522         0.64%       -27.22%
           2001 .............................     0.50%     8,487    15.672302       133,011         0.64%       -13.02%
           2000 .............................     0.50%     6,917    18.017261       124,625         0.12%        -0.73%

                                                Contract                                          Investment
                                                Expense                Unit         Contract        Income       Total
                                                  Rate*     Units   Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ------   ----------   --------------   ----------   ---------
        Oppenheimer Global Securities Fund/VA - Initial Class
           2002 .............................     0.50%     4,420   $20.644823      $ 91,250         0.56%       -22.52%
           2000 .............................     0.50%     2,118    30.445645        64,484         0.27%         4.57%

        Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
           2002 .............................     0.50%     3,493     6.518000        22,767         0.65%       -19.20%

        Oppenheimer Multiple Strategies Fund/VA - Initial Class
           2002 .............................     0.50%     9,549    25.070852       239,402         3.60%       -10.85%

        Strong Opportunity Fund II, Inc.
           2002 .............................     0.50%    10,474    29.855056       312,702         0.38%       -27.18%
           2001 .............................     0.50%     3,831    41.000669       157,074         0.59%        -4.19%
           2000 .............................     0.50%       447    42.694690        19,085         0.00%         6.07%
           1999 .............................     0.50%       450    40.018322        18,008         0.00%        34.23%
           1998 .............................     0.50%       452    29.946506        13,536         0.25%        12.88%

        Strong VIF - Strong Discovery Fund II
           2002 .............................     0.50%     2,071    19.001713        39,353         0.00%       -12.45%

        Strong VIF - Strong International Stock Fund II
           2002 .............................     0.50%       392     5.758212         2,257         4.04%       -26.91%

        Van Eck WIT - Worldwide Bond Fund
           2002 .............................     0.50%     4,159    17.737696        73,771         0.00%        21.05%
           2001 .............................     0.50%     1,086    14.653212        15,913         4.39%        -5.57%
           2000 .............................     0.50%     1,105    15.517699        17,147         4.90%         1.36%
           1999 .............................     0.50%     1,325    15.185599        20,121         4.31%        -8.28%
           1998 .............................     0.50%       264    16.631673         4,391         0.79%        12.09%

        Van Eck WIT - Worldwide Emerging Markets Fund
           2002 .............................     0.50%    32,774     6.287778       206,076         0.20%        -3.39%
           2000 .............................     0.50%       407     6.661531         2,711         0.00%       -42.15%
           1999 .............................     0.50%     6,267    11.423096        71,589         0.00%        99.29%

        Van Eck WIT - Worldwide Hard Assets Fund
           2002 .............................     0.50%     7,750    11.537923        89,419         0.68%        -3.32%
           2001 .............................     0.50%         4    11.933986            48         1.21%       -10.89%
           2000 .............................     0.50%         5    13.393001            67         1.12%        10.85%
           1999 .............................     0.50%        10    11.984540           120         1.47%        20.40%
           1998 .............................     0.50%     5,479     9.998900        54,784         0.69%       -31.37%

        Van Kampen UIF - Emerging Markets Debt Portfolio
           2002 .............................     0.50%     2,372    11.884934        28,191         6.91%         8.68%
           2001 .............................     0.50%     1,244    10.935992        13,604         9.40%         9.55%
           2000 .............................     0.50%     1,265     9.982829        12,628        12.32%        10.83%
           1999 .............................     0.50%     1,518     8.934183        13,562        16.19%        28.73%

        Van Kampen UIF - U.S. Real Estate Portfolio
           2002 .............................     0.50%    10,521    20.976263       220,691         3.29%        -1.28%
           2000 .............................     0.50%     3,074    19.442286        59,766         8.22%        27.42%
           1998 .............................     0.50%     4,103    15.812545        64,879         0.17%       -12.14%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                Contract                                           Investment
                                                 Expense                Unit         Contract        Income       Total
                                                  Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   -------   ----------   --------------   ----------   ---------
      Multiple Payment contracts and Flexible Premium contracts:

        American Century VP Balanced Fund - Class I
           2002 .............................     0.80%    196,895   $17.490037     $ 3,443,701       2.63%      -10.28%
           2001 .............................     0.80%    201,384    19.493759       3,925,731       2.81%       -4.31%
           2000 .............................     0.80%    204,099    20.372425       4,157,992       2.45%       -3.42%
           1999 .............................     0.80%    222,611    21.094348       4,695,834       1.78%        9.18%
           1998 .............................     0.80%    215,629    19.320541       4,166,069       1.59%       14.85%

        American Century VP Capital Appreciation Fund - Class I
           2002 .............................     0.80%    657,612    14.060797       9,246,549       0.00%      -21.83%
           2001 .............................     0.80%    735,263    17.987270      13,225,374       0.00%      -28.64%
           2000 .............................     0.80%    819,897    25.207415      20,667,484       0.00%        8.17%
           1999 .............................     0.80%    643,372    23.303640      14,992,909       0.00%       63.21%
           1998 .............................     0.80%    649,478    14.277913       9,273,190       0.00%       -2.94%

        American Century VP Income & Growth Fund - Class I
           2002 .............................     0.80%    289,017     8.200926       2,370,207       1.10%      -20.01%
           2001 .............................     0.80%    322,604    10.252927       3,307,635       0.81%       -9.09%
           2000 .............................     0.80%    303,622    11.277817       3,424,193       0.55%      -11.32%
           1999 .............................     0.80%    235,223    12.717991       2,991,564       0.02%       17.08%
           1998 .............................     0.80%     73,815    10.862660         801,827       0.94%        8.63% 5/1/98

        American Century VP International Fund - Class I
           2002 .............................     0.80%    679,193    12.287143       8,345,342       0.79%      -21.01%
           2001 .............................     0.80%    733,730    15.554724      11,412,968       0.09%      -29.74%
           2000 .............................     0.80%    754,646    22.139513      16,707,495       0.14%      -17.49%
           1999 .............................     0.80%    649,836    26.831062      17,435,790       0.00%       62.74%
           1998 .............................     0.80%    568,779    16.487231       9,377,591       0.48%       17.81%

        American Century VP Ultra Fund - Class I
           2002 .............................     0.80%      7,959     7.995504          63,636       0.46%      -20.04% 5/1/02

        American Century VP Value Fund - Class I
           2002 .............................     0.80%    522,332    14.754246       7,706,615       0.90%      -13.32%
           2001 .............................     0.80%    499,070    17.020923       8,494,632       0.95%       11.92%
           2000 .............................     0.80%    323,587    15.208380       4,921,234       0.73%       17.21%
           1999 .............................     0.80%    156,791    12.975752       2,034,481       0.93%       -1.64%
           1998 .............................     0.80%    140,522    13.192098       1,853,780       0.64%        3.98%

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2002 .............................     0.80%    156,158     7.283277       1,137,342       0.00%      -34.68%
           2001 .............................     0.80%    135,156    11.150533       1,507,061       0.00%      -29.21%
           2000 .............................     0.80%    139,959    15.751152       2,204,515       0.00%      -19.58%
           1999 .............................     0.80%    123,907    19.586645       2,426,922       0.00%       62.20%
           1998 .............................     0.80%     64,081    12.075838         773,832       0.00%        5.66%

        Credit Suisse Trust - International Focus Portfolio
           2002 .............................     0.80%    469,749     8.100409       3,805,159       0.00%      -20.54%
           2001 .............................     0.80%    503,048    10.194751       5,128,449       0.00%      -22.90%
           2000 .............................     0.80%    525,361    13.222451       6,946,560       0.45%      -26.48%
           1999 .............................     0.80%    555,966    17.985801       9,999,494       0.93%       52.21%
           1998 .............................     0.80%    579,078    11.816371       6,842,600       0.52%        4.51%

                                                Contract                                             Investment
                                                 Expense                  Unit         Contract        Income       Total
                                                  Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
      Credit Suisse Trust - Small Cap Growth Portfolio
           2002 .............................     0.80%      739,837   $11.626571     $ 8,601,767       0.00%       -34.22%
           2001 .............................     0.80%      816,970    17.675000      14,439,945       0.00%       -16.68%
           2000 .............................     0.80%      942,509    21.214019      19,994,404       0.00%       -18.76%
           1999 .............................     0.80%      754,487    26.113570      19,702,349       0.00%        67.73%
           1998 .............................     0.80%      731,702    15.568525      11,391,521       0.00%        -3.63%

        Dreyfus GVIT Mid Cap Index Fund - Class I
           2002 .............................     0.80%      332,165     8.605706       2,858,514       0.42%       -15.98%
           2001 .............................     0.80%      246,977    10.242303       2,529,613       0.54%        -2.10%
           2000 .............................     0.80%      145,426    10.461575       1,521,385       0.56%         4.62% 5/1/00

        Dreyfus IP - European Equity Portfolio
           2001 .............................     0.80%        9,248     6.633319          61,345       0.84%       -28.71%
           2000 .............................     0.80%        3,721     9.304097          34,621       0.42%        -6.96% 5/1/00

        Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2002 .............................     0.80%        5,194     7.634206          39,652       0.27%       -23.66% 5/1/02

        Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
           2002 .............................     0.80%      432,657    17.464486       7,556,132       0.21%       -29.51%
           2001 .............................     0.80%      479,262    24.776659      11,874,511       0.06%       -23.20%
           2000 .............................     0.80%      508,803    32.259560      16,413,761       0.81%       -11.74%
           1999 .............................     0.80%      450,901    36.549891      16,480,382       0.02%        29.04%
           1998 .............................     0.80%      359,871    28.323603      10,192,843       0.19%        28.35%

        Dreyfus Stock Index Fund
           2002 .............................     0.80%    2,526,349    20.295193      51,272,741       1.31%       -22.98%
           2001 .............................     0.80%    2,735,378    26.351146      72,080,345       1.06%       -12.88%
           2000 .............................     0.80%    2,613,545    30.248565      79,055,986       0.96%       -10.00%
           1999 .............................     0.80%    2,592,791    33.609618      87,142,715       1.11%        19.64%
           1998 .............................     0.80%    2,166,290    28.091438      60,854,201       1.37%        27.19%

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2002 .............................     0.80%      376,103    10.690124       4,020,588       1.14%       -17.38%
           2001 .............................     0.80%      358,763    12.938645       4,641,907       0.84%       -10.04%
           2000 .............................     0.80%      365,003    14.382034       5,249,486       0.63%        -1.44%
           1999 .............................     0.80%      404,377    14.591996       5,900,668       0.70%        10.57%
           1998 .............................     0.80%      257,361    13.197284       3,396,466       0.97%        29.18%

        Dreyfus VIF - Growth and Income Portfolio - Initial Shares
           2002 .............................     0.80%      152,335     9.781078       1,490,001       0.60%       -25.92%
           2001 .............................     0.80%      162,195    13.204070       2,141,634       0.50%        -6.60%
           2000 .............................     0.80%      152,925    14.137245       2,161,938       0.61%        -4.54%
           1999 .............................     0.80%      138,815    14.810164       2,055,873       0.65%        15.95%
           1998 .............................     0.80%      125,274    12.772496       1,600,062       1.05%        10.92%

        Federated Quality Bond Fund II - Primary Shares
           2002 .............................     0.80%      101,228    10.725195       1,085,690       0.00%         7.25% 5/1/02

        Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
           2002 .............................     0.80%    1,471,599    31.238892      45,971,122       1.77%       -17.61%
           2001 .............................     0.80%    1,558,719    37.915521      59,099,643       1.70%        -5.72%
           2000 .............................     0.80%    1,556,185    40.214814      62,581,690       1.65%         7.56%
           1999 .............................     0.80%    1,750,754    37.388084      65,457,338       1.45%         5.48%
           1998 .............................     0.80%    1,726,955    35.444796      61,211,568       1.30%        10.74%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                Contract                                             Investment
                                                Expense                   Unit        Contract         Income       Total
                                                  Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
        Fidelity(R) VIP - Growth Portfolio: Initial Class
           2002..............................     0.80%    2,235,794   $27.961807    $ 62,516,840       0.25%      -30.66%
           2001..............................     0.80%    2,474,278    40.327380      99,781,149       0.08%      -18.31%
           2000..............................     0.80%    2,621,312    49.366480     129,404,946       0.12%      -11.69%
           1999..............................     0.80%    2,613,902    55.899014     146,114,544       0.15%       36.34%
           1998..............................     0.80%    2,346,630    40.998916      96,209,286       0.41%       38.38%

        Fidelity(R) VIP - High Income Portfolio: Initial Class
           2002..............................     0.80%      765,595    19.377316      14,835,176       9.29%        2.62%
           2001..............................     0.80%      653,854    18.882734      12,346,551      13.67%      -12.44%
           2000..............................     0.80%      619,065    21.565326      13,350,339       7.66%      -23.09%
           1999..............................     0.80%      672,537    28.039263      18,857,442       9.63%        7.29%
           1998..............................     0.80%      737,225    26.133234      19,266,073       7.35%       -5.09%

        Fidelity(R) VIP - Overseas Portfolio: Initial Class
           2002..............................     0.80%      722,432    13.320811       9,623,380       0.83%      -20.92%
           2001..............................     0.80%      814,381    16.843777      13,717,252       5.37%      -21.80%
           2000..............................     0.80%      866,875    21.539183      18,671,779       1.56%      -19.75%
           1999..............................     0.80%      863,446    26.840170      23,175,037       1.25%       41.49%
           1998..............................     0.80%      871,214    18.969496      16,526,490       1.80%       11.85%

        Fidelity(R) VIP II - Asset Manager: Growth Portfolio: Service Class
           2002..............................     0.80%      753,208    22.459775      16,916,882       3.98%       -9.46%
           2001..............................     0.80%      808,651    24.805237      20,058,780       4.21%       -4.86%
           2000..............................     0.80%      851,071    26.071970      22,189,098       3.30%       -4.69%
           1999..............................     0.80%      917,098    27.355020      25,087,234       3.18%       10.21%
           1998..............................     0.80%      961,754    24.821550      23,872,225       2.96%       14.13%

        Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
           2002..............................     0.80%    1,875,068    18.959642      35,550,618       0.85%      -10.07%
           2001..............................     0.80%    2,013,717    21.083066      42,455,328       0.78%      -12.95%
           2000..............................     0.80%    2,107,468    24.218904      51,040,565       0.36%       -7.36%
           1999..............................     0.80%    2,151,780    26.143948      56,256,024       0.43%       23.26%
           1998..............................     0.80%    1,826,890    21.209617      38,747,637       0.53%       28.94%

        Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class
           2002..............................     0.80%      328,074     7.588268       2,489,513       1.07%      -22.47%
           2001..............................     0.80%      341,765     9.787292       3,344,954       0.38%      -15.11%
           2000..............................     0.80%      358,453    11.528985       4,132,599       1.30%      -17.72%
           1999..............................     0.80%      385,372    14.012663       5,400,088       0.94%        3.44%
           1998..............................     0.80%      315,036    13.546531       4,267,645       0.58%       23.62%

        Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
           2002..............................     0.80%       10,466     7.469351          78,174       0.00%      -25.31% 5/1/02

        Gartmore GVIT Emerging Markets Fund - Class I
           2002..............................     0.80%       29,904     6.877883         205,676       0.17%      -15.91%
           2001..............................     0.80%       23,612     8.178748         193,117       0.52%       -5.94%
           2000..............................     0.80%        1,063     8.695491           9,243       0.00%      -13.05% 10/2/00

        Gartmore GVIT Global Financial Services Fund - Class I
           2002..............................     0.80%        3,345     8.617613          28,826       0.08%      -13.82% 5/1/02

        Gartmore GVIT Global Health Sciences Fund - Class I
           2002..............................     0.80%        3,831     8.295539          31,780       0.00%      -17.04% 5/1/02

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                  Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
        Gartmore GVIT Global Technology and Communications Fund - Class I
           2002..............................     0.80%      113,725   $ 1.936951     $   220,280       0.59%      -43.24%
           2001..............................     0.80%       86,686     3.412440         295,811       0.00%      -43.18%
           2000..............................     0.80%       46,652     6.005978         280,191       0.00%      -39.94% 10/2/00

        Gartmore GVIT Global Utilities Fund - Class I
           2002..............................     0.80%        1,341     8.637451          11,583       0.54%      -13.63% 5/1/02

        Gartmore GVIT Government Bond Fund - Class I
           2002..............................     0.80%      575,815    22.908666      13,191,154       4.42%       10.10%
           2001..............................     0.80%      492,674    20.807253      10,251,193       5.12%        6.40%
           2000..............................     0.80%      359,189    19.556523       7,024,488       5.25%       11.65%
           1999..............................     0.80%      402,906    17.516435       7,057,477       5.74%       -3.13%
           1998..............................     0.80%      414,068    18.081576       7,487,002       5.51%        8.04%

        Gartmore GVIT Growth Fund - Class I
           2002..............................     0.80%      969,929    12.036520      11,674,570       0.00%      -29.29%
           2001..............................     0.80%      950,129    17.022307      16,173,388       0.00%      -28.71%
           2000..............................     0.80%      952,662    23.877962      22,747,627       0.18%      -27.12%
           1999..............................     0.80%    1,104,444    32.761545      36,183,292       0.66%        3.45%
           1998..............................     0.80%    1,058,148    31.669989      33,511,536       0.78%       28.93%

        Gartmore GVIT ID Aggressive Fund
           2002..............................     0.80%       17,710     8.269753         146,457       1.83%      -17.30% 1/25/02

        Gartmore GVIT ID Conservative Fund
           2002..............................     0.80%       21,249     9.975795         211,976       2.80%       -0.24% 1/25/02

        Gartmore GVIT ID Moderate Fund
           2002..............................     0.80%       44,700     9.072331         405,533       1.72%       -9.28% 1/25/02

        Gartmore GVIT ID Moderately Aggressive Fund
           2002..............................     0.80%       94,483     8.623105         814,737       1.55%      -13.77% 1/25/02

        Gartmore GVIT ID Moderately Conservative Fund
           2002..............................     0.80%       18,773     9.570814         179,673       2.35%       -4.29% 1/25/02

        Gartmore GVIT International Growth Fund - Class I
           2002..............................     0.80%        7,532     4.919535          37,054       0.00%      -24.71%
           2001..............................     0.80%        8,456     6.534130          55,253       0.09%      -29.22%
           2000..............................     0.80%          453     9.231934           4,182       0.00%       -7.68% 10/2/00

        Gartmore GVIT Money Market Fund - Class I
           2002..............................     0.80%    1,963,625    15.035122      29,523,341       1.26%        0.40%
           2001..............................     0.80%    1,991,692    14.974957      29,825,502       3.57%        2.77%
           2000..............................     0.80%    2,268,467    14.571330      33,054,581       5.53%        5.18%
           1999..............................     0.80%    2,312,418    13.853330      32,034,690       5.04%        4.01%
           1998..............................     0.80%    1,953,963    13.319323      26,025,464       5.48%        4.43%

        Gartmore GVIT Nationwide(R) Leaders Fund - Class I
           2002..............................     0.80%       12,664     8.407288         106,470       1.18%      -15.93% 5/1/02

        Gartmore GVIT Small Cap Growth Fund - Class I
           2002..............................     0.80%      202,182     4.727311         955,777       0.00%      -33.82%
           2001..............................     0.80%      146,635     7.143137       1,047,434       0.00%      -11.55%
           2000..............................     0.80%       85,563     8.076240         691,027       0.00%      -19.24% 5/1/00

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                  Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
        Gartmore GVIT Small Cap Value Fund - Class I
           2002 .............................     0.80%      581,061   $11.008455    $ 6,396,584        0.01%      -27.74%
           2001 .............................     0.80%      679,631    15.235359     10,354,422        0.03%       27.25%
           2000 .............................     0.80%      275,697    11.972833      3,300,874        0.00%       10.32%
           1999 .............................     0.80%      165,130    10.852975      1,792,152        0.00%       26.82%
           1998 .............................     0.80%       50,840     8.557853        435,081        0.00%      -14.42% 5/1/98

        Gartmore GVIT Small Company Fund - Class I
           2002 .............................     0.80%      877,427    19.017572     16,686,531        0.00%      -17.99%
           2001 .............................     0.80%      928,089    23.188796     21,521,266        0.10%       -7.45%
           2000 .............................     0.80%      998,068    25.056031     25,007,623        0.03%        8.03%
           1999 .............................     0.80%      907,754    23.192622     21,053,195        0.00%       42.87%
           1998 .............................     0.80%      879,309    16.233001     14,273,824        0.00%        0.02%

        Gartmore GVIT Total Return Fund - Class I
           2002 .............................     0.80%    2,203,258    24.433418     53,833,124        0.85%      -18.01%
           2001 .............................     0.80%    2,295,929    29.801440     68,421,990        0.74%      -12.53%
           2000 .............................     0.80%    2,359,054    34.069071     80,370,778        0.63%       -2.90%
           1999 .............................     0.80%    2,622,351    35.085217     92,005,754        0.65%        6.09%
           1998 .............................     0.80%    2,650,483    33.070880     87,653,805        1.06%       17.13%

        Gartmore GVIT U.S. Growth Leaders Fund - Class I
           2002 .............................     0.80%        3,205     8.182356         26,224        0.00%      -18.18% 5/1/02

        Janus AS - Capital Appreciation Portfolio - Service Shares
           2002 .............................     0.80%      358,288     5.103609      1,828,562        0.30%      -16.60%
           2001 .............................     0.80%      350,620     6.119334      2,145,561        0.91%      -22.46%
           2000 .............................     0.80%      297,781     7.891490      2,349,936        1.33%      -21.09% 5/1/00

        Janus AS - Global Technology Portfolio - Service Shares
           2002 .............................     0.80%      276,903     2.456849        680,309        0.00%      -41.40%
           2001 .............................     0.80%      346,031     4.192814      1,450,844        0.56%      -37.82%
           2000 .............................     0.80%      259,751     6.742955      1,751,489        1.21%      -32.57% 5/1/00

        Janus AS - International Growth Portfolio - Service Shares
           2002 .............................     0.80%      219,129     4.424879        969,619        0.67%      -26.35%
           2001 .............................     0.80%      227,552     6.008001      1,367,133        0.70%      -24.04%
           2000 .............................     0.80%      174,672     7.909816      1,381,623        6.25%      -20.90% 5/1/00

        MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I
           2002 .............................     0.80%       94,053    11.472904      1,079,061        4.53%        6.35%
           2001 .............................     0.80%       55,247    10.787560        595,980        8.29%        3.35%
           2000 .............................     0.80%        3,000    10.437484         31,312        8.52%        4.37% 5/1/00

        Neuberger Berman AMT - Balanced Portfolio
           2002 .............................     0.80%        2,497    18.438130         46,040        4.01%      -17.81%
           2001 .............................     0.80%          636    22.433930         14,268        0.00%       -3.34% 6/15/01

        Neuberger Berman AMT - Growth Portfolio
           2002 .............................     0.80%      698,803    15.635481     10,926,121        0.00%      -31.71%
           2001 .............................     0.80%      800,152    22.896752     18,320,882        0.00%      -30.92%
           2000 .............................     0.80%      793,907    33.145055     26,314,091        0.00%      -12.36%
           1999 .............................     0.80%      660,524    37.818375     24,979,944        0.00%       49.20%
           1998 .............................     0.80%      767,489    25.347646     19,454,039        0.00%       14.61%

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                  Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
        Neuberger Berman AMT - Guardian Portfolio
           2002 .............................     0.80%      161,292   $ 7.595581    $ 1,225,106        0.80%       -27.04%
           2001 .............................     0.80%      196,852    10.409898      2,049,209        0.47%        -2.30%
           2000 .............................     0.80%      149,159    10.654639      1,589,235        0.59%         0.33%
           1999 .............................     0.80%      181,217    10.619652      1,924,461        0.29%        14.02%
           1998 .............................     0.80%       71,761     9.314041        668,385        0.00%        -6.86% 5/1/98

        Neuberger Berman AMT - Limited Maturity Bond Portfolio
           2002 .............................     0.80%      225,668    17.871272      4,032,974        4.91%         4.50%
           2001 .............................     0.80%      178,198    17.101800      3,047,507        5.78%         7.91%
           2000 .............................     0.80%      141,846    15.848178      2,248,001        7.15%         5.94%
           1999 .............................     0.80%      203,409    14.959827      3,042,963        5.69%         0.67%
           1998 .............................     0.80%      195,748    14.860392      2,908,892        6.83%         3.56%

        Neuberger Berman AMT - Partners Portfolio
           2002 .............................     0.80%      728,943    18.150798     13,230,897        0.53%       -24.75%
           2001 .............................     0.80%      777,174    24.119941     18,745,391        0.38%        -3.61%
           2000 .............................     0.80%      781,588    25.022294     19,557,125        0.69%        -0.01%
           1999 .............................     0.80%    1,008,241    25.046437     25,252,845        1.08%         6.51%
           1998 .............................     0.80%    1,151,452    23.514569     27,075,898        0.35%         3.38%

        Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2002 .............................     0.80%      279,004     3.801151      1,060,536        0.65%       -28.37%
           2001 .............................     0.80%      298,688     5.306432      1,584,968        0.87%       -31.82%
           2000 .............................     0.80%      313,898     7.782869      2,443,027        0.00%       -22.17% 5/1/00

        Oppenheimer Bond Fund/VA - Initial Class
           2002 .............................     0.80%      492,395    21.538984     10,605,688        7.25%         8.21%
           2001 .............................     0.80%      499,632    19.904727      9,945,039        7.04%         6.92%
           2000 .............................     0.80%      480,377    18.615856      8,942,629        7.66%         5.26%
           1999 .............................     0.80%      520,266    17.686402      9,201,634        4.68%        -2.30%
           1998 .............................     0.80%      532,098    18.103341      9,632,752        1.67%         5.95%

        Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2002 .............................     0.80%      847,094    11.253616      9,532,871        0.64%       -27.44%
           2001 .............................     0.80%      859,711    15.509895     13,334,027        0.64%       -13.28%
           2000 .............................     0.80%      796,536    17.884539     14,245,679        0.12%        -1.02%
           1999 .............................     0.80%      535,283    18.069110      9,672,087        0.17%        40.53%
           1998 .............................     0.80%      342,717    12.857977      4,406,647        0.28%        23.01%

        Oppenheimer Global Securities Fund/VA - Initial Class
           2002 .............................     0.80%    1,001,953    20.485514     20,525,522        0.56%       -22.76%
           2001 .............................     0.80%    1,078,042    26.520512     28,590,226        0.69%       -12.74%
           2000 .............................     0.80%    1,096,887    30.393395     33,338,120        0.27%         4.26%
           1999 .............................     0.80%    1,018,848    29.152831     29,702,304        0.92%        57.22%
           1998 .............................     0.80%      980,014    18.542353     18,171,766        2.07%        13.20%

        Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
           2002 .............................     0.80%      111,681     6.466008        722,130        0.65%       -19.44%
           2001 .............................     0.80%       73,856     8.026816        592,829        0.41%       -10.88%
           2000 .............................     0.80%       33,482     9.006749        301,564        0.00%        -9.93% 5/1/00

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                Contract                                           Investment
                                                 Expense                Unit         Contract        Income       Total
                                                  Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   -------   ----------   --------------   ----------   ---------
        Oppenheimer Multiple Strategies Fund/VA - Initial Class
           2002 .............................     0.80%    393,230   $23.955594     $ 9,420,058       3.60%       -11.12%
           2001 .............................     0.80%    394,571    26.951432      10,634,253       3.96%         1.40%
           2000 .............................     0.80%    412,843    26.579650      10,973,222       4.57%         5.59%
           1999 .............................     0.80%    437,927    25.171538      11,023,296       3.30%        10.91%
           1998 .............................     0.80%    460,679    22.696024      10,455,582       0.88%         5.80%

        Strong GVIT Mid Cap Growth Fund - Class I
           2002 .............................     0.80%    250,537     3.502288         877,453       0.00%       -37.52%
           2001 .............................     0.80%    146,210     5.605279         819,548       0.00%       -30.87%
           2000 .............................     0.80%     76,685     8.108035         621,765       0.00%       -18.92% 5/1/00

        Strong Opportunity Fund II, Inc.
           2002 .............................     0.80%    826,619    29.685674      24,538,742       0.38%       -27.40%
           2001 .............................     0.80%    901,762    40.890795      36,873,765       0.59%        -4.48%
           2000 .............................     0.80%    877,807    42.709091      37,490,339       0.00%         5.75%
           1999 .............................     0.80%    898,106    40.478200      36,353,714       0.00%        33.83%
           1998 .............................     0.80%    874,006    30.245312      26,434,584       0.25%        12.64%

        Strong VIF - Strong Discovery Fund II
           2002 .............................     0.80%    264,753    18.893884       5,002,212       0.00%       -12.72%
           2001 .............................     0.80%    269,121    21.646818       5,825,613       0.72%         3.25%
           2000 .............................     0.80%    271,144    20.965624       5,684,703       0.00%         3.57%
           1999 .............................     0.80%    296,260    20.243703       5,997,399       0.00%         4.25%
           1998 .............................     0.80%    360,468    19.418031       6,999,579       0.00%         6.41%

        Strong VIF - Strong International Stock Fund II
           2002 .............................     0.80%    199,430     5.696130       1,135,979       4.04%       -27.13%
           2001 .............................     0.80%    213,256     7.816872       1,666,995       0.00%       -22.76%
           2000 .............................     0.80%    210,636    10.120684       2,131,780       0.00%       -40.00%
           1999 .............................     0.80%    219,407    16.868902       3,701,155       0.17%        85.71%
           1998 .............................     0.80%    149,776     9.083353       1,360,468       1.14%        -5.54%

        Turner GVIT Growth Focus Fund - Class I
           2002 .............................     0.80%     80,828     2.170866         175,467       0.00%       -43.31%
           2001 .............................     0.80%     50,607     3.829622         193,806       0.00%       -39.52%
           2000 .............................     0.80%      7,806     6.332010          49,428       0.00%       -36.68%

        Van Eck WIT - Worldwide Bond Fund
           2002 .............................     0.80%    198,934    16.079714       3,198,802       0.00%        20.69%
           2001 .............................     0.80%    120,008    13.323421       1,598,917       4.39%        -5.86%
           2000 .............................     0.80%    123,195    14.152095       1,743,467       4.90%         1.06%
           1999 .............................     0.80%    143,676    14.003753       2,012,003       4.31%        -8.56%
           1998 .............................     0.80%    154,980    15.314274       2,373,406       0.79%        11.86%

        Van Eck WIT - Worldwide Emerging Markets Fund
           2002 .............................     0.80%    444,801     6.209058       2,761,795       0.20%        -3.68%
           2001 .............................     0.80%    444,368     6.445985       2,864,389       0.00%        -2.60%
           2000 .............................     0.80%    443,771     6.617911       2,936,837       0.00%       -42.33%
           1999 .............................     0.80%    576,742    11.474995       6,618,112       0.00%        98.69%
           1998 .............................     0.80%    253,188     5.775322       1,462,242       0.95%       -34.66%

                                                Contract                                           Investment
                                                 Expense                Unit         Contract        Income       Total
                                                  Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   -------   ----------   --------------   ----------   ---------
        Van Eck WIT - Worldwide Hard Assets Fund
           2002 .............................     0.80%    254,426   $13.874598     $3,530,058         0.68%       -3.61%
           2001 .............................     0.80%    176,699    14.394010      2,543,407         1.21%      -11.16%
           2000 .............................     0.80%    186,255    16.202639      3,017,823         1.12%       10.52%
           1999 .............................     0.80%    206,979    14.660562      3,034,428         1.47%       20.04%
           1998 .............................     0.80%    206,325    12.213208      2,519,890         0.69%      -31.52%

        Van Kampen UIF - Emerging Markets Debt Portfolio
           2002 .............................     0.80%     79,485    11.726545        932,084         6.91%        8.35%
           2001 .............................     0.80%     74,719    10.822665        808,659         9.40%        9.22%
           2000 .............................     0.80%     62,323     9.909218        617,572        12.32%       10.50%
           1999 .............................     0.80%     43,728     8.967304        392,122        16.19%       28.35%
           1998 .............................     0.80%     34,905     6.986851        243,876        12.80%      -28.95%

        Van Kampen UIF - U.S. Real Estate Portfolio
           2002 .............................     0.80%    355,742    20.759770      7,385,122         3.29%       -1.58%
           2001 .............................     0.80%    313,717    21.092541      6,617,089         3.98%        8.96%
           2000 .............................     0.80%    277,285    19.357784      5,367,623         8.22%       27.04%
           1999 .............................     0.80%    246,788    15.237208      3,760,360         6.87%       -4.14%
           1998 .............................     0.80%    287,075    15.895654      4,563,245         0.17%      -12.33%

        Single Premium contracts issued on or after April 16, 1990:

        American Century VP Balanced Fund - Class I
           2002 .............................     1.30%     36,064    16.579698        597,930         2.63%      -10.73%
           2001 .............................     1.30%     27,610    18.571841        512,769         2.81%       -4.79%
           2000 .............................     1.30%     29,587    19.506844        577,149         2.45%       -3.90%
           1999 .............................     1.30%     36,043    20.298769        731,629         1.78%        8.64%
           1998 .............................     1.30%     43,205    18.685028        807,287         1.59%       14.28%

        American Century VP Capital Appreciation Fund - Class I
           2002 .............................     1.30%     83,334    14.389339      1,199,121         0.00%      -22.22%
           2001 .............................     1.30%     93,041    18.500029      1,721,261         0.00%      -29.00%
           2000 .............................     1.30%    156,838    26.057031      4,086,733         0.00%        7.63%
           1999 .............................     1.30%    134,822    24.209204      3,263,933         0.00%       62.40%
           1998 .............................     1.30%    113,249    14.906965      1,688,199         0.00%       -3.42%

        American Century VP Income & Growth Fund - Class I
           2002 .............................     1.30%     18,481     8.011655        148,063         1.10%      -20.41%
           2001 .............................     1.30%     40,468    10.066594        407,375         0.81%       -9.54%
           2000 .............................     1.30%     48,794    11.128733        543,015         0.55%      -11.76%
           1999 .............................     1.30%     53,220    12.612413        671,233         0.02%       16.50%
           1998 .............................     1.30%     18,703    10.826437        202,487         0.94%        8.26% 5/1/98

        American Century VP International Fund - Class I
           2002 .............................     1.30%     67,411    11.780758        794,153         0.79%      -21.40%
           2001 .............................     1.30%    105,515    14.988556      1,581,517         0.09%      -30.10%
           2000 .............................     1.30%    126,911    21.441430      2,721,153         0.14%      -17.90%
           1999 .............................     1.30%    162,982    26.114709      4,256,228         0.00%       61.93%
           1998 .............................     1.30%    168,629    16.127264      2,719,524         0.48%       17.23%

        American Century VP Ultra Fund - Class I
           2002 .............................     1.30%        739     7.968770          5,889         0.46%      -20.31% 5/1/02

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                Contract                                           Investment
                                                Expense                 Unit         Contract        Income       Total
                                                 Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   -------   ----------   --------------   ----------   ---------
        American Century VP Value Fund - Class I
           2002 .............................     1.30%     94,957   $14.316630     $ 1,359,464       0.90%      -13.75%
           2001 .............................     1.30%    123,905    16.598988       2,056,698       0.95%       11.36%
           2000 .............................     1.30%     57,614    14.906133         858,802       0.73%       16.63%
           1999 .............................     1.30%     26,781    12.781220         342,294       0.93%       -2.13%
           1998 .............................     1.30%     25,086    13.059452         327,609       0.64%        3.46%

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2002 .............................     1.30%      5,188     7.067052          36,664       0.00%      -35.01%
           2001 .............................     1.30%      7,002    10.873870          76,139       0.00%      -29.56%
           2000 .............................     1.30%     11,974    15.438040         184,855       0.00%      -19.98%
           1999 .............................     1.30%     88,739    19.293144       1,712,054       0.00%       61.39%
           1998 .............................     1.30%     23,108    11.954408         276,242       0.00%        5.13%

        Credit Suisse Trust - International Focus Portfolio
           2002 .............................     1.30%     49,680     7.802280         387,617       0.00%      -20.94%
           2001 .............................     1.30%     55,979     9.868857         552,449       0.00%      -23.29%
           2000 .............................     1.30%     66,083    12.864457         850,122       0.45%      -26.85%
           1999 .............................     1.30%     81,838    17.586224       1,439,221       0.93%       51.45%
           1998 .............................     1.30%     92,476    11.611647       1,073,799       0.52%        3.99%

        Credit Suisse Trust - Small Cap Growth Portfolio
           2002 .............................     1.30%     54,671    11.198504         612,233       0.00%      -34.55%
           2001 .............................     1.30%     82,230    17.109846       1,406,943       0.00%      -17.10%
           2000 .............................     1.30%    118,070    20.639565       2,436,913       0.00%      -19.17%
           1999 .............................     1.30%    114,996    25.533360       2,936,234       0.00%       66.90%
           1998 .............................     1.30%    152,727    15.298780       2,336,537       0.00%       -4.11%

        Dreyfus GVIT Mid Cap Index Fund - Class I
           2002 .............................     1.30%     48,885     8.491590         415,111       0.42%      -16.40%
           2001 .............................     1.30%     41,031    10.157238         416,762       0.54%       -2.59%
           2000 .............................     1.30%     10,564    10.427067         110,152       0.56%        4.27% 5/1/00

        Dreyfus IP - European Equity Portfolio
           2001 .............................     1.30%      2,993     6.578172          19,688       0.84%      -29.06%
           2000 .............................     1.30%      5,683     9.273374          52,701       0.42%       -7.27% 5/1/00

        Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
           2002 .............................     1.30%     13,724    16.676328         228,866       0.21%      -29.86%
           2001 .............................     1.30%     22,613    23.777410         537,679       0.06%      -23.58%
           2000 .............................     1.30%     33,067    31.114958       1,028,878       0.81%      -12.18%
           1999 .............................     1.30%     31,488    35.428815       1,115,583       0.02%       28.40%
           1998 .............................     1.30%     27,695    27.592332         764,170       0.19%       27.71%

        Dreyfus Stock Index Fund
           2002 .............................     1.30%    179,477    19.378177       3,477,937       1.31%      -23.37%
           2001 .............................     1.30%    215,776    25.286872       5,456,300       1.06%      -13.32%
           2000 .............................     1.30%    248,888    29.173405       7,260,910       0.96%      -10.45%
           1999 .............................     1.30%    315,343    32.576553      10,272,788       1.11%       19.05%
           1998 .............................     1.30%    326,895    27.364353       8,945,270       1.37%       26.56%

                                                Contract                                           Investment
                                                Expense                 Unit         Contract        Income       Total
                                                 Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   -------   ----------   --------------   ----------   ---------
        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2002 .............................     1.30%     74,627   $10.401947     $   776,266       1.14%      -17.79%
           2001 .............................     1.30%     80,268    12.653068       1,015,636       0.84%      -10.49%
           2000 .............................     1.30%     69,804    14.135555         986,718       0.63%       -1.93%
           1999 .............................     1.30%     81,279    14.413356       1,171,503       0.70%       10.02%
           1998 .............................     1.30%     62,982    13.101026         825,129       0.97%       28.54%

        Dreyfus VIF - Growth and Income Portfolio - Initial Shares
           2002 .............................     1.30%     13,957     9.490878         132,464       0.60%      -26.29%
           2001 .............................     1.30%     12,109    12.876695         155,924       0.50%       -7.07%
           2000 .............................     1.30%     16,818    13.856323         233,036       0.61%       -5.02%
           1999 .............................     1.30%      9,941    14.588194         145,021       0.65%       15.38%
           1998 .............................     1.30%     14,240    12.644103         180,052       1.05%       10.37%

        Federated Quality Bond Fund II - Primary Shares
           2002 .............................     1.30%      4,830    10.689420          51,630       0.00%        6.89% 5/1/02

        Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
           2002 .............................     1.30%    242,191    29.394119       7,118,991       1.77%      -18.02%
           2001 .............................     1.30%    292,636    35.855591      10,492,637       1.70%       -6.19%
           2000 .............................     1.30%    304,863    38.221825      11,652,420       1.65%        7.03%
           1999 .............................     1.30%    395,355    35.712129      14,118,969       1.45%        4.96%
           1998 .............................     1.30%    456,214    34.025630      15,522,969       1.30%       10.19%

        Fidelity(R) VIP - Growth Portfolio: Initial Class
           2002 .............................     1.30%    239,109    26.673304       6,377,827       0.25%      -31.01%
           2001 .............................     1.30%    283,815    38.662344      10,972,953       0.08%      -18.72%
           2000 .............................     1.30%    342,658    47.567395      16,299,348       0.12%      -12.12%
           1999 .............................     1.30%    355,884    54.130524      19,264,187       0.15%       35.66%
           1998 .............................     1.30%    376,885    39.900577      15,037,929       0.41%       37.69%

        Fidelity(R) VIP - High Income Portfolio: Initial Class
           2002 .............................     1.30%    160,671    20.087809       3,227,528       9.29%        2.11%
           2001 .............................     1.30%     93,229    19.673202       1,834,113      13.67%      -12.88%
           2000 .............................     1.30%    100,049    22.581448       2,259,251       7.66%      -23.47%
           1999 .............................     1.30%    105,520    29.506936       3,113,572       9.63%        6.76%
           1998 .............................     1.30%    144,326    27.638937       3,989,017       7.35%       -5.56%

        Fidelity(R) VIP - Overseas Portfolio: Initial Class
           2002 .............................     1.30%    129,046    11.940760       1,540,907       0.83%      -21.31%
           2001 .............................     1.30%    150,144    15.174561       2,278,369       5.37%      -22.19%
           2000 .............................     1.30%    168,125    19.502680       3,278,888       1.56%      -20.15%
           1999 .............................     1.30%    213,601    24.423718       5,216,931       1.25%       40.79%
           1998 .............................     1.30%    248,471    17.348011       4,310,478       1.80%       11.29%

        Fidelity(R) VIP II - Asset Manager: Growth Portfolio: Service Class
           2002 .............................     1.30%    165,830    24.046655       3,987,657       3.98%       -9.91%
           2001 .............................     1.30%    187,390    26.691052       5,001,636       4.21%       -5.34%
           2000 .............................     1.30%    201,334    28.195602       5,676,733       3.30%       -5.16%
           1999 .............................     1.30%    211,956    29.730624       6,301,584       3.18%        9.66%
           1998 .............................     1.30%    253,412    27.112311       6,870,585       2.96%       13.57%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                Contract                                           Investment
                                                Expense                 Unit         Contract        Income       Total
                                                  Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   -------   ----------   --------------   ----------   ---------
        Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
           2002 .............................     1.30%    199,804   $18.262213     $3,648,863        0.85%       -10.52%
           2001 .............................     1.30%    215,185    20.409441      4,391,806        0.78%       -13.39%
           2000 .............................     1.30%    250,535    23.563410      5,903,459        0.36%        -7.82%
           1999 .............................     1.30%    290,335    25.563198      7,421,891        0.43%        22.65%
           1998 .............................     1.30%    275,660    20.842351      5,745,402        0.53%        28.30%

        Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class
           2002 .............................     1.30%     15,005     7.383595        110,791        1.07%       -22.86%
           2001 .............................     1.30%     17,924     9.571123        171,553        0.38%       -15.53%
           2000 .............................     1.30%     19,392    11.331281        219,736        1.30%       -18.13%
           1999 .............................     1.30%     21,868    13.841079        302,677        0.94%         2.93%
           1998 .............................     1.30%     64,568    13.447707        868,292        0.58%        23.01%

        Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
           2002 .............................     1.30%      1,517     7.444367         11,293        0.00%       -25.56% 5/1/02

        Gartmore GVIT Emerging Markets Fund - Class I
           2002 .............................     1.30%      2,303     6.800904         15,662        0.17%       -16.33%
           2001 .............................     1.30%      1,128     8.127810          9,168        0.52%        -6.42%

        Gartmore GVIT Global Financial Services Fund - Class I
           2002 .............................     1.30%      3,861     8.588804         33,161        0.08%       -14.11% 5/1/02

        Gartmore GVIT Global Health Sciences Fund - Class I
           2002 .............................     1.30%     13,221     8.267793        109,308        0.00%       -17.32% 5/1/02

        Gartmore GVIT Global Technology and Communications Fund - Class I
           2002 .............................     1.30%      7,189     1.915215         13,768        0.59%       -43.52%
           2001 .............................     1.30%     13,394     3.391119         45,421        0.00%       -43.47%
           2000 .............................     1.30%     18,398     5.998698        110,364        0.00%       -40.01% 10/2/00

        Gartmore GVIT Global Utilities Fund - Class I
           2002 .............................     1.30%      2,573     8.608580         22,150        0.54%       -13.91% 5/1/02

        Gartmore GVIT Government Bond Fund - Class I
           2002 .............................     1.30%    222,251    23.773114      5,283,598        4.42%         9.55%
           2001 .............................     1.30%    253,883    21.700608      5,509,415        5.12%         5.86%
           2000 .............................     1.30%    188,357    20.498919      3,861,115        5.25%        11.09%
           1999 .............................     1.30%    240,383    18.452016      4,435,551        5.74%        -3.61%
           1998 .............................     1.30%    274,184    19.142839      5,248,660        5.51%         7.50%

        Gartmore GVIT Growth Fund - Class I
           2002 .............................     1.30%     29,222    11.409842        333,418        0.00%       -29.64%
           2001 .............................     1.30%     37,694    16.217110        611,288        0.00%       -29.07%
           2000 .............................     1.30%     45,948    22.863519      1,050,533        0.18%       -27.48%
           1999 .............................     1.30%     62,075    31.526314      1,956,996        0.66%         2.93%
           1998 .............................     1.30%    113,664    30.628674      3,481,378        0.78%        28.29%

        Gartmore GVIT ID Moderate Fund
           2002 .............................     1.30%        265     9.030143          2,393        1.72%        -9.70% 1/25/02

        Gartmore GVIT ID Moderately Conservative Fund
           2002 .............................     1.30%         99     9.526311            943        2.35%        -4.74% 1/25/02

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                  Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
        Gartmore GVIT International Growth Fund - Class I
           2002 .............................     1.30%        3,701   $ 4.864470    $    18,003        0.00%      -25.09%

        Gartmore GVIT Money Market Fund - Class I
           2002 .............................     1.30%      594,197    14.901808      8,854,610        1.26%       -0.10%
           2001 .............................     1.30%      788,057    14.917365     11,755,734        3.57%        2.25%
           2000 .............................     1.30%      857,846    14.589227     12,515,310        5.53%        4.66%
           1999 .............................     1.30%    1,082,615    13.940225     15,091,897        5.04%        3.49%
           1998 .............................     1.30%      814,530    13.470763     10,972,341        5.48%        3.90%

        Gartmore GVIT Nationwide(R) Leaders Fund - Class I
           2002 .............................     1.30%          178     8.379188          1,491        1.18%      -16.21% 5/1/02

        Gartmore GVIT Small Cap Growth Fund - Class I
           2002 .............................     1.30%       23,644     4.664552        110,289        0.00%      -34.15%
           2001 .............................     1.30%       10,664     7.083730         75,541        0.00%      -12.00%
           2000 .............................     1.30%        3,122     8.049546         25,131        0.00%      -29.07% 5/1/00

        Gartmore GVIT Small Cap Value Fund - Class I
           2002 .............................     1.30%       95,522    10.754320      1,027,274        0.01%      -28.11%
           2001 .............................     1.30%      193,975    14.958425      2,901,560        0.03%       26.61%
           2000 .............................     1.30%      236,917    11.814503      2,799,057        0.00%        9.77%
           1999 .............................     1.30%       23,585    10.762831        253,841        0.00%       26.19%
           1998 .............................     1.30%       28,961     8.529271        247,016        0.00%      -14.71% 5/1/98

        Gartmore GVIT Small Company Fund - Class I
           2002 .............................     1.30%       38,599    18.345997        708,137        0.00%      -18.40%
           2001 .............................     1.30%       42,033    22.482240        944,996        0.10%       -7.92%
           2000 .............................     1.30%       74,796    24.415235      1,826,162        0.03%        7.50%
           1999 .............................     1.30%       66,890    22.712185      1,519,218        0.00%       42.16%
           1998 .............................     1.30%       68,318    15.976308      1,091,469        0.00%       -0.30%

        Gartmore GVIT Total Return Fund - Class I
           2002 .............................     1.30%       72,057    24.840096      1,789,903        0.85%      -18.42%
           2001 .............................     1.30%       91,363    30.449581      2,781,965        0.74%      -12.97%
           2000 .............................     1.30%      103,521    34.985736      3,621,758        0.63%       -3.38%
           1999 .............................     1.30%      115,322    36.208762      4,175,667        0.65%        5.56%
           1998 .............................     1.30%      136,311    34.300994      4,675,603        1.06%       16.55%

        Gartmore GVIT U.S. Growth Leaders Fund - Class I
           2002 .............................     1.30%        4,697     8.154993         38,304        0.00%      -18.45% 5/1/02

        Janus AS - Capital Appreciation Portfolio - Service Shares
           2002 .............................     1.30%       10,536     5.035896         53,058        0.30%      -17.02%
           2001 .............................     1.30%       15,561     6.068452         94,431        0.91%      -22.85%
           2000 .............................     1.30%       22,133     7.865419        174,085        1.33%      -21.35% 5/1/00

        Janus AS - Global Technology Portfolio - Service Shares
           2002 .............................     1.30%       22,402     2.424192         54,307        0.00%      -41.70%
           2001 .............................     1.30%       44,468     4.157888        184,893        0.56%      -38.13%
           2000 .............................     1.30%       52,739     6.720656        354,441        1.21%      -32.79% 5/1/00

        Janus AS - International Growth Portfolio - Service Shares
           2002 .............................     1.30%       59,542     4.366167        259,970        0.67%      -26.72%
           2001 .............................     1.30%       59,476     5.958051        354,361        0.70%      -24.43%
           2000 .............................     1.30%       72,749     7.883682        573,530        6.25%      -21.16% 5/1/00

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                Contract                                            Investment
                                                 Expense                Unit          Contract        Income       Total
                                                  Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                --------    -------   ----------   --------------   ----------   ---------
        MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I
           2002 .............................     1.30%      10,843   $11.320967     $  122,753        4.53%         5.82%
           2001 .............................     1.30%         269    10.698042          2,878        8.29%         2.84%
           2000 .............................     1.30%       1,928    10.403041         20,057        8.52%         4.03% 5/1/00

        Neuberger Berman AMT - Growth Portfolio
           2002 .............................     1.30%      70,474    15.382754      1,084,084        0.00%       -32.05%
           2001 .............................     1.30%     116,532    22.639891      2,638,272        0.00%       -31.27%
           2000 .............................     1.30%     110,577    32.939123      3,642,309        0.00%       -12.79%
           1999 .............................     1.30%      97,552    37.771042      3,684,641        0.00%        48.46%
           1998 .............................     1.30%     136,629    25.442656      3,476,205        0.00%        14.03%

        Neuberger Berman AMT - Guardian Portfolio
           2002 .............................     1.30%       6,891     7.420249         51,133        0.80%       -27.40%
           2001 .............................     1.30%       7,490    10.220670         76,553        0.47%        -2.79%
           2000 .............................     1.30%       4,316    10.513749         45,377        0.59%        -0.17%
           1999 .............................     1.30%       2,945    10.531438         31,015        0.29%        13.45%
           1998 .............................     1.30%       4,760     9.282948         44,187        0.00%        -7.17% 5/1/98

        Neuberger Berman AMT - Limited Maturity Bond Portfolio
           2002 .............................     1.30%      82,238    18.030897      1,482,825        4.91%         3.98%
           2001 .............................     1.30%      64,208    17.341018      1,113,432        5.78%         7.37%
           2000 .............................     1.30%      55,938    16.150810        903,444        7.15%         5.41%
           1999 .............................     1.30%      58,827    15.321478        901,317        5.69%         0.17%
           1998 .............................     1.30%      76,004    15.295923      1,162,551        6.83%         3.04%

        Neuberger Berman AMT - Partners Portfolio
           2002 .............................     1.30%      42,685    17.402827        742,840        0.53%       -25.12%
           2001 .............................     1.30%      58,929    23.242157      1,369,637        0.38%        -4.09%
           2000 .............................     1.30%      56,278    24.233377      1,363,806        0.69%        -0.59%
           1999 .............................     1.30%      69,118    24.377639      1,684,934        1.08%         5.98%
           1998 .............................     1.30%     176,971    23.001381      4,070,577        0.35%         2.86%

        Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2002 .............................     1.30%      11,830     3.750690         44,371        0.65%       -28.72%
           2001 .............................     1.30%      12,032     5.262277         63,316        0.87%       -32.16%
           2000 .............................     1.30%      25,730     7.757136        199,591        0.00%       -22.43% 5/1/00

        Oppenheimer Bond Fund/VA - Initial Class
           2002 .............................     1.30%      66,289    22.020858      1,459,741        7.25%         7.67%
           2001 .............................     1.30%      71,479    20.452013      1,461,889        7.04%         6.39%
           2000 .............................     1.30%      57,658    19.224081      1,108,422        7.66%         4.73%
           1999 .............................     1.30%      70,351    18.355321      1,291,315        4.68%        -2.79%
           1998 .............................     1.30%      84,868    18.882225      1,602,497        1.67%         5.42%

        Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2002 .............................     1.30%      84,080    10.950071        920,682        0.64%       -27.81%
           2001 .............................     1.30%      89,005    15.167382      1,349,973        0.64%       -13.71%
           2000 .............................     1.30%      91,772    17.577949      1,613,164        0.12%        -1.51%
           1999 .............................     1.30%      60,384    17.847892      1,077,727        0.17%        39.83%
           1998 .............................     1.30%      26,155    12.764150        333,846        0.28%        22.40%

                                                Contract                                           Investment
                                                 Expense                Unit        Contract         Income       Total
                                                  Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   -------   ----------   --------------   ----------   ---------
        Oppenheimer Global Securities Fund/VA - Initial Class
           2002 .............................     1.30%     77,714   $19.559687     $1,520,062        0.56%       -23.14%
           2001 .............................     1.30%     89,126    25.449092      2,268,176        0.69%       -13.18%
           2000 .............................     1.30%    103,662    29.312842      3,038,628        0.27%         3.74%
           1999 .............................     1.30%     99,036    28.256521      2,798,413        0.92%        56.44%
           1998 .............................     1.30%     88,848    18.062180      1,604,789        2.07%        12.63%

        Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
           2002 .............................     1.30%      8,466     6.380282         54,015        0.65%       -19.85%
           2001 .............................     1.30%     11,244     7.960162         89,504        0.41%       -11.33%
           2000 .............................     1.30%      3,017     8.977032         27,084        0.00%       -10.23% 5/1/00

        Oppenheimer Multiple Strategies Fund/VA - Initial Class
           2002 .............................     1.30%     58,166    23.568558      1,370,889        3.60%       -11.56%
           2001 .............................     1.30%     95,325    26.649037      2,540,319        3.96%         0.89%
           2000 .............................     1.30%    102,256    26.413991      2,700,989        4.57%         5.07%
           1999 .............................     1.30%    106,259    25.139330      2,671,280        3.30%        10.35%
           1998 .............................     1.30%    110,357    22.780548      2,513,993        0.88%         5.28%

        Strong GVIT Mid Cap Growth Fund - Class I
           2002 .............................     1.30%     36,181     3.455755        125,033        0.00%       -37.83%
           2001 .............................     1.30%      3,579     5.558609         19,894        0.00%       -31.22%
           2000 .............................     1.30%      9,148     8.081237         73,927        0.00%       -19.19% 5/1/00

        Strong Opportunity Fund II, Inc.
           2002 .............................     1.30%     78,959    28.143339      2,222,170        0.38%       -27.77%
           2001 .............................     1.30%     99,955    38.960989      3,894,346        0.59%        -4.95%
           2000 .............................     1.30%    101,232    40.898881      4,140,276        0.00%         5.23%
           1999 .............................     1.30%    102,073    38.955700      3,976,325        0.00%        33.17%
           1998 .............................     1.30%    111,969    29.253391      3,275,473        0.25%        12.08%

        Strong VIF - Strong Discovery Fund II
           2002 .............................     1.30%     26,664    17.911803        477,600        0.00%       -13.15%
           2001 .............................     1.30%     35,961    20.624646        741,683        0.72%         2.73%
           2000 .............................     1.30%     29,577    20.076460        593,801        0.00%         3.05%
           1999 .............................     1.30%     32,996    19.481837        642,823        0.00%         3.73%
           1998 .............................     1.30%     58,970    18.780910      1,107,510        0.00%         5.87%

        Strong VIF - Strong International Stock Fund II
           2002 .............................     1.30%     28,207     5.494908        154,995        4.04%       -27.49%
           2001 .............................     1.30%     28,858     7.578594        218,703        0.00%       -23.15%
           2000 .............................     1.30%     77,557     9.861771        764,849        0.00%       -40.30%
           1999 .............................     1.30%    142,490    16.519505      2,353,864        0.17%        84.79%
           1998 .............................     1.30%     35,834     8.939643        320,343        1.14%        -6.01%

        Turner GVIT Growth Focus Fund - Class I
           2002 .............................     1.30%      9,832     2.146502         21,104        0.00%       -43.60%
           2001 .............................     1.30%      2,633     3.805692         10,020        0.00%       -39.82%

        Van Eck WIT - Worldwide Bond Fund
           2002 .............................     1.30%     48,544    16.600653        805,862        0.00%        20.09%
           2001 .............................     1.30%     33,122    13.823940        457,877        4.39%        -6.33%
           2000 .............................     1.30%     31,281    14.757769        461,638        4.90%         0.56%
           1999 .............................     1.30%     34,273    14.675886        502,987        4.31%        -9.01%
           1998 .............................     1.30%     56,294    16.129801        908,011        0.79%        11.30%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                Contract                                           Investment
                                                Expense                 Unit         Contract        Income       Total
                                                  Rate*     Units    Fair Value   Owners' Equity    Ratio**     Return***
                                                --------   -------   ----------   --------------   ----------   ---------
        Van Eck WIT - Worldwide Emerging Markets Fund
           2002 .............................     1.30%     32,199   $ 6.024691   $      193,989      0.20%       -4.16%
           2001 .............................     1.30%     34,168     6.285993          214,780      0.00%       -3.09%
           2000 .............................     1.30%     37,709     6.486254          244,590      0.00%      -42.61%
           1999 .............................     1.30%    123,914    11.302972        1,400,596      0.00%       97.70%
           1998 .............................     1.30%     25,018     5.717162          143,032      0.95%      -34.98%

        Van Eck WIT - Worldwide Hard Assets Fund
           2002 .............................     1.30%     42,486    12.211274          518,808      0.68%       -4.09%
           2001 .............................     1.30%     38,241    12.731937          486,882      1.21%      -11.61%
           2000 .............................     1.30%     57,160    14.404038          823,335      1.12%        9.97%
           1999 .............................     1.30%     71,735    13.098076          939,590      1.47%       19.44%
           1998 .............................     1.30%    128,220    10.966233        1,406,090      0.69%      -31.86%

        Van Kampen UIF - Emerging Markets Debt Portfolio
           2002 .............................     1.30%      5,151    11.410385           58,775      6.91%        7.81%
           2001 .............................     1.30%      7,324    10.583651           77,515      9.40%        8.67%
           2000 .............................     1.30%      9,551     9.739230           93,019     12.32%        9.96%
           1999 .............................     1.30%      6,540     8.857388           57,927     16.19%       27.71%
           1998 .............................     1.30%      7,315     6.935753           50,735     12.80%      -29.31%

        Van Kampen UIF - U.S. Real Estate Portfolio
           2002 .............................     1.30%     51,170    19.996209        1,023,206      3.29%       -2.07%
           2001 .............................     1.30%     53,253    20.418602        1,087,352      3.98%        8.41%
           2000 .............................     1.30%     50,123    18.833757          944,004      8.22%       26.41%
           1999 .............................     1.30%     39,678    14.898574          591,146      6.87%       -4.62%
           1998 .............................     1.30%     67,042    15.620311        1,047,217      0.17%      -12.76%
                                                                                  --------------

      Contract Owners' Equity Total By Year

         2002 .................................................................   $  727,023,336
                                                                                  ==============
         2001 .................................................................   $  933,404,977
                                                                                  ==============
         2000 .................................................................   $1,071,884,297
                                                                                  ==============
         1999 .................................................................   $1,144,615,392
                                                                                  ==============
         1998 .................................................................   $  894,156,479
                                                                                  ==============

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

================================================================================

================================================================================

                           Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-2:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-2 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2003

================================================================================

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

                                                                ----------------
                                                                    Bulk Rate
                                                                  U.S. Postage
                                                                    P A I D
                                                                 Columbus, Ohio
                                                                 Permit No. 521
                                                                ----------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company